SMITH BARNEY SERIES FUND
                               ANNUAL REPORT FOR
                                    SYMPHONY
                        A Tax-Deferred Variable Annuity

                                 [Paste up Art]


APPRECIATION PORTFOLIO


TOTAL RETURN PORTFOLIO

                                               INTERMEDIATE
HIGH GRADE PORTFOLIO


DECEMBER 31, 1996

<P$GPCN>

ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
------------------------------------------------------------
--------------------

Dear Investor:

We are pleased to provide you with the annual report for Smith Barney Series
Fund -- Intermediate High Grade, Appreciation and Total
Return Portfolios
("Portfolios") for the year ended December 31, 1996. This letter will briefly discuss general economic and market conditions. In addition, detailed comparisons showing the growth of a hypothetical $10,000 invested in each
Portfolio since inception can be found in this report. All total return figures given in this report are cumulative and exclude the effect of sales charges. A detailed summary of performance and current holdings for each individual
Portfolio can be found in the appropriate sections that follow in the report.

MARKET AND ECONOMIC OVERVIEW

The stock market continued its impressive climb in 1996, soaring to record levels by year end, while the bond market struggled because of investor concerns that the U.S. economy was overheating. The economy in 1996, which had moderate inflation, stable to lower interest rates, and strong corporate earnings growth, proved to be quite favorable not only for the domestic equity markets, but worldwide equity markets as well. Over the year, Standard and Poor's 500 Index
("S&P 500"), a capitalization weighted-index of 500 widely held common stocks, gained 22.95%, driven primarily by the strong appreciation of large-capitalization stocks. In its only action all year, the Federal Reserve
Board (the "Fed") lowered the discount rate from 5.25% to 5%. (The discount rate is the interest rate the federal government charges banks for overnight loans.)
The rate of inflation, as measured by the Consumer Price Index, remained a modest 3% in 1996. Investors also signaled their approval of the continuance of a divided federal government and the recently elected Republican majority in
Congress with a vigorous post-election rally.

Disappointing earnings reports from the technology and healthcare sectors caused many investors to believe these stocks had become overvalued and unable to sustain their spectacular recent growth rates, and that triggered a mid-year correction. In our view, this correction has been healthy for the stock market because it removed some excessive speculation and paved the way for more sustainable economic growth. Seeking stability and liquidity, investors gravitated towards blue chip and large-capitalization stocks. The Dow Jones
Industrial Average, a price-weighted average of 30 actively traded blue chip stocks, rose 26% for the year, closing at 6448.

Conversely, the domestic bond market experienced significant volatility as reports of a stronger than expected U.S. economy were released throughout the year. Bond prices fluctuated while investors monitored key economic indicators.
Jobless claims rose slightly in January, attributable mostly to an especially harsh winter on the east coast, and then dropped steadily to its lowest point in years. At the end of the year, the unemployment rate was approximately 5.3%.
Higher employment, coupled with a surge in consumer spending, lead many bond investors to think the economy was growing faster than expected, which would cause inflation ultimately to rise. Although U.S. Treasuries performed well in the fall, especially in the months of October and November, renewed fears of inflation and the specter of a possible rate hike by the Fed pushed down prices of the benchmark 30-year Treasury bonds, driving its yield up 0.70% to finish the year at 6.64%.

Stock markets in Germany and Great Britain posted gains comparable to those in the United States while Japan's financial markets continued to falter. On the other hand, emerging market debt investments flourished during the reporting period. For example, The J.P. Morgan Emerging Markets Bond
Index (a basket of
popular debt instruments from representative countries in Europe, Asia, Africa, and Latin America) jumped 40% for the year, making emerging market bonds one of the few investments that exceeded the performance of stocks in 1996.

Looking ahead to 1997, we anticipate a continuation of this favorable economic environment for financial assets. We believe that large-capitalization growth stocks, which significantly outperformed other segments of the market in 1996, should hold their gains but experience less appreciation in 1997. On the other hand, small and mid-capitalization stocks, which were relatively flat in 1996, should show better performance. With respect to the fixed-income market, we do not anticipate any major development that will cause the market to move dramatically in either direction. In our view, the bulk of any returns in fixed-income investments will probably come from coupon interest and not price appreciation.

                                        1

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ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
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INTERMEDIATE HIGH GRADE PORTFOLIO

The investment objective of the Intermediate High Grade
Portfolio is to provide
investors with as high a level of current income as is consistent with the protection of capital. Under normal market conditions, the Intermediate High
Grade Portfolio will invest at least 65% of its assets in U.S. government securities and in high-grade U.S. corporate bonds. For the year ended December
31, 1996, the Intermediate High Grade Portfolio had a total return of 1.69%, slightly underperforming the Lehman Brothers Government
Corporate Bond Index
total return of 2.9%. (The Lehman Brothers
Government/Corporate Bond Index is an
unmanaged index composed of U.S. Government Treasuries and agency securities, corporate, and Yankee bonds.)

As of December 31, 1996, approximately 100% of the
Intermediate High Grade
Portfolio was invested in securities rated investment grade by Standard and
Poor's Corporation or Moody's Investors Service Inc., with
80% of the
Portfolio's investments rated "AA" or better. (Standard and Poor's Corporation and Moody's Investors Service Inc. are two major credit reporting and bond rating agencies.) The following is a breakdown of the Portfolio's composition as of December 31, 1996:

        SECURITY
PERCENTAGE OF PORTFOLIO
        ----------------------------------------------------
-------------    -----------------------
        Cash Equivalents
2.6%
        Asset-Backed Securities
3.5
        Mortgage-Backed Securities
13.5
        U.S. Government and Agency Obligations
20.0
        Corporate Bonds and Notes
60.4

After rising above 7% earlier in the year, reports of a weak housing market and a slowing consumer debt rate indicated an economic slowdown and sparked a strong rally in the U.S. Treasury market in October and November. Toward the end of the year, signs of a strengthening economy surfaced and bond markets began to trade lower in December.

Despite having five fewer shopping days during the holiday season, consumers increased their spending by approximately 5% over the same period last year. In addition, rising production among manufacturers, higher energy prices, and a drop in unemployment to a historically low rate of about
5.3% all contributed to
heightened investor concerns over rising inflation.

In December, we lowered our average bond maturity and increased our holdings of higher yielding U.S. agency mortgage-backed securities and callable bonds. In the corporate sector, we are watching the market closely, searching for opportunities in high quality debt issues while focusing on maturity structure and sound credit fundamentals as well as a competitive yield. Given the current economic climate, we feel that an acceleration in economic growth will likely lead to higher short-term interest rates. We also believe that this recent growth is a seasonal occurrence that is not likely to lead to a prolonged expansion of the economy. Over the next six months we will be looking for signs of a slower U.S. economy and a more positive interest rate environment. We remain confident that this strategy will deliver competitive returns in the coming year.

APPRECIATION PORTFOLIO

Coming out of a very strong 1995, our strategy was to position the Portfolio to have some downside protection, along with the potential for appreciation. For the year ended December 31, 1996, the Portfolio had a total return of 19.77%, trailing slightly the S&P 500 Index, which gained 22.95% over the same time period.

Last year, we expressed caution coming off the terrific stock market of 1995.
Clearly, our caution, which was expressed in the form of cash reserves and the sale of some of our seemingly overpriced stocks, was misplaced. However, we were able to provide shareholders with a competitive return with lower levels of risk than the stock market as a whole. Our goal has always been to deliver consistent positive returns over the long term. Over the past six years we have owned great companies, allowing them to compound earnings and dividend growth, and taking some money off the table when the market seemed euphoric. Core positions are maintained for very long periods of time. Such stocks as Johnson & Johnson,
Minnesota Mining and Manufacturing, Procter and Gamble, and Wal-Mart have been represented in the Portfolio since its inception.

The rapid rise in interest rates in early 1996 had no negative impact on stock prices. In our view, this is attributable to two factors -- rising productivity leading to sharp profit growth, and big inflows of money in the market as more and more people across the country decided to invest. With the exception of a brief dip in July, the stock market seemed to have a life of its own. Corporate earnings increased at a good pace, but the price investors were willing to pay for those earnings went up even faster. For some of our long-time holdings such as Coca Cola, Microsoft, and Gillette, stock prices went to levels we viewed

                                        2

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as extreme, and some profits were taken. On the other hand, we also found stocks
that seemed to offer compelling value. Allstate, for example, became the
Portfolio's top position as its operations were strengthening rapidly and sharply, a fact that many investors were slow to notice. Other insurance stocks were selected for the Portfolio as well as based on our perception they were undervalued relative to their prospects. We believe that the insurance group is undergoing a transformation similar to that experienced by the banking sector during the last two years. In short, it appears companies are exiting low return businesses and focusing on better capital management to enhance shareholder returns. In our view, Chubb and Hartford Insurance are clear examples of this trend.

During the reporting period, energy stocks were and still remain prominent holdings of the Appreciation Portfolio. Our prediction a year ago of surprises on the upside for oil prices was on the button and stocks such as Amoco, Mobil,
Amerada Hess, Unocal, and Royal Dutch began to rise as investors began to realize that these energy stocks offered better-than-average dividends, lower-than-average valuations and improving fundamentals.

Healthcare companies continue to be a favorite long-term theme for the
Portfolio, and the presence of Johnson & Johnson and Merck in its top-ten holdings attests to this fact. Earnings growth for many healthcare companies has continued in the mid-teens range driven primarily by new products. Technology has been more of a challenge for us, and Intel has been our focus stock with smaller, but profitable positions in Hewlett Packard, Texas
Instruments and IBM.
However, we have been underweighted in other areas of technology based on our fears of rapid product obsolescence. Finally, our biggest disappointment of the year was AT&T, where despite a huge restructuring, the company continues to face heavy competition in its core long-distance business.

After many years of reminding investors of the wisdom of owning stocks, we are now in the peculiar position of being asked why we have cash reserves, since the stock market is obviously such a great place to be. In other words, people have asked us: "Why the caution over the past year, and especially now, when the U.S.
economy is performing well?" It is not because we expect a recession (we do not); or that we expect inflation to surge (we do not); or that we expect interest rates to soar (we do not). Rather, we have remained cautious because the rise in the stock market over the past few years has discounted an awful lot of good news, and leaves little margin for accidents or disappointments. At current levels of valuation, everything needs to continue to go right for stocks to advance materially, while not much needs to go wrong for prices to stumble.
We will continue to try and provide reasonable returns by owning the best companies we can find, while building a cushion against the market volatility that has lately become so prevalent.

TOTAL RETURN PORTFOLIO

During 1996, the value of an investment in the Total Return
Portfolio increased
25.33% versus 22.95% for the S&P 500. However, these performance figures do not begin to tell the story of the Total Return Portfolio in 1996 because this was a very unusual year in many respects.

Factors Affecting Performance in 1996

It would be easy to conclude that the performance of the Total Return Portfolio mirrored that of the S&P 500 and most of its holdings showed appreciation consistent with that of this leading index. Nothing could be further from the truth. In reality, 1996 was a year in which a favored few stocks did exceedingly well while most lagged behind. For example, the largest 25 names in the S&P 500 accounted for more than 50% of the S&P 500's gain of 22.95% for the year, indicating that the returns for the remaining 475 stocks which make up this index failed to reach the overall return for the index. Therefore, if a portfolio were overweighted in the largest companies in the S&P 500, it had a much better chance of matching or exceeding the index's return for 1996.

The Total Return Portfolio had only one company in the top
25 largest within the
S&P 500 and that company (Bristol Myers) accounted for about
1.3% of total
investments. In light of that development, how were we able to slightly outperform the S&P 500 in 1996?

In late 1995, we identified the REIT (real estate investment trust) sector as having compelling investment characteristics. The Total Return Portfolio has several objectives, one of which is to maintain a portfolio yield of 33% more than the S&P 500, which means we closely examined sectors of the market where dividends and current income are important. Our analysis revealed that REITs had performed poorly for most of the previous year and yet their yields relative to intermediate bonds and utility yields, possible competing investments, were at all time highs. It seemed to us that the REIT sector represented the

                                        3

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ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
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best of all possible worlds because it offered high and
secure yields with
prospects for significant capital appreciation. In fact, during 1996, the REIT sector advanced 33%, on a total return basis, and our average weighting in the group was approximately 20%.

A second area which helped the Total Return Portfolio in 1996 was energy, where we were overweighted by more than 50%. Energy accounts for about 9% of the S&P
500. Rising oil and natural gas prices, cold weather, and low inventory levels translated into higher prices for companies involved in the energy business.
Many issues advanced 30-50% during the year.

Although we have cut back rather dramatically on our financial services exposure, we maintained a commitment during 1996 which approximated the S&P 500 weighting of 14-15%. Many financial services companies appreciated significantly more than the leading indexes during the year. The Total
Return Portfolio had a
minimal exposure to technology in 1996 and maintained an average cash position during 1996 of 18%.

Recent Changes

In recent months, we have reduced our exposure to financial service issues. Late in 1996, there appeared to be a growing consensus that interest rates had nowhere to go but down and 70% of bond advisors indicated they were bullish on bond market prospects. This extreme level of conviction suggested that we might lighten our positions in financial issues in light of their outstanding performance for most of 1996.

One area in which we committed funds was communications services which covers companies such as AT&T, GTE, and U.S. West. During the fourth quarter of last year, these high yielding stocks were selling near their year's low, reflecting bearish sentiment surrounding the group. Many analysts felt these companies were ill-equipped to compete in the markets opened up by telecommunications deregulation that became effective during 1996. However, these issues' low share prices seemed to discount many of the risks and gave little credit for
"incumbency." Almost every week, new technological innovations or inventions are announced that enable existing companies to compete more effectively with new entrants. Communications services now account for approximately 9% of the assets in the Portfolio.

Looking Ahead Into 1997

Cash flows into mutual funds continue to set new records and the narrow, large-capitalization rally shows no sign of ending. Some household names, which are outstanding companies, now carry price-to-earnings ratios in the range of 30 to 40. (Price-to-earnings ratios, or P/E ratios, compares a stock's price to its dividends and is a common method used by investors to evaluate a stock's worth.
High P/E ratios may indicate that an individual stock is currently overvalued by the market relative to its present earning power.) We think these valuations are excessive and we believe the market rally will eventually broaden to include a wider range of companies.

Moreover, we believe yield has been ignored by many investment decision makers and we are actively looking for convertible bonds and other higher yielding issues. Yield now accounts for the lowest percentage of total return for stocks over the last 20 years. Paying somewhat more attention to higher yielding common stocks makes sense to us today in light of these trends.

A debate between some of the largest companies in the brokerage and investment banking business had begun in 1996. One side argues that business is strong and will continue that way as the year unfolds. The other side points to high debt levels at the consumer level, low employment, and the likelihood that corporate profits will be growing more slowly to bolster its case that the economy will weaken in the immediate future.

We suspect that the key to the stock market and the economy in 1997 lies with
Alan Greenspan, who has made his position clear. The Federal Reserve Chairman would like a trading range in the stock market in 1997 that is neither too
"excessive" nor too weak. Greenspan's concern is that a frothy stock market and the liquidity it generates could spill over into real estate and other markets and ultimately lead to higher inflation. Although we are far from the Japan of
1990, the lesson of that bubble economy are all too clear seven years later.

Parting Thoughts

The Total Return Portfolio is designed to be the low risk equity alternative within the annuity program. We limit our investments to 30-35 names and hope to achieve a long-term annual return of 12% from a combination of capital appreciation, current income and selected covered writing of options on stocks in the portfolio.

                                        4

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ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
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Since its inception at the end of 1993, the Total Return
Portfolio has generated
returns comparable to the S&P 500. The average annualized return for the Total
Return Portfolio in the last three years has been about 19%. We have been able to accomplish this performance with 80% of the risk of the broad market.
Although the last few years have been gratifying, each year presents new challenges and the need to manage client assets prudently. We look forward to earning your continuing support in 1997 and we thank you for your confidence in our investment management approach.

In closing, we would like to thank you for your investment in the Smith Barney
Series Fund. We look forward to serving your financial needs in the years ahead.

Sincerely,

[SIG]

Heath B. McLendon
Chairman and Chief Executive Officer

January 31, 1997

                                        5

<P$GPCN>
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 PERFORMANCE COMPARISON -- INTERMEDIATE HIGH GRADE PORTFOLIO
AS OF 12/31/96

     AVERAGE ANNUAL TOTAL RETURN.69%
----------------------------------------------
   Year Ended 12/31/96                   1.69%
   Five Years Ended 12/31/96             5.71%
   10/16/91* through 12/31/96            5.95%

          CUMULATIVE TOTAL RETURN
----------------------------------------------
   10/16/91* through 12/31/96           35.18%
 * Commencement of operations
----------------------------------------------

The chart to the right compares the growth in value of a
hypothetical $10,000
investment in Intermediate High Grade Portfolio on October
16, 1991
(commencement of operations) through December 31, 1996 with
that of a similar
investment in the Lehman Brothers Aggregate Bond Index.
Index information is
available at month-end only; therefore, the closest month-
end to inception date
of the Portfolio has been used. Figures for the Lehman
Brothers Aggregate Bond
Index, an unmanaged index, are composed of the Lehman
Intermediate
Government/Corporate Bond Index and the Mortgage-Backed
Securities Index and
includes treasury issues, agency issues, corporate bond
issues and mortgage-
backed securities. The Lehman Brothers Government/Corporate
Bond Index is a
weighted composite of the Lehman Brothers Government Bond
Index, which is a
broad-based index of all public debt obligations of the U.S.
Government and its
agencies and has an average maturity of nine years and the
Lehman Brothers
Corporate Bond Index, which is comprised of all public fixed-
rate
non-convertible investment-grade domestic corporate debt,
excluding
collateralized mortgage obligations.
------------------------------------------------------------
--------------------

                                            LEHMAN BROTHERS
GOVERNMENT/
MEASUREMENT PERIOD     INTERMEDIATE HIGH   AGGREGATE BOND
CORPORATE
(FISCAL YEAR COVERED)    GRADE PORTFOLIO        INDEX
BOND INDEX
10/16/91                    10000.00           10000.00
10000.00
12/91                       10240.00           10507.00
10440.00
12/92                       10781.00           11285.00
11231.00
12/93                       11643.00           12386.00
12470.00
12/94                       11287.00           12024.00
12032.00
12/95                       13292.00           14246.00
14348.00
12/31/96                    13518.00           14763.00
14764.00

------------------------------------------------------------
--------------------
The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and
measure net investment
income and capital gain or loss from portfolio investments
assuming reinvestment
of dividends. The returns do not reflect expenses associated with the subaccount
such as administrative fees, account charges and surrender
charges which, if
reflected, would reduce the performance shown.
------------------------------------------------------------
--------------------



------------------------------------------------------------
--------------------
 PERFORMANCE COMPARISON -- APPRECIATION PORTFOLIO AS OF
12/31/96

-----------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------
 Year Ended 12/31/96                    19.77%
 Five Years Ended 12/31/96              11.65%
 10/16/91* through 12/31/96             12.17%

             CUMULATIVE TOTAL RETURN
-----------------------------------------------
 10/16/91* through 12/31/96             81.97%
* Commencement of operations
-----------------------------------------------

The chart to the right compares the growth in value of a
hypothetical $10,000
investment in Appreciation Portfolio on October 16, 1991
(commencement of
operations) through December 31, 1996 with that of a similar investment in the
Standard & Poor's 500 Index. Index information is available
at month-end only;
therefore, the closest month- end to inception date of the
Portfolio has been
used. The Standard & Poor's 500 Index is an unmanaged index
composed of 500
widely held common stocks listed on the New York Stock
Exchange, American Stock
Exchange and over-the-counter market.
------------------------------------------------------------
------------------

 MEASUREMENT PERIOD
(FISCAL YEAR COVERED)   APPRECIATION PORTFOLIO    STANDARD
INDEX
10/16/91                       10000.00
10000.00
12/91                          10490.00
10838.00
12/92                          11133.00
11668.00
12/93                          11926.00
12844.00
12/94                          11792.00
13012.00
12/95                          15193.00
17898.00
12/31/96                       18197.00
22005.00

------------------------------------------------------------
------------------
The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends. The returns do not reflect expenses associated with the subaccount such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.



                                       6


<P$GPCN>
------------------------------------------------------------
--------------------
 PERFORMANCE COMPARISON -- TOTAL RETURN PORTFOLIO AS OF
12/31/96

            AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
   Year Ended 12/31/96                  25.33%
   12/3/93* through 12/31/96            19.56%

                 CUMULATIVE TOTAL RETURN
----------------------------------------------
   12/3/93* through 12/31/96            73.35%
 * Commencement of operations
----------------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Total Return Portfolio on December 3, 1993 (commencement of operations) through December 31, 1996 with that of a similar investment in the
Standard & Poor's 500 Index. Index information is available at month-end only;
therefore, the composed of 500 widely held common stocks listed on the New York
Stock Exchange, American Stock Exchange, and over-the-counter market. [/TABLE]

 MEASUREMENT PERIOD
(FISCAL YEAR COVERED)   TOTAL RETURN PORTFOLIO     STANDARD
INDEX
    12/3/93                    10000.00
10000.00
    12/93                      10300.00
10121.00
    12/94                      11062.00
10253.00
    12/95                      13832.00
14103.00
    12/31/96                   17335.00
17340.00

------------------------------------------------------------
--------------------
The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and
measure net investment
income and capital gain or loss from portfolio investments
assuming reinvestment
of dividends. The returns do not reflect expenses associated with the subaccount
such as administrative fees, account charges and surrender
charges which, if
reflected, would reduce the performance shown.
------------------------------------------------------------
--------------------


                                       7


<P$GPCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996

                       INTERMEDIATE HIGH GRADE PORTFOLIO

   FACE
  AMOUNT                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 20.0%
$  170,000    U.S. Treasury Notes, 7.750% due
12/31/99.....................................   $   177,907
              U.S. Treasury Bonds:
 1,500,000    8.125% due
8/15/19.....................................................
 ......     1,734,405
   700,000    7.125% due
2/15/23.....................................................
 ......       731,059
   250,000    Federal Home Loan Bank, 7.045% due
6/27/02...................................       248,840
------------------------------------------------------------
---------------------------------------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost -- $2,930,026)............     2,892,211
------------------------------------------------------------
---------------------------------------------
ASSET-BACKED SECURITY -- 3.5%
   500,000    Carco Auto Loan Master, 7.875% due 7/15/99
(Cost -- $512,578)................       506,880
------------------------------------------------------------
---------------------------------------------
MORTGAGE-BACKED SECURITIES -- 13.5%
 1,010,242    Government National Mortgage Association,
6.500% due 2/15/26.................       963,195
 1,000,000    Government National Mortgage Association,
7.500% due 7/15/26.................       999,370
------------------------------------------------------------
---------------------------------------------
              TOTAL MORTGAGE-BACKED SECURITIES (Cost --
$1,991,459)........................     1,962,565
------------------------------------------------------------
---------------------------------------------
CORPORATE BONDS AND NOTES -- 60.4%
------------------------------------------------------------
---------------------------------------------
BANKING -- 21.5%
   500,000    ABN AMRO Bank, Sub. Debentures, 7.550% due
6/28/06...........................       518,125
   500,000    Capital Desjardins Inc., 7.370% due 8/8/05
(a)...............................       506,250
   500,000    Malayan Banking, N.Y., Sub. Debentures, 7.125%
due 9/15/05...................       496,875
   500,000    National Westminster Bank, N.Y., 9.450% due
5/1/01...........................       548,750
   500,000    Norwest Corp., 6.250% due
4/15/99............................................
500,625
   500,000    Republic New York Corp., Debentures, 9.500%
due 7/1/00.......................       545,000
------------------------------------------------------------
---------------------------------------------

3,115,625
------------------------------------------------------------
---------------------------------------------
FINANCIAL SERVICES -- 14.9%
   700,000    Associates Corp. N.A., 8.180% due
2/15/05....................................       751,625
   700,000    Exxon Capital Corp., 7.875% due
8/15/97......................................       709,324
   200,000    General Electric Capital Corp., Notes, 8.100%
due 1/26/99....................       207,500
   500,000    Santander Financial Corp., 7.000% due
4/1/06.................................       496,875
------------------------------------------------------------
---------------------------------------------

2,165,324
------------------------------------------------------------
---------------------------------------------
GAS PIPELINE -- 7.6%
   500,000    HNG Internorth, 9.625% due
3/15/06...........................................
586,875
   500,000    Transcontinental Gas Pipeline Corp., 7.080%
due 7/15/26......................       509,375
------------------------------------------------------------
---------------------------------------------

1,096,250
------------------------------------------------------------
---------------------------------------------
HEALTHCARE -- 6.1%
   386,000    Hospital Corp., 9.000% due
3/15/16...........................................
387,447
   500,000    Service Corp. International, 7.000% due
6/1/15...............................       502,500
------------------------------------------------------------
---------------------------------------------

889,947
------------------------------------------------------------
---------------------------------------------
INSURANCE -- 3.3%
   500,000    Metropolitan Life Insurance Co., 6.300% due
11/1/03..........................       483,125
------------------------------------------------------------
---------------------------------------------
INTEGRATED OIL -- 3.5%
   500,000    Shell Oil Co., 6.950% due
12/15/98...........................................
508,750
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        8

<P$GPCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                       INTERMEDIATE HIGH GRADE PORTFOLIO

   FACE
  AMOUNT                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
TECHNOLOGY -- 3.5%
$  500,000    Philips Electronics Corp., 7.200% due
6/1/26.................................   $   505,000
------------------------------------------------------------
---------------------------------------------
              TOTAL CORPORATE BONDS AND NOTES (Cost --
$8,793,220).........................     8,764,021
------------------------------------------------------------
---------------------------------------------
REPURCHASE AGREEMENT -- 2.6%
   374,000    Chase Manhattan Bank, 6.497% due 1/2/97;
Proceeds at maturity -- $374,135;
              (Fully collateralized by U.S. Treasury Notes,
5.875% due 10/31/98;
              Market value -- $381,936) (Cost --
$374,000).................................       374,000
------------------------------------------------------------
---------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost --
$14,601,283*).............................   $14,499,677
------------------------------------------------------------
---------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        9

<P$GPCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             APPRECIATION PORTFOLIO

  SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
COMMON STOCKS -- 87.2%
------------------------------------------------------------
---------------------------------------------
BASIC INDUSTRIES -- 5.2%
      5,000    Aluminum Co. of
America....................................................
$    318,750
     19,500    E.I. du Pont De Nemours & Co.
 .............................................      1,840,313
     15,000    Hercules, Inc.
 ............................................................
648,750
     24,000    IMC Global, Inc.
 ..........................................................
939,000
     25,000    Olin Corp.
 ............................................................
 ....        940,625
      9,100    St. Joe Paper Co.
 .........................................................
591,500
------------------------------------------------------------
---------------------------------------------

5,278,938
------------------------------------------------------------
---------------------------------------------
CAPITAL GOODS -- 9.8%
     21,000    AlliedSignal Inc.
 .........................................................
1,407,000
     14,000    AMP, Inc.
 ............................................................
 .....        537,250
     10,252    Boeing Co.
 ............................................................
 ....      1,090,557
      7,000    Emerson Electric Co.
 ......................................................
677,250
     17,000    General Electric Co.
 ......................................................
1,680,875
     20,000    Honeywell, Inc.
 ...........................................................
1,315,000
     16,000    Kennametal, Inc.
 ..........................................................
622,000
      7,000    Lockheed Martin Corp.
 .....................................................
640,500
      2,400    Newport News Shipbuilding Inc.
(a).........................................         36,000
     15,000    Tyco International Ltd.
 ...................................................
793,125
     36,000    WMX Technologies, Inc.
 ....................................................
1,174,500
------------------------------------------------------------
---------------------------------------------

9,974,057
------------------------------------------------------------
---------------------------------------------
CONSUMER DURABLES -- 3.3%
     19,000    Chrysler Corp.
 ............................................................
627,000
     26,000    General Motors Corp.
 ......................................................
1,449,500
     11,000    Goodyear Tire & Rubber Co.
 ................................................
565,125
      6,000    Rockwell International Corp.
(a)...........................................
365,250
     12,000    Stanley
Works.......................................................
 .......        324,000
------------------------------------------------------------
---------------------------------------------

3,330,875
------------------------------------------------------------
---------------------------------------------
CONSUMER NON-DURABLES -- 11.1%
     10,000    CPC International, Inc.
 ...................................................
775,000
     43,000    Eastman Kodak Co.
 .........................................................
3,450,750
     10,000    First Brand Corp.
 .........................................................
283,750
     11,000    Gap, Inc.
 ............................................................
 .....        331,375
     12,000    Gillette Co.
 ............................................................
 ..        933,000
     17,000    J.C. Penny Co.
 ............................................................
828,750
     10,000    Kimberly-Clark Corp.
 ......................................................
952,500
     10,000    Mattel, Inc.
 ............................................................
 ..        277,500
     25,500    Newell Co.
 ............................................................
 ....        803,250
     13,000    Procter & Gamble Co.
 ......................................................
1,397,500
      7,000    Unilever NV, New York
Shares...............................................
1,226,750
------------------------------------------------------------
---------------------------------------------

11,260,125
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       10

<P$GPCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             APPRECIATION PORTFOLIO

  SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
CONSUMER SERVICES -- 8.6%
     19,000    Gannett Co.
 ............................................................
 ...   $  1,422,625
     27,000    McDonalds Corp.
 ...........................................................
1,221,750
     11,000    Meredith Corp.
 ............................................................
580,250
     30,000    New York Times Co., Class A
Shares.........................................
1,140,000
     12,000    Scandinavian Broadcasting System SA
(a)....................................        208,500
      6,000    Scholastic Corp.
(a).......................................................
403,500
      1,800    TCI Satellite Entertainment Inc., Class A
Shares (a).......................         17,775
     16,000    The Walt Disney Production Co.
 ............................................      1,114,000
     13,000    Time Warner, Inc.
 .........................................................
487,500
      8,500    Tribune Co.
 ............................................................
 ...        670,438
      5,000    UAL Corp.
(a).........................................................
 .....        312,500
     50,000    Wal-Mart Stores, Inc.
 .....................................................
1,143,750
------------------------------------------------------------
---------------------------------------------

8,722,588
------------------------------------------------------------
---------------------------------------------
DIVERSIFIED CONGLOMERATE -- 2.5%
     25,200    Minnesota Mining & Manufacturing Co.
 ......................................      2,088,450
     10,000    Thermo Electron Corp.
 .....................................................
412,500
------------------------------------------------------------
---------------------------------------------

2,500,950
------------------------------------------------------------
---------------------------------------------
ENERGY -- 8.9%
     20,000    Amerada Hess Corp.
 ........................................................
1,157,500
     27,800    Amoco Corp.
 ............................................................
 ...      2,237,900
      2,000    Atlantic Richfield Co.
 ....................................................
265,000
     10,000    Chevron Corp.
 ............................................................
 .        650,000
      1,116    El Paso Natural Gas Co.
 ...................................................
56,358
     10,000    Enron Corp.
 ............................................................
 ...        431,250
     20,500    Mobil Corp.
 ............................................................
 ...      2,506,125
      6,000    Royal Dutch Petroleum, New York
Shares.....................................      1,024,500
     12,000    Tenneco, Inc.
 ............................................................
 .        541,500
      8,000    USX Marathon
Group.......................................................
 ..        191,000
------------------------------------------------------------
---------------------------------------------

9,061,133
------------------------------------------------------------
---------------------------------------------
FINANCIAL SERVICES -- 15.4%
     55,000    Allstate Corp.
 ............................................................
3,183,125
     28,000    American Express Co.
 ......................................................
1,582,000
     10,000    American International Group, Inc.
 ........................................      1,082,500
      8,000    Associated First Capital Corp.
 ............................................        353,000
     25,520    Chase Manhattan Corp.
 .....................................................
2,277,660
     23,000    Chubb Corp.
 ............................................................
 ...      1,236,250
      5,000    CNA Financial Corp.
(a)....................................................
535,000
     24,000    Federal National Mortgage
Association......................................
894,000
      5,000    First of America Bank Corp.
 ...............................................
300,625
     10,000    First Virginia Banks, Inc.
 ................................................
478,750
     15,000    Household International, Inc.
 .............................................      1,383,750
      6,000    ITT Hartford Group, Inc.
 ..................................................
405,000
     10,000    Leucadia National Corp.
 ...................................................
267,500
      6,000    Union Planters Corp.
 ......................................................
234,000
      5,000    Wells Fargo & Co.
 .........................................................
1,348,750
------------------------------------------------------------
---------------------------------------------

15,561,910
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       11

<P$GPCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             APPRECIATION PORTFOLIO

  SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

HEALTHCARE -- 9.9%
     26,000    Abbott
Laboratories................................................
 ........   $  1,319,500
     22,000    American Home Products Corp.
 ..............................................
1,289,750
      6,000    Amgen, Inc.
(a).........................................................
 ...        326,250
     14,000    Bristol-Myers Squibb
Co....................................................
1,522,500
     10,000    Hillenbrand Industries,
Inc................................................
362,500
     37,000    Johnson &
Johnson.....................................................
 .....      1,840,750
     29,000    Merck & Co.,
Inc.........................................................
 ..      2,298,250
      5,000    SmithKline Beecham ADR
 ....................................................
340,000
     10,000    Warner Lambert Co.
 ........................................................
750,000
------------------------------------------------------------
---------------------------------------------

10,049,500
------------------------------------------------------------
---------------------------------------------
TECHNOLOGY -- 7.9%
      6,000    Electronic Data System
Corp................................................
259,500
     23,000    Hewlett-Packard Co.
 .......................................................
1,155,750
     15,000    Intel Corp.
 ............................................................
 ...      1,964,055
      7,000    International Business Machines Corp.
 .....................................      1,057,000
      8,426    Lucent Technologies, Inc.
(a)..............................................
389,703
      6,000    Microsoft Corp.
(a)........................................................
495,750
     12,000    Teradyne, Inc.
(a).........................................................
292,500
      1,000    Texas Instruments, Inc.
 ...................................................
63,750
     45,000    Xerox
Corp........................................................
 .........      2,368,125
------------------------------------------------------------
---------------------------------------------

8,046,133
------------------------------------------------------------
---------------------------------------------
TELECOMMUNICATION -- 3.7%
     26,000    AT&T
Corp........................................................
 ..........      1,131,000
     20,000    Bell Atlantic Corp.
 .......................................................
1,295,000
     13,500    GTE
Corp........................................................
 ...........        614,250
     10,000    SBC Communications, Inc.
 ..................................................
517,500
     18,000    Tele-Communications Inc., Class A Shares
(a)...............................        235,128
------------------------------------------------------------
---------------------------------------------

3,792,878
------------------------------------------------------------
---------------------------------------------
TRANSPORTATION -- 0.9%
      3,000    AMR Corp. (a)
 ............................................................
 .        264,376
     22,000    Union Pacific
Corp........................................................
 .        643,501
------------------------------------------------------------
---------------------------------------------

907,877
------------------------------------------------------------
---------------------------------------------
               TOTAL COMMON STOCKS (Cost --
$63,450,007)..................................
88,486,964
------------------------------------------------------------
---------------------------------------------
   FACE
  AMOUNT                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
REPURCHASE AGREEMENT -- 12.8%
$12,960,000    Citibank, 6.893% due 1/2/97; Proceeds at
maturity -- $12,964,963; (Fully
               collateralized by U.S. Treasury Notes, 5.750%
due 12/31/98; Market
               value -- $13,236,126) (Cost --
$12,960,000)................................     12,960,000
------------------------------------------------------------
---------------------------------------------
               TOTAL INVESTMENTS --100% (Cost --
$76,410,007*)............................   $101,446,964
------------------------------------------------------------
---------------------------------------------

(a) Non-income producing security.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       12

<P$GPCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             TOTAL RETURN PORTFOLIO

  SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

COMMON STOCKS -- 74.6%
------------------------------------------------------------
---------------------------------------------
BEVERAGES -- 2.4%
    140,000    PepsiCo,
Inc.........................................................
 ......   $  4,112,500
------------------------------------------------------------
---------------------------------------------
BROADCAST -- 2.0%
    100,000    Viacom, Inc., Non-Voting Shares
(a)........................................      3,487,500
------------------------------------------------------------
---------------------------------------------
CHEMICALS -- 3.7%
     61,000    BetzDearborn, Inc.
 ........................................................
3,568,500
     50,000    Eastman Chemical Co.
 ......................................................
2,762,500
------------------------------------------------------------
---------------------------------------------

6,331,000
------------------------------------------------------------
---------------------------------------------
CONSUMER CYCLICALS -- 3.6%
     42,000    Eastman Kodak Co.
 .........................................................
3,370,500
     60,000    Weyerhauser Co.
 ...........................................................
2,842,500
------------------------------------------------------------
---------------------------------------------

6,213,000
------------------------------------------------------------
---------------------------------------------
ENERGY -- 10.1%
     60,000    Amoco Corp.
 ............................................................
 ...      4,830,000
     16,000    Atlantic Richfield Co.
 ....................................................
2,120,000
     75,000    Coastal Corp.
 ............................................................
 .      3,665,625
    180,000    Oryx Energy Co.
(a)........................................................
4,455,000
     50,000    Phillips Petroleum Co.
 ....................................................
2,212,500
------------------------------------------------------------
---------------------------------------------

17,283,125
------------------------------------------------------------
---------------------------------------------
FINANCIAL SERVICES -- 5.2%
     70,000    Bank of New York Co., Inc.
 ................................................
2,362,500
     21,000
Citicorp....................................................
 ...............      2,163,000
    150,000    H & R Block, Inc.
 .........................................................
4,350,000
------------------------------------------------------------
---------------------------------------------

8,875,500
------------------------------------------------------------
---------------------------------------------
HEALTHCARE -- 3.6%
     21,000    Bristol-Myers Squibb Co.
 ..................................................
2,283,750
    200,000    Value Health, Inc.
(a).....................................................
3,900,000
------------------------------------------------------------
---------------------------------------------

6,183,750
------------------------------------------------------------
---------------------------------------------
HOTEL/RESTAURANT -- 2.6%
    325,000    Innkeepers USA
Trust.......................................................
4,509,375
------------------------------------------------------------
---------------------------------------------
IRON/STEEL -- 2.7%
    275,000    Oregon Steel Mills, Inc.
 ..................................................
4,606,250
------------------------------------------------------------
---------------------------------------------
MINING -- 1.7%
    200,000    Homestake Mining Co.
 ......................................................
2,850,000
------------------------------------------------------------
---------------------------------------------
OIL SERVICES -- 2.7%
    200,000    Occidental Petroleum Corp.
 ................................................
4,675,000
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       13

<P$GPCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             TOTAL RETURN PORTFOLIO

  SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

REAL ESTATE -- 12.8%
    175,000    Irvine Apartment Communities, Inc.
 ........................................   $  4,375,000
    175,000    Rouse Co.
 ............................................................
 .....      5,556,250
    150,000    Simon DeBartolo Group, Inc.
 ...............................................
4,650,000
    106,000    Spieker Properties, Inc.
 ..................................................
3,816,000
    100,000    TriNet Corporate Realty Trust, Inc.
 .......................................      3,550,000
------------------------------------------------------------
---------------------------------------------

21,947,250
------------------------------------------------------------
---------------------------------------------
RETAIL -- 3.9%
     75,000    Sears Roebuck & Co.
 .......................................................
3,459,375
    106,000    Toys 'R' Us, Inc.
(a)......................................................
3,180,000
------------------------------------------------------------
---------------------------------------------

6,639,375
------------------------------------------------------------
---------------------------------------------
STORAGE -- 2.6%
    150,000    Shurgard Storage Centers, Inc.
 ............................................      4,443,750
------------------------------------------------------------
---------------------------------------------
TELECOMMUNICATIONS -- 11.2%
    100,000    CIA Anonima Nacional Telefonos de Venezuela
ADR............................      2,812,500
    143,000    Comsat Corp.
 ............................................................
 ..      3,521,375
    100,000    GTE Corp.
 ............................................................
 .....      4,550,000
    250,000    Tele-Communications, Inc.
 .................................................
3,265,625
    155,000    US West Communications Inc.
 ...............................................
4,998,750
------------------------------------------------------------
---------------------------------------------

19,148,250
------------------------------------------------------------
---------------------------------------------
TELEPHONE - LONG DISTANCE -- 3.8%
    150,000    AT&T Corp.
 ............................................................
 ....      6,525,000
------------------------------------------------------------
---------------------------------------------
               TOTAL COMMON STOCKS (Cost --
$108,041,973).................................
127,830,625
------------------------------------------------------------
---------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 6.3%
     49,868    Aetna, Inc., Class C Shares, Exchangeable
6.250%...........................      3,958,273
    100,000    General Datacom Industries, Exchangeable
9.000% (b)........................      2,662,500
     85,000    Kmart Financing Corp., Exchangeable
7.750%.................................      4,143,750
------------------------------------------------------------
---------------------------------------------
               TOTAL CONVERTIBLE PREFERRED STOCKS (Cost --
$9,891,203)....................     10,764,523
------------------------------------------------------------
---------------------------------------------
 FACE
AMOUNT                                     SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
CORPORATE BONDS -- 1.8%
 $3,000,000    Heartland Wireless Communications, Inc.,
14.000% due 10/15/04 (b)
               (Cost --
$3,000,000).................................................
 ......      3,097,500
------------------------------------------------------------
---------------------------------------------
               SUB-TOTAL INVESTMENTS (Cost --
$120,933,176)...............................    141,692,648
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       14

<P$GPCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT                                    SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
REPURCHASE AGREEMENTS -- 17.3%
$ 9,645,000    Citibank, 6.893% due 1/2/97; Proceeds at
maturity -- $9,648,693; (Fully
               collateralized by U.S. Treasury Notes, 5.750%
due 12/31/98; Market
               value --
$9,838,184).................................................
 ......   $  9,645,000
 20,000,000    CS First Boston Corp., 6.495% due 1/2/97;
Proceeds at maturity --
               $20,007,217; (Fully collateralized by U.S.
Treasury Notes, 7.500% due
               1/31/97; Market value --
$20,409,348)......................................
20,000,000
------------------------------------------------------------
---------------------------------------------
               TOTAL REPURCHASE AGREEMENTS (Cost --
$29,645,000)..........................     29,645,000
------------------------------------------------------------
---------------------------------------------
               TOTAL INVESTMENTS -- 100% (Cost --
$150,578,176*)..........................   $171,337,648
------------------------------------------------------------
---------------------------------------------

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       15

<P$GPCN>

------------------------------------------------------------
--------------------
 STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996


INTERMEDIATE                      TOTAL

HIGH GRADE     APPRECIATION       RETURN

PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------
------------------------------------------------
ASSETS:
  Investments --
Cost.........................................   $14,601,283
$ 63,450,007    $120,933,176
  Repurchase agreements --
Cost...............................            --
12,960,000      29,645,000
------------------------------------------------------------
------------------------------------------------
  Investments, at
value.......................................   $14,499,677
$ 88,486,964    $141,692,648
  Repurchase
agreements.......................................
--      12,960,000      29,645,000

Cash........................................................
19,577             214             198
  Receivable for Fund shares
sold.............................            --
27,691              --
  Dividends and interest
receivable...........................       262,898
139,251         423,650
  Deferred organization
costs.................................            --
--           6,147
------------------------------------------------------------
------------------------------------------------
  TOTAL
ASSETS................................................
14,782,152     101,614,120     171,767,643
------------------------------------------------------------
------------------------------------------------
LIABILITIES:
  Payable for Fund shares
purchased...........................        11,933
151,277          99,412
  Investment advisory fees
payable............................         8,839
46,717          76,873
  Administration fees
payable.................................         4,231
16,988          29,661
  Accrued
expenses............................................
20,788         167,310          58,298
------------------------------------------------------------
------------------------------------------------
  TOTAL
LIABILITIES...........................................
45,791         382,292         264,244
------------------------------------------------------------
------------------------------------------------
TOTAL NET
ASSETS..............................................
$14,736,361    $101,231,828    $171,503,399
------------------------------------------------------------
------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial
interest..................   $     1,377    $      6,385
$     10,900
  Capital paid in excess of par
value.........................    14,167,887      66,984,603
139,047,085
  Undistributed net investment
income.........................       960,969
1,535,683       3,780,179
  Accumulated net realized gain (loss) from security
     transactions and
options.................................      (292,266)
7,668,200       7,905,763
  Net unrealized appreciation (depreciation) of
investments...      (101,606)     25,036,957      20,759,472
------------------------------------------------------------
------------------------------------------------
TOTAL NET
ASSETS..............................................
$14,736,361    $101,231,828    $171,503,399
------------------------------------------------------------
------------------------------------------------
SHARES
OUTSTANDING............................................
1,377,431       6,384,643      10,899,666
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, PER
SHARE....................................        $10.70
$15.86          $15.73
------------------------------------------------------------
------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       16

<P$GPCN>

------------------------------------------------------------
--------------------
 STATEMENTS OF OPERATIONS                   FOR THE YEAR
ENDED DECEMBER 31, 1996


INTERMEDIATE                       TOTAL

HIGH GRADE     APPRECIATION        RETURN

PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------
------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................
$1,102,433     $    557,473     $  1,295,906
  Dividends.................................................
--        1,825,241        3,411,639
  Less: Foreign withholding tax.............................
--          (10,525)              --
------------------------------------------------------------
------------------------------------------------
  TOTAL INVESTMENT INCOME...................................
1,102,433        2,372,189        4,707,545
------------------------------------------------------------
------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3).........................
60,847          536,120          665,417
  Administration fees (Note 3)..............................
30,424          194,953          241,844
  Shareholder communications................................
19,895           15,000           17,329
  Audit and legal...........................................
17,276           18,000           13,500
  Shareholder and system servicing fees.....................
12,056           12,000           12,249
  Trustees' fees............................................
3,477           10,000           12,001
  Amortization of deferred organization costs...............
2,890            3,533            3,231
  Pricing service fees......................................
2,531               --               --
  Custody...................................................
918            6,000            5,999
  Registration fees.........................................
--               --           22,400
  Other.....................................................
11,807           32,564            2,999
------------------------------------------------------------
------------------------------------------------
  TOTAL EXPENSES............................................
162,121          828,170          996,969
  Less: Investment advisory and administration fee waiver
     (Note 3)...............................................
(24,677)              --               --
------------------------------------------------------------
------------------------------------------------
  NET EXPENSES..............................................
137,444          828,170          996,969
------------------------------------------------------------
------------------------------------------------
NET INVESTMENT INCOME.......................................
964,989        1,544,019        3,710,576
------------------------------------------------------------
------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
OPTIONS (NOTES 4 AND 6):
  Realized Gain (Loss) From:
     Security transactions (excluding short-term
       securities)..........................................
(4,603)       7,668,200        7,923,520
     Options written........................................
--               --          139,920
------------------------------------------------------------
------------------------------------------------
  NET REALIZED GAIN (LOSS)..................................
(4,603)       7,668,200        8,063,440
------------------------------------------------------------
------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
     Beginning of year......................................
636,929       17,032,486        4,217,824
     End of year............................................
(101,606)      25,036,957       20,759,472
------------------------------------------------------------
------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION (DEPRECIATION)....
(738,535)       8,004,471       16,541,648
------------------------------------------------------------
------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS AND OPTIONS..................
(743,138)      15,672,671       24,605,088
------------------------------------------------------------
------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................
$  221,851     $ 17,216,690     $ 28,315,664
------------------------------------------------------------
------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       17

<P$GPCN>

------------------------------------------------------------
--------------------
 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR
ENDED DECEMBER 31, 1996


INTERMEDIATE                      TOTAL

HIGH GRADE     APPRECIATION       RETURN

PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------
------------------------------------------------
OPERATIONS:
  Net investment
income.......................................   $   964,989
$  1,544,019    $  3,710,576
  Net realized gain
(loss)....................................        (4,603)
7,668,200       8,063,440
  Increase in net unrealized appreciation
(depreciation)......      (738,535)      8,004,471
16,541,648
------------------------------------------------------------
------------------------------------------------
  INCREASE IN NET ASSETS FROM
OPERATIONS......................       221,851
17,216,690      28,315,664
------------------------------------------------------------
------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment
income.......................................      (109,701)
(1,465,494)       (744,542)
  Net realized
gains..........................................            -
-      (6,748,581)     (1,914,537)
------------------------------------------------------------
------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
SHAREHOLDERS...      (109,701)     (8,214,075)
(2,659,079)
------------------------------------------------------------
------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of
shares............................     1,072,219
6,372,114      70,721,239
  Net asset value of shares issued for reinvestment of

dividends................................................
109,701       8,214,075       2,659,079
  Cost of shares
reacquired...................................    (2,710,130)
(16,848,804)     (5,576,476)
------------------------------------------------------------
------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE

TRANSACTIONS.............................................
(1,528,210)     (2,262,615)     67,803,842
------------------------------------------------------------
------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS.............................    (1,416,060)
6,740,000      93,460,427
NET ASSETS:
  Beginning of
year...........................................
16,152,421      94,491,828      78,042,972
------------------------------------------------------------
------------------------------------------------
  END OF
YEAR*................................................
$14,736,361    $101,231,828    $171,503,399
------------------------------------------------------------
------------------------------------------------
* Includes undistributed net investment income of:
 ...........      $960,969      $1,535,683      $3,780,179
------------------------------------------------------------
------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       18

<P$GPCN>

------------------------------------------------------------
--------------------
 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR
ENDED DECEMBER 31, 1995


INTERMEDIATE                     TOTAL

HIGH GRADE     APPRECIATION     RETURN

PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------
------------------------------------------------
OPERATIONS:
  Net investment
income.........................................   $
1,012,045    $ 1,457,778    $ 1,708,845
  Net realized
gain.............................................
137,970      6,749,135      2,235,356
  Increase in net unrealized
appreciation.......................     1,345,439
14,002,209      4,978,702
------------------------------------------------------------
------------------------------------------------
  INCREASE IN NET ASSETS FROM
OPERATIONS........................     2,495,454
22,209,122      8,922,903
------------------------------------------------------------
------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment
income.........................................
(1,080,907)    (1,410,859)    (1,506,614)
  Net realized
gains............................................
--     (1,392,571)      (686,521)
------------------------------------------------------------
------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
SHAREHOLDERS.....    (1,080,907)    (2,803,430)
(2,193,135)
------------------------------------------------------------
------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of
shares..............................     2,606,497
2,790,750     48,877,204
  Net asset value of shares issued for reinvestment of

dividends..................................................
1,080,907      2,803,430      2,193,135
  Cost of shares
reacquired.....................................
(2,229,692)   (11,330,660)    (2,953,026)
------------------------------------------------------------
------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE

TRANSACTIONS...............................................
1,457,712     (5,736,480)    48,117,313
------------------------------------------------------------
------------------------------------------------
INCREASE IN NET
ASSETS..........................................
2,872,259     13,669,212     54,847,081
NET ASSETS:
  Beginning of
year.............................................
13,280,162     80,822,616     23,195,891
------------------------------------------------------------
------------------------------------------------
  END OF
YEAR*..................................................
$16,152,421    $94,491,828    $78,042,972
------------------------------------------------------------
------------------------------------------------
* Includes undistributed net investment income of:
 .............      $105,681     $1,457,158       $978,046
------------------------------------------------------------
------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       19

<P$GPCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS
     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Intermediate High Grade, Appreciation and Total
Return Portfolios
("Portfolios") are separate investment portfolios of the Smith Barney Series
Fund ("Fund"). The Fund, a Massachusetts business trust, is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers seven other managed investment portfolios: Money Market, Diversified Strategic Income,
Equity Income, Equity
Index, Growth and Income, Emerging Growth and International
Equity Portfolios.
Shares of the Fund can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The financial statements and financial highlights for the other portfolios are presented in a separate annual report.

     The significant accounting policies consistently followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price;
securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates;
over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. Government and Agency obligations are valued at the average between the bid and the ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date;
(h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into
U.S. dollars based on the rate of exchange of such currencies against U.S.
dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; (j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the
Intermediate High Grade Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gains amounting to $39 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, for the Total Return Portfolio, organization costs have been deferred and are currently being amortized on a straight-line basis over a five year period, beginning with the commencement of operations in December 1993.

     Organization costs for the Appreciation and Intermediate High Grade
Portfolios have been deferred and amortized on a straight-line basis over a five year period, beginning with the commencement of operations in October 1991. As of December 31, 1996, deferred organization costs had been fully amortized for both of these portfolios.

     2.  DIVIDENDS

     The Fund's Board of Trustees changed the dividend policy for all portfolios, to declare and distribute dividends from net investment income annually. Net realized capital gains, if any, are also declared and distributed annually.

     3.  INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
AGREEMENT AND OTHER
TRANSACTIONS

     The Fund, on behalf of the Portfolios, has entered into an investment advisory agreement (the "Advisory Agreement") with Smith
Barney Mutual Funds
Management Inc. ("SBMFM"). SBMFM is a wholly-owned subsidiary of Smith Barney

                                       20

<P$GPCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Holdings Inc. ("SBH"), which in turn is a wholly-owned subsidiary of Travelers
Group Inc. ("Travelers"). Under the Advisory Agreement, the
Intermediate High
Grade, Appreciation and Total Return Portfolios each pay an investment advisory fee calculated at the annual rates of 0.40%, 0.55% and 0.55%, respectively, of the value of their average daily net assets. These fees are calculated daily and paid monthly.

     The Fund, on behalf of the Portfolios, has entered into an administration agreement with SBMFM. Under the agreement, each Portfolio pays an administration fee calculated at the annual rate of 0.20% of the value of their average daily net assets. These fees are calculated daily and paid monthly.

     By mutual agreement of the parties involved, in the event the aggregate expenses of a Portfolio (exclusive of interest, taxes, brokerage expenses and extraordinary expenses) exceed an agreed-upon limitation, SBMFM will, as appropriate, reduce its fees by one half the excess expenses in the proportion that its fees bear to the aggregate of such fees paid by the Portfolio. IDS Life
Insurance Company ("IDS Life"), one of the insurance companies offering variable annuity insurance through which investments can be made in the Fund, will bear the remaining half of such excess expenses.

     For the Intermediate High Grade Portfolio, SBMFM waived investment advisory and administration fees in the amount of $16,451 and $8,226, respectively, for the year ended December 31, 1996.

     For the year ended December 31, 1996, Smith Barney received brokerage commissions of $6,000.

     No officer, Director or employee of Smith Barney or its affiliates receives any compensation from the Fund for serving as a Trustee or officer of the Fund.

     4.  INVESTMENTS

     During the year ended December 31, 1996, the aggregate costs of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                 PORTFOLIO
PURCHASES        SALES
------------------------------------------------------------
---------------------------------------------
Intermediate High
Grade.....................................................
$17,091,528    $18,031,745
Appreciation................................................
 ................    33,574,183     46,927,471
Total
Return......................................................
 ..........   144,177,884     79,062,113
------------------------------------------------------------
---------------------------------------------

     At December 30, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:


NET UNREALIZED

APPRECIATION
                       PORTFOLIO
APPRECIATION*    DEPRECIATION*    (DEPRECIATION)*
------------------------------------------------------------
------------------------------------------------
Intermediate High Grade.................................
$    65,948      $  (167,554)      $  (101,606)
Appreciation............................................
25,516,064         (479,107)       25,036,957
Total Return............................................
23,183,666       (2,424,194)       20,759,472
------------------------------------------------------------
------------------------------------------------

* Substantially the same for Federal income tax purposes.

     5.  FUTURES CONTRACTS

     The Intermediate High Grade and Total Return Portfolios may from time to time enter into futures contracts.

     Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.

                                       21

<P$GPCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

     As of December 31, 1996, there were no open futures contracts in the
Portfolios.

     6.  OPTION CONTRACTS

     The Intermediate High Grade and Total Return Portfolios may from time to time enter into options contracts.

     Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

     As of December 31, 1996, there were no open purchased call or put options in the Portfolios.

     When a Portfolio writes a call option or a put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

     The following covered call options transactions occurred in the Total
Return Portfolio during the year ended December 31, 1996:

NUMBER OF

PREMIUMS            CONTRACTS
------------------------------------------------------------
------------------------------------

Options written, outstanding at December 31,
1995................. $       --                --
Options written during the year ended December 31,
1996...........  1,019,861             7,353
Options cancelled in closing purchase
transactions................   (620,947)           (4,213)
Options
expired...................................................
(398,914)           (3,140)
------------------------------------------------------------
------------------------------------
Options written, outstanding at December 31,
1996................. $       --                --
------------------------------------------------------------
------------------------------------

     7.  REPURCHASE AGREEMENTS

     The Portfolios purchase (and its custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date
(generally, the next
business day) at an agreed upon higher repurchase price. The
Portfolio requires
continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

                                       22

<P$GPCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     8.  REVERSE REPURCHASE AGREEMENTS

     The Intermediate High Grade Portfolio may enter into reverse repurchase agreements.

     A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The
Portfolio will
establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade obligations equal in value to its obligations with respect to the reverse repurchase agreements.

     At December 31, 1996, there were no open reverse repurchase agreements in the Portfolio.

     9.  SHARES OF BENEFICIAL INTEREST

     At December 31, 1996, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.
Transactions in shares for each portfolio were as follows:

YEAR ENDED           YEAR ENDED

DECEMBER 31, 1996    DECEMBER 31, 1995
------------------------------------------------------------
--------------------------------------------

INTERMEDIATE HIGH GRADE PORTFOLIO
Shares
sold....................................................
103,151              261,586
Shares issued on
reinvestment..................................
10,195              107,108
Shares
redeemed................................................
(260,275)            (218,646)
------------------------------------------------------------
--------------------------------------------
Net Increase
(Decrease)........................................
(146,929)             150,048
------------------------------------------------------------
--------------------------------------------
APPRECIATION PORTFOLIO
Shares
sold....................................................
400,926              211,124
Shares issued on
reinvestment..................................
509,874              224,994
Shares
redeemed................................................
(1,094,435)            (872,074)
------------------------------------------------------------
--------------------------------------------
Net
Decrease...................................................
(183,635)            (435,956)
------------------------------------------------------------
--------------------------------------------
TOTAL RETURN PORTFOLIO
Shares
sold....................................................
4,997,848            4,028,225
Shares issued on
reinvestment..................................
168,616              186,081
Shares
redeemed................................................
(390,187)            (242,324)
------------------------------------------------------------
--------------------------------------------
Net
Increase...................................................
4,776,277            3,971,982
------------------------------------------------------------
--------------------------------------------

     10.  CAPITAL LOSS CARRYFORWARDS

     At December 31, 1996, the following Portfolio had, for
Federal income tax
purposes, capital loss carryforwards available to offset future realized gains.
To the extent that these carryforward losses can be used to offset net realized capital gains, such gains, if any, will not be distributed.
The amount and
expiration of the carryforwards are indicated below.
Expiration occurs on
December 31 of the year indicated:


2002              2004             TOTAL
------------------------------------------------------------
----------------------------------------------
Intermediate High Grade Portfolio...................
$288,000           $3,000           $291,000
------------------------------------------------------------
----------------------------------------------

     11.  SECURITIES TRADED ON A WHEN-ISSUED OR TO-BE-
ANNOUNCED BASIS

     The Intermediate High Grade and Total Return Portfolios may from time to time purchase securities on a when-issued or to-be-announced
("TBA") basis.

     In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions.
Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     As of December 31, 1996, there were no when-issued or TBA securities held in the Portfolios.

                                       23

<P$GPCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     12.  MORTGAGE ROLL TRANSACTIONS

     The Intermediate High Grade Portfolio has the ability to participate in mortgage roll transactions.

     A mortgage roll transaction involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale and the income from these investments will be invested, together with any additional income from the Portfolio exceeding the yield on the securities sold.

     As of December 31, 1996, there were no open mortgage roll transactions in the Portfolio.

     13.  SHORT SALES OF SECURITIES

     The Total Return Portfolio has the ability to engage in the short sales of securities.

     A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

     As of December 31, 1996, the Portfolio had no open short sale transactions.

     14.  LENDING OF SECURITIES

     The Portfolios have the ability to lend securities to brokers, dealers and other financial organizations.

     The Portfolios have an agreement with its custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations, and receive a lenders fee, which is shared 60% by the
Portfolios and 40% by the custodian. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary between 2% and 5% depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolios maintain exposure for the risk of any losses in the investment of amounts received as collateral.

     As of December 31, 1996, the Portfolios had no securities on loan.

                                       24

<P$GPCN>

------------------------------------------------------------
--------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year:

           INTERMEDIATE HIGH GRADE PORTFOLIO
1996       1995       1994       1993      1992
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR......................
$10.60      $9.66     $10.69    $10.29    $10.24
------------------------------------------------------------
------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (1).............................
0.71       0.66       0.61      0.55      0.45
  Net realized and unrealized gain (loss)...............
(0.53)      1.00      (0.94)     0.26      0.08
------------------------------------------------------------
------------------------------------------------
Total Income (Loss) From Operations.....................
0.18       1.66      (0.33)     0.81      0.53
------------------------------------------------------------
------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.................................
(0.08)     (0.72)     (0.61)    (0.36)    (0.48)
  Net realized gains....................................
--         --      (0.09)    (0.05)       --
------------------------------------------------------------
------------------------------------------------
Total Distributions.....................................
(0.08)     (0.72)     (0.70)    (0.41)    (0.48)
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, END OF YEAR............................
$10.70     $10.60      $9.66    $10.69    $10.29
------------------------------------------------------------
------------------------------------------------
TOTAL RETURN............................................
1.69%     17.76%     (3.05)%    8.00%     5.28%
------------------------------------------------------------
------------------------------------------------
NET ASSETS, END OF YEAR (000'S).........................
$14,736    $16,152    $13,280    $9,859    $3,621
------------------------------------------------------------
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (1)..........................................
0.90%      0.86%      0.85%     0.85%     0.85%
  Net investment income.................................
6.35       6.63       6.57      5.25      4.75
------------------------------------------------------------
------------------------------------------------
PORTFOLIO TURNOVER RATE.................................
116%       121%        90%      139%      124%
------------------------------------------------------------
------------------------------------------------

(1) For the Intermediate High Grade Portfolio, the
Investment adviser waived all
    or part of its fees for the five-year period ended
December 31, 1996. In
    addition, IDS Life reimbursed expenses of $3,006, $12,616, $16,459 and
    $15,865 for the four-year period ended December 31, 1995. If such fees were not waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                       PER
SHARE DECREASES TO                     EXPENSE RATIOS
WITHOUT FEE
                                                        NET
INVESTMENT INCOME                     WAIVERS AND
REIMBURSEMENTS
                                           -----------------
------------------------------   ---------------------------
---------
                                            1996      1995
1994      1993      1992     1996    1995    1994    1993
1992
                                           -------   -------
-------   -------   -------   ----    ----    ----    ----
----
   Intermediate High Grade..............    $0.020    $0.009
$0.020    $0.050    $0.130   1.07%   0.94%   1.05%   1.36%
2.28%

                                       25

<P$GPCN>

------------------------------------------------------------
--------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year:

              APPRECIATION PORTFOLIO                    1996
1995        1994        1993        1992
------------------------------------------------------------
--------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.................
$14.39      $11.54      $11.80      $11.13      $10.49
------------------------------------------------------------
--------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (1)........................
0.27        0.23        0.20        0.15        0.11
  Net realized and unrealized gain (loss)..........
2.60        3.04       (0.32)       0.63        0.53
------------------------------------------------------------
--------------------------------------------------
Total Income (Loss) From Operations................
2.87        3.27       (0.12)       0.78        0.64
------------------------------------------------------------
--------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............................
(0.25)      (0.21)      (0.14)      (0.11)      (0.00)*
  Net realized gains...............................
(1.15)      (0.21)         --          --          --
------------------------------------------------------------
--------------------------------------------------
Total Distributions................................
(1.40)      (0.42)      (0.14)      (0.11)      (0.00)*
------------------------------------------------------------
--------------------------------------------------
NET ASSET VALUE, END OF YEAR.......................
$15.86      $14.39      $11.54      $11.80      $11.13
------------------------------------------------------------
--------------------------------------------------
TOTAL RETURN.......................................
19.77%      28.84%      (1.12)%      7.03%       6.13%
------------------------------------------------------------
--------------------------------------------------
NET ASSETS, END OF YEAR (000'S)....................
$101,232     $94,492     $80,823     $77,843     $53,450
------------------------------------------------------------
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (1).....................................
0.85%       0.97%       0.88%       1.01%       1.00%
  Net investment income............................
1.59        1.65        1.75        1.35        1.61
------------------------------------------------------------
--------------------------------------------------
PORTFOLIO TURNOVER RATE............................
39%         43%         61%         33%         14%
------------------------------------------------------------
--------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON EQUITY
  TRANSACTIONS (2).................................
$0.06       $0.06          --          --          --
------------------------------------------------------------
--------------------------------------------------

(1) For the Appreciation Portfolio, the Investment adviser waived all or part of its fees for the year ended December 31, 1992. In addition, IDS Life reimbursed expenses of $29,950 for the year ended
December 31, 1992. If such
    fees were not waived and expenses reimbursed, the per share effect on net investment income would have been a decrease of $0.01 and the expense ratio would have been 1.16%.
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 *  Amount represents less than $0.01.

                                       26

<P$GPCN>

------------------------------------------------------------
--------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year:

                     TOTAL RETURN PORTFOLIO
1996       1995       1994      1993(1)
------------------------------------------------------------
-----------------------------------------------
NET ASSET VALUE, BEGINNING OF
YEAR..............................     $12.75     $10.78
$10.30    $10.00
------------------------------------------------------------
-----------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income
(2).....................................       0.26
0.43       0.34      0.01
  Net realized and unrealized
gain..............................       2.97       2.19
0.42*     0.29
------------------------------------------------------------
-----------------------------------------------
Total Income From
Operations....................................       3.23
2.62       0.76      0.30
------------------------------------------------------------
-----------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment
income.........................................      (0.07)
(0.41)     (0.28)       --
  Net realized
gains............................................
(0.18)     (0.24)        --        --
------------------------------------------------------------
-----------------------------------------------
Total
Distributions.............................................
(0.25)     (0.65)     (0.28)       --
------------------------------------------------------------
-----------------------------------------------
NET ASSET VALUE, END OF
YEAR....................................     $15.73
$12.75     $10.78    $10.30
------------------------------------------------------------
-----------------------------------------------
TOTAL
RETURN....................................................
25.33%     25.04%      7.40%     3.00%++
------------------------------------------------------------
-----------------------------------------------
NET ASSETS, END OF YEAR
(000'S).................................   $171,503
$78,042    $23,196    $2,777
------------------------------------------------------------
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses
(2)..................................................
0.83%      1.00%      1.00%     0.85%+
  Net investment
income.........................................       3.06
3.80       3.84      1.93+
------------------------------------------------------------
-----------------------------------------------
PORTFOLIO TURNOVER
RATE.........................................         82%
81%       118%       --
------------------------------------------------------------
-----------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID
  ON EQUITY TRANSACTIONS
(3)....................................      $0.06
$0.06         --        --
------------------------------------------------------------
-----------------------------------------------
(1)  For the period from December 3, 1993 (commencement of
operations) to December 31, 1993.
(2)  For the Total Return Portfolio, the Investment adviser
waived all or part of its fees for the year ended December
31, 1994
     and the period ended December 31, 1993. In addition,
IDS Life reimbursed expenses of $7,873 and $1,472 for the
two-year
     period ended December 31, 1994. If such fees were not
waived and expenses reimbursed, the per share effect on net
     investment income and the expense ratios would have
been as follows:


PER SHARE                            EXPENSE RATIOS

DECREASES TO NET                       WITHOUT WAIVERS

INVESTMENT INCOME                      AND REIMBURSEMENTS

--------------------------         -------------------------
---------

1994              1993                1994
1993

--------          --------         --------------      -----
---------
    Total Return..........................................
$0.01             $0.02               1.11%
4.14%+
(3)  As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 *   The amount shown in this caption for each share
outstanding throughout the period may not accord with the
change in the
     aggregate gains and losses in the portfolio securities
for the period because of the timing of purchases and
withdrawals
     of shares in relation to the fluctuating market values
of the portfolio.
 ++  Total return is not annualized, as it may not be
representative of the total return for the year.
 +   Annualized.

------------------------------------------------------------
--------------------
 TAX INFORMATION (UNAUDITED)

     The Appreciation Portfolio and Total Return Portfolio paid distributions from long-term capital gains of $5,530,886 and $425,453, respectively, which are taxable as such.

                                       27

<P$GPCN>
------------------------------------------------------------
--------------------
INDEPENDENT AUDITORS' REPORT
THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
SMITH BARNEY SERIES FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Intermediate High
Grade, Appreciation and
Total Return Portfolios ("Portfolios") of Smith Barney
Series Fund ("Fund") as
of December 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 1994 with respect to the
Intermediate High Grade and Appreciation Portfolios and for the year ended
December 31, 1994 and the period from December 3, 1993
(commencement of
operations) to December 31, 1993 with respect to the Total
Return Portfolio,
were audited by other auditors whose report thereon, dated
February 10, 1995,
expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Portfolios as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.



                                        /s/ KPMG Peat
Marwick LLP

New York, New York
February 19, 1997

                                       28

<P$GPCN>

                                        This report is
submitted for the general
                                        information of the
owners of the Smith
                                        Barney Series Fund.
It is not authorized
                                        for distribution to
prospective
                                        investors unless
accompanied or preceded
                                        by an effective
Prospectus for the Fund,
                                        which contains
information concerning
                                        the Fund's
investment policies, fees and
                                        expenses, as well as
other pertinent
                                        information.

                                        SYMPHONY
                                        investments are
sponsored and managed
                                        by:
                                        Smith Barney Inc.
                                        and subsidiaries

                                        SYMPHONY
                                        is underwritten,
issued and serviced by:
                                        IDS Life Insurance
Company and
                                        IDS Life Insurance
Company of New York

                                        S-6223-1 A (2/97)

<P$GPCN>

                            SMITH BARNEY SERIES FUND
                                 ANNUAL REPORT




APPRECIATION PORTFOLIO


TOTAL RETURN PORTFOLIO

                                               INTERMEDIATE
HIGH GRADE PORTFOLIO


DECEMBER 31, 1996

<P$GPCN>

                                        This report is
submitted for the general
                                        information of the
owners of the Smith
                                        Barney Series Fund.
It is not authorized
                                        for distribution to
prospective
                                        investors unless
accompanied or preceded
                                        by an effective
Prospectus for the Fund,
                                        which contains
information concerning
                                        the Fund's
investment policies, fees and
                                        expenses, as well as
other pertinent
                                        information.

                                        S-6223-1 A (2/97)

<P$GPCN>



                            SMITH BARNEY SERIES FUND
                               ANNUAL REPORT FOR
                                    SYMPHONY
                        A Tax-Deferred Variable Annuity

                                 [Paste up Art]

EQUITY INDEX PORTFOLIO


MONEY MARKET PORTFOLIO


EQUITY INCOME PORTFOLIO


EMERGING GROWTH PORTFOLIO

                                                     GROWTH
AND INCOME PORTFOLIO


INTERNATIONAL EQUITY PORTFOLIO

                                          DIVERSIFIED
STRATEGIC INCOME PORTFOLIO


DECEMBER 31, 1996

<PG$PCN>

ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
------------------------------------------------------------
--------------------

Dear Investor:

We are pleased to provide you with the annual report for Smith Barney Series
Fund -- Money Market, Diversified Strategic Income, Equity
Income, Equity Index,
Growth and Income, Emerging Growth, and International Equity
Portfolios
("Portfolios") for the year ended December 31, 1996. This letter will briefly discuss general economic and market conditions. In addition, detailed comparisons showing the growth of a hypothetical $10,000 invested in each
Portfolio since inception can be found in this report (with the exception of the
Money Market Portfolio). A detailed summary of performance and current holdings for each Portfolio can be found in the appropriate sections that follow in the report.

MARKET AND ECONOMIC OVERVIEW

The stock market continued its impressive climb in 1996, soaring to record levels by year end, while the bond market struggled because of investor concerns that the U.S. economy was overheating. The economy in 1996, which had moderate inflation, stable to lower interest rates, and strong corporate earnings growth, proved to be quite favorable not only for the domestic equity markets, but worldwide equity markets as well. Over the year, Standard and Poor's 500 Index
("S&P 500"), a capitalization weighted-index of 500 widely held common stocks, gained 22.95%, driven primarily by the strong appreciation of large-capitalization stocks. In its only action all year, the Federal Reserve
Board (the "Fed") lowered the discount rate from 5.25% to 5%. (The discount rate is the interest rate the federal government charges banks for overnight loans.)
The rate of inflation, as measured by the Consumer Price Index, remained a modest 3% in 1996. Investors also signaled their approval of the continuance of a divided federal government and the recently elected Republican majority in
Congress with a vigorous post-election rally.

Disappointing earnings reports from the technology and healthcare sectors caused many investors to believe these stocks had become overvalued and unable to sustain their spectacular recent growth rates, and that triggered a mid-year correction. In our view, this correction has been healthy for the stock market because it removed some excessive speculation and paved the way for more sustainable economic growth. Seeking stability and liquidity, investors gravitated towards blue chip and large-capitalization stocks. The Dow Jones
Industrial Average, a price-weighted average of 30 actively traded blue chip stocks, rose 26% for the year, closing at 6448.

Conversely, the domestic bond market experienced significant volatility as reports of a stronger than expected U.S. economy were released throughout the year. Bond prices fluctuated while investors monitored key economic indicators.
Jobless rates rose slightly in January, attributable mostly to an especially harsh winter on the east coast, and then dropped steadily to their lowest point in years. At the end of the year, the unemployment rate was approximately 5.3%.
Higher employment, coupled with a surge in consumer spending, lead many bond investors to think the economy was growing faster than expected, which would cause inflation ultimately to rise. Although U.S. Treasuries performed well in the fall, especially in the months of October and November, renewed fears of inflation and the specter of a possible rate hike by the Fed pushed down prices of the benchmark 30-year Treasury bonds, driving its yield up 0.70% to finish the year at 6.64%.

Stock markets in Germany and Great Britain posted gains comparable to those in the United States while Japan's financial markets continued to falter. On the other hand, emerging market debt investments flourished during the reporting period. For example, the J.P. Morgan Emerging Markets Bond
Index (a basket of
popular debt instruments from representative countries in Europe, Asia, Africa, and Latin America) jumped 40% for the year, making emerging market bonds one of the few investments that exceeded the performance of stocks in 1996.

Looking ahead to 1997, we anticipate a continuation of this favorable economic environment for financial assets. We believe that large-capitalization growth stocks, which significantly outperformed other segments of the market in 1996, should hold their gains but experience less appreciation in 1997. On the other hand, small and mid-capitalization stocks, which were relatively flat in 1996, should show better performance. With respect to the fixed-income market, we do not anticipate any major development that will cause the market to move dramatically in either direction. In our view, the bulk of any returns in fixed-income investments will probably come from coupon interest and not price appreciation.

                                        1

<PG$PCN>

ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
------------------------------------------------------------
--------------------

MONEY MARKET PORTFOLIO

For the year ended December 31, 1996, the Money Market
Portfolio generated a
total return of 4.80%.

The year 1996 posed a dilemma for both the Fed and investors because of widespread expectations that the Fed would raise short-term interest rates.
Instead, the Fed chose to remain on the sidelines and left interest rates unchanged. The last Fed action came in January 1996 when it lowered the federal funds rate from 5.25% to 5.00%. However, despite making few changes to its existing policy, the Fed has signaled that it will not hesitate to raise interest rates should any signs of inflationary pressures emerge.

During the third quarter, U.S. economic growth, as measured by Gross Domestic
Product (GDP), rose at a 2.1% annual rate after the second quarter's 4.7% annual rate. Most of this increase in GDP came not from higher consumer spending but from a build-up in inventories. This was a departure since U.S. economic growth in recent quarters has primarily come from investments by businesses and consumers. The fixed-income markets generally performed better in the fourth quarter due to modest U.S. economic growth, little or no inflation, positive job growth in line with market expectations and generally upbeat consumers. The yet-to-be released fourth quarter GDP is expected to show above-trend growth with estimates ranging from 3.3% to 4.7%. Most of the strength is predicted to come from exports and overall good Christmas sales.

In our view, the U.S. economy appears to be operating at a sustainable level.
Inventories are under control and real estate prices are fairly stable. Although job creation remains strong, many U.S. consumers have started to save more and consumer spending has slowed down from early 1996. Given these conditions, we do not believe a recession is likely. However, given the fact that the U.S. economy is now in its sixth year of expansion, it is less likely that the economy can post two or three quarters of 3.5% annual growth -- a scenario which would worry the Fed and cause it to tighten monetary policy.

In light of the current state of the U.S. economy, we believe short-term interest rates will stay in a narrow trading range over the next few months.
Federal Reserve Chairman Alan Greenspan's widely circulated comments about too much speculation in the equity market suggest to us that the Fed is uncomfortable with the stock market's historically high levels and will monitor the situation closely in the months ahead.

We expect to maintain an average maturity of between 40 and 50 days and continue to focus on highly rated securities. Over the course of the fourth quarter of
1996, we increased our domestic holdings from 40 to 47%, most which have been quality domestic banks.

You should be aware than your investment in the Money Market
Portfolio is
neither insured nor guaranteed by the U.S. government.
Moreover, no assurance
can be given that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

The Diversified Strategic Income Portfolio seeks to provide investors with high current income by investing in a combination of U.S. government and mortgage related securities, high-yielding corporate bonds and foreign government bonds.
The Portfolio's management team allocates assets based on its analysis of current economic and market conditions, taking into account the relative risks and income opportunities within each of the fixed-income sectors of the
Portfolio. For the year ended December 31, 1996, Diversified
Strategic Income
Portfolio had an annual return of 11.16%.

In our view, one of the most important events for the market in 1996 was the unexpected strength of the U.S. economy during the first half of the year and weaker economic growth during the second half. In addition to President
Clinton's re-election and Republicans retaining their majority Congress, other significant events in 1996 included the U.S. Treasury's plans to introduce inflation-indexed securities, the Boskin Report that suggests inflation may be roughly 1% lower than previously reported, and Russian President Boris Yeltsin surviving both medically and politically.

The high yield market generated relatively strong performance throughout 1996 with total returns in excess of 11%. The current "goldilocks" economic environment (i.e., not too hot, nor too cold) has been particularly positive for the better quality high yield issues as we have seen their performance begin to outstrip the more speculative lower quality issues that had outperformed earlier in the year. In addition, record levels of cash inflows from new subscriptions and the reallocation of some institutional assets into better quality bond issues contributed to the improved performance of this sector. We believe this trend will continue into 1997 as investors search for higher yielding alternatives.

                                        2

<PG$PCN>

ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
------------------------------------------------------------
--------------------

There is no doubt that through the first nine months of 1996 investors who assumed higher credit risk were well rewarded. Through the end of September, lower-quality high yield bonds posted significantly greater returns than their higher quality counterparts. However, the inherent risks of lower-rated bonds became clear as their performance fell to negative returns while higher rated bonds tended to hold their value. We believe the decline among lower-quality bonds was caused by a combination of the slower economic growth and an increasing number of highly publicized bond defaults. We view this development as a natural outgrowth of a more competitive environment where there is little pricing power across the broad range of industries. The most visible defaults or failures in 1996 included Marvel Entertainment, Moblemedia, Anchor Glass, CAI
Wireless and MidAmerican Waste. In fact, a number of these deteriorating issues experienced price declines exceeding 60% to 80%. Given our relatively conservative investment philosophy, we are pleased to report that we avoided these issues. In this more challenging environment, we believe most high-yield investors should put their money in conservatively managed and diversified high yield funds than can more effectively monitor and control credit risk.

In the global government bond market, dollar-based investors benefited from a well diversified portfolio. Performance across the world's major bond markets varied widely during the year. Of these markets, the higher-yielding European markets were the best performing sector during 1996, as interest rates leveled across countries in anticipation of a possible European Monetary Union. The convergence of interest rates was accentuated by low economic growth rates in
Europe which led officials in Germany to cut official interest rates. Interest rate cuts were followed elsewhere in Europe, further underpinning the relative outperformance of these bond markets. The dollar bloc markets other than the
U.S. also performed well, with Canadian and Australian government bonds both returning more than 11% and 19% respectively in U.S. dollar terms. Economic activity and falling inflation in both countries enabled policy makers to ease monetary policy substantially over the course of the year.

Looking ahead to 1997, we believe there may be some possible (although not necessarily probable) market challenges on the horizon such as weaker U.S.
economic growth, political uncertainty in Washington, D.C., and geopolitical strife in the Middle East and Russia. In our opinion, the yield on the 30 year
U.S. Treasury bond should remain in a broad range of 6% to 7%. However, if any of the events outlined above take place, the yield on the 30 year U.S. Treasury bond could temporarily rise above the 7% level. Ultimately, we think this would represent a buying opportunity because U.S. economic fundamentals do not, in our view, warrant higher rates.

Despite past disappointments, the outlook for the high yield market in 1997 is still positive for a large number of companies to successfully compete. These companies tend to be in industries that are experiencing dramatic benefits from new technology. During the reporting period, we have identified a large number of attractive growth opportunities in telecommunications, media, cable TV and oil and natural industries and the Portfolio remains heavily weighted in those sectors. Some of the issues we have continued to find attractive include Time
Warner, Brooks Fiber, Teleport, and Revlon, to name but a few. All of these companies continue to generate improving results through either market share gains and/or solid cost controls over their businesses. We still firmly believe that the best risk reward in the high yield market exists in the better quality
B- and BB- rated issues that have greater financial flexibility than their lower quality counterparts. Considering the long-term trend towards more intense competition and little pricing power in most sectors of the U.S. economy, we believe our prudent approach to high yield investing should continue to generate the most consistently positive returns in 1997.

EQUITY INCOME PORTFOLIO

The Equity Income Portfolio seeks to provide current income and as a secondary goal, capital appreciation, by investing at least 25% of its assets in the utility industry. As of December 31, 1996, approximately 78% of the Equity
Income Portfolio's assets were invested in common stocks (60% in electric utilities, 5% in telecommunications companies, and 13% in natural gas companies), 20% was invested in long-term bonds and 2% was invested in cash. For the year ended December 31, 1996, the Equity Income Portfolio had a total return of 5.99%.

As of December 31, 1996, the portfolio's top ten holdings were:

        1. Texas Utilities Co.                         6.
Carolina Power & Light Co.
        2. Nipsco Industries, Inc.                     7.
DTE Energy Co.
        3. FPL Group Inc.                              8.
GPU Inc.
        4. Pinnacle West Capital Co.                   9.
American Electric Power Inc.
        5. DQE Inc.                                    10.
CINergy Corp.

                                        3

<PG$PCN>

ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
------------------------------------------------------------
--------------------

The past year was frustrating for electric utility investors. As a group, utilities underperformed the broad based equity market. A strong stock market combined with a relatively weak bond market caused attention to move away from defensive sectors such as utilities. Nevertheless, we believe the electric utility sector should continue to benefit from industry restructuring and the rapid pace of mergers and acquisitions. For example, several state restructuring proposals have focused on the need to lower customer rates and create opportunities for electric utilities to recover their capital investments. In our opinion, these proposals should create a more positive environment for investors by removing some of the uncertainty that has plagued utilities over the past few years. The consolidation of electric utility and natural gas companies dominated merger activity during 1996 as management teams attempted to enlarge their customer base and become full service energy providers in a more competitive industry. Furthermore, several electric utility companies continue to diversify by aggressively expanding into foreign markets.

We remain positive for electric utilities in 1997 based on continued clarification of the impact of deregulation and competition in the industry and its favorable defensive characteristics. In addition, we expect more individual state initiatives regarding electric utility industry restructuring.
Consolidation should continue involving electric sector and electric companies with natural gas companies. In this dynamic and rapidly changing environment, individual stock selection will continue to be extremely important in achieving competitive total returns. We expect performance among individual companies to vary significantly. In our view, special situation companies, with above average dividend growth, favorable regulatory rulings or positive deregulatory proposals are exciting new investment opportunities. We continue to focus on higher quality companies with strong earnings and dividend growth, superior management teams and favorable environments. Moreover, we favor lower-cost companies in this more competitive environment. We believe investors should view utility investing from a total return perspective and not simply evaluate the sector's current yield.

The economic outlook for 1997 calls for a continuance of slow to moderate U.S.
economic growth without renewed inflation and the long-term
U.S. Treasury bond
is expected to trade in a range of 6.25% to 7%. These conditions should be generally favorable for fixed-income markets and interest rate-sensitive sectors such as electric utilities. However, higher overall market volatility may increase if there is a surprise regarding the economy or corporate earnings.

Our portfolio strategy continues to focus on income and long-term growth. We have increased our natural gas holdings and gradually reduced telecommunications holdings awaiting a clearer competitive picture or more favorable valuations in that industry. After two years of above historical returns, an increase in stock market volatility could enhance the appeal of electric utilities as a stable long-term investment vehicle.

EQUITY INDEX PORTFOLIO

During 1996, the financial markets were repeatedly jolted by changes in sentiment about the strength of the U.S. economy and the direction of Federal
Reserve monetary policy. When investors gained confidence that the U.S. economy was continuing on a path of moderate, non-inflationary growth, the stock market advanced strongly and posted another year of outstanding performance. For the year ended December 31, 1996, the S&P 500 provided a total return of 22.95%.
Over the past two years, the S&P 500 Index has achieved an impressive compound total return of nearly 70%. Only twice before since World War II has the S&P 500 generated comparable back-to-back annual gains.

The Equity Index Portfolio is managed to provide investment results that, before the deduction of operating expenses, match the price and yield performance of the S&P 500 Index. For the year ended December 31, 1996, the performance of the
Equity Index Portfolio closely approximated the 22.95%
return of the S&P 500
Index. The Portfolio provided a total return of 21.68% over the same period.

After a weak start in January, the stock market moved broadly higher through the first months of spring. Small company shares advanced strongly in April and May, led by the technology sector. In late June and July, when long bond yields moved back over 7%, the stock market traded back down to where it began the year.
Recent initial public offerings ("IPOs") and more speculative issues were particularly hard hit during this correction. However, large company stocks quickly recovered their losses when the bond market stabilized at the end of
July. Yet, small company stocks did not rebound as strongly. During the fall, against the backdrop of lower bond yields, low inflation, and surprisingly resilient corporate earnings, the stock market made its strongest advance of the year, with large-company issues leading the way.

Given the frequent alarms raised in 1996 about slowing corporate earnings growth, investors showed an understandable preference for industries with visible earnings momentum. In the energy sector, analysts' earnings estimates and share prices

                                        4

<PG$PCN>

ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
------------------------------------------------------------
--------------------

moved sharply higher in response to firmer prices for both oil and natural gas.
Stocks in the finance sector also performed exceptionally well and in the consumer sector, specialty and broad-line retail stocks were up strongly in response to higher-than-expected levels of consumer spending.

The technology sector provided superior returns for investors last year, led by
Intel and Microsoft. Within the technology sector, software, semiconductor and computer product stocks had the strongest relative performance. Industrial cyclical stocks underperformed, as both soft domestic and export demand led to declining commodity prices for paper, copper, aluminum, steel and fertilizer products. The performance of the health care sector was mixed. Drug stocks kept pace with the market due to strong earnings gains, while HMOs declined sharply on repeated earnings disappointments. Utilities were the weakest overall sector during the year, held back by the relatively poor performance of local telephone carriers and electrical utilities.

GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio seeks long-term capital growth and income. The
Portfolio invests in companies with consistent dividend-paying histories, relatively high levels of dividends, the capacity to raise dividends in the future, and the potential for capital appreciation. For the year ended December
31, 1996, the Growth and Income Portfolio posted an annual return of 19.83%.

During 1996, stock investors enjoyed their second consecutive year of outstanding returns. Bond returns were modestly positive, with interest income compensating for an erosion of bond principal as interest rates rose over the course of the year. Within the stock market, the technology and financial sectors outperformed during the second half of the year.

The percentage of assets that the Growth and Income Portfolio has invested in these two sectors is roughly equivalent to their percentage of the S&P 500
Index. The technology stocks in our fund, however, tend to be mature and established companies given our strategy of only buying dividend-paying stocks.
Although a disadvantage last year as many of the "hottest" technology stocks do not pay dividends, we believe this strategy makes good sense for conservative long-term investors. Moreover, the Portfolio was underweighted in utility stocks, an advantage for the period.

The investment strategy of the Growth and Income Portfolio has remained unchanged during the reporting period. As stated above, we buy quality or "blue chip" companies with a history of rising dividends. We believe that our focus on increasing dividends is an excellent way to identify successful companies.
Besides dividend increases, we also look for companies with strong balance sheets, excellent management teams and promising product lines.

During the past six months we decreased our fixed-income exposure and halved our holdings of the 7% GMAC notes. In addition, the Thermoelectron convertibles were called by the company. The remaining trades were stock transactions. We describe several below.

Stocks positions we sold in their entirety during the second half of 1996 included International Flavors and Fragrances, Raytheon, and Schulman. We sold
International Flavors following a series of earnings disappointments that made it clear that growth in the company's core markets was slowing. Raytheon's consumer businesses sputtered, prompting us to sell the stock, and Schulman was hard hit by slow sales in key European markets.

New purchases included Disney, Ericcson Telephone, Chrysler and Pall
Corporation. In our view, investor concerns over Disney's ABC network provided an opportunity to purchase a great company at a very reasonable valuation.
Ericcson is a key player in the worldwide move to wireless communication.
Chrysler was selling at an inexpensive valuation even as its vans and Jeeps were setting sales records. Pall Corporation, a world leader in filters and fluid control, was selling at attractive prices relative to its great long-term growth record.

Over the next six months, we believe that the stock market will work its way higher. Importantly, we do not believe that the stock market is over valued; we believe that it is in a fair value range. In our opinion, stock returns should approximate the growth in corporate earnings, which have been growing ahead of expectations at a 10% clip. Finally, inflation remains in check, leaving little reason for the Federal Reserve to aggressively raise short-term interest rates.

                                        5

<PG$PCN>

ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
------------------------------------------------------------
--------------------

EMERGING GROWTH PORTFOLIO

The Emerging Growth Portfolio seeks capital appreciation by investing at least
65% of its total assets in the common stocks of small and medium-sized foreign and domestic companies. The Portfolio focuses on companies that have the potential to become major enterprises.

The Emerging Growth Portfolio had a total return of 17.83% for 1996, having a terrific first nine months followed by a very weak fourth quarter to end the year ahead of the Russell 2000 Index (which gained 14.80%), about even with the
S&P 500 Midcap Index (which gained 17.30%), but the
Portfolio fell behind the
Nasdaq Composite Index which rose 22.70%. (The Russell 2000 Index represents companies with small to mid-sized market capitalizations; the S&P 500 Midcap
Index is a capitalization weighted-index of 500 widely held mid-capitalization common stocks; and the Nasdaq Composite Index is an index of over-the-counter stocks.) We believe that the Portfolio, with its emphasis on small and mid-capitalization growth stocks, was ideally positioned in the first nine months of 1996 as investors focused on growth companies as the U.S. economy slowed. In the fourth quarter, investor sentiment shifted toward value and liquidity found in the larger companies. The best performing group was energy, while health care was the worst group; although the best-performing and worst-performing stocks have come from many different sectors. In our opinion, this is a stock picker's market rather than a sector-betting market.

The investment style employed by the Emerging Growth
Portfolio is a bottom-up
approach which focuses on stock selection rather than "market timing" or "sector rotation." Risk is controlled by maintaining a broadly diversified portfolio, rather than making big bets on any one sector or stock. Our objective is to outperform the market by picking the best stocks in each sector. In our view, this investment style should deliver consistent results.

We select stocks based on the company's potential to deliver upside earnings surprises. To find such companies, we look for rising earnings estimates and improving valuations. Investments are made in the highest growth companies in each sector that meet this disciplined buy criteria. In general, these candidates tend to be smaller companies with annual revenues of less than $2 billion.

The Portfolio's biggest gainers over the second half of the year were: Clarify
(software); Dell Computer (computers); Marine Drilling (oil service); Forcenergy
Gas (oil and gas exploration); and Vitesse Semiconductor
(electronics).

We remain optimistic about the long-term prospects for smaller capitalization growth stocks. Although we cannot ignore the recent poor relative performance of this sector of the market, we expect small growth stocks to catch up with the rest of the market in the coming year for three reasons. First, small company stocks are now priced very attractively compared to larger company stocks.
Moreover, we continue to see aggressive inflows into growth mutual funds.
Finally, there has been talk in Washington, D.C. of reducing the capital gains tax rate. In the past, any reduction in the capital gains tax rate has usually been beneficial to growth stock performance.

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio seeks growth of capital and income. The
Portfolio seeks to achieve these objectives by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S.
issuers that have the potential for growth of capital or income. For the year ended December 31, 1996, the International Equity Portfolio had a total return of 21.38%.

The backdrop of international affairs during the twelve months ended December
31, 1996 has been marked by political and economic uncertainties. Sluggish conditions persist in several of the major European, Asian and Latin economies in which we invest. Yet the international equity markets have provided solid investment returns during the period, supported by favorable corporate developments and a hospitable level of interest rates and inflation.

In our view, Europe is undergoing profound structural changes, driven by recognition that "business as usual" is no longer affordable or desirable. Many
European corporations have embarked on U.S.-style restructuring programs to improve corporate profitability, sharpen their company focus and ultimately enhance shareholder value. In order to become more competitive, many European corporations have narrowed their strategic focus to core businesses, and are spinning off low-margin and unproductive assets. At the same time, there has also been a substantial increase in merger and acquisition activity in Europe.
In particular, there has been an increase in cross-border mergers within the financial services industry, as well as in

                                        6

<PG$PCN>

ANNUAL REPORT FOR SMITH BARNEY SERIES FUND
------------------------------------------------------------
--------------------

the pharmaceutical industry. Companies continue to build economies of scale across an increasingly unified Europe, which should contribute to a higher long-term earnings outlook.

In addition, one of the significant long-term attractions in Europe is that corporations are becoming more "shareholder friendly." Many European companies are moving toward international accounting standards, and are now disclosing more financial information than they had in the past. Many countries have recently begun, or are in the process of, authorizing corporate share repurchases, and stock splits are now occurring for the first time in history in countries such as Germany and Switzerland.

Moreover, European governments are striving toward a monetary union in 1999, which has important macroeconomic implications. Budget deficits must be reduced and inflation contained, which suggests continued fiscal restraint. As a result, many European governments introduced austere budget plans this fall. Monetary conditions are positive for European stocks, with interest rates at relatively modest levels. In our view, stable interest rates are likely to remain for the foreseeable future.

With the exception of Hong Kong and Malaysia, the Pacific
Rim equity markets
have disappointed in the past twelve months. Japan, the largest Pacific market, has been a laggard. Despite a materially weakened currency versus its major trading partners (which has improved its export competitiveness), as well as low interest rates, economic recovery in Japan remains problematic. We have invested, however, in select Japanese companies that represent, in our view, outstanding investment opportunities.

We continue to find greater investment opportunities in Southeast Asia than in
Northern Asia. The July 1, 1997 transition of Hong Kong from British to Chinese rule could lead to a favorable upward revaluation of that market, a process which has already begun. Residential property prices in Hong Kong, an important barometer of local sentiment, have firmed considerably in the past year.

The Pacific Rim has also been home to many disappointing markets over the past year, such as Korea, Thailand and Australia. For example, there is political and economic uncertainty in Thailand and Indonesia. Singapore and South Korea have lowered economic-growth projections. We are diligently searching for new opportunities in some of these lagging Pacific Rim markets.

The Latin American markets have performed well in the past year with clear signs that Mexico is on the mend -- interest rates have declined and consumer spending has picked up. These factors have helped drive the economy higher. However, we believe that significant risks still exist in Mexico.

In closing, we thank you for your investment in the Smith
Barney Series Fund. We
look forward to serving your financial needs in the years ahead.

Sincerely,

McLendon sig

Heath B. McLendon
Chairman and Chief Executive Officer

February 5, 1997

                                        7

<PG$PCN>

------------------------------------------------------------
--------------------
 PERFORMANCE COMPARISON -- DIVERSIFIED STRATEGIC INCOME
PORTFOLIO AS OF 12/31/96
(UNAUDITED)


             MEASUREMENT PERIOD                DIVERSIFIED
STRATEGIC              LEHMAN B
           (FISCAL YEAR COVERED)                  INCOME
PORTFOLIO            GATE BOND INDEX
10/16/91                                            10000.00
10000.00
12/91                                               10140.00
10507.00
12/92                                               10284.00
11285.00
12/93                                               11576.00
12386.00
12/94                                               11251.00
12024.00
12/95                                               13071.00
14246.00
12/31/96                                            14530.00
14944.00

------------------------------------------------------------
--------------------

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends. The returns do not reflect expenses associated with the subaccount such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

------------------------------------------------------------
--------------------
 PERFORMANCE COMPARISON -- EQUITY INCOME PORTFOLIO AS OF
12/31/96 (UNAUDITED)


VARIABLE ANNUITY

LIPPER EQUITY
        MEASUREMENT PERIOD              EQUITY INCOME
INCOME FUNDS PEER    STANDARD & POOR'S
       (FISCAL YEAR COVERED)              PORTFOLIO
GROUP AVERAGE         500 INDEX
10/16/91                                  10000.00
10000.00             10000.00
12/91                                     10200.00
10559.00             10838.00
12/92                                     11397.00
11782.00             11668.00
12/93                                     12583.00
13758.00             12844.00
12/94                                     11308.00
14094.00             13012.00
12/95                                     14979.00
16510.00             17898.00
12/31/96                                  15876.00
18034.00             19988.00

---------------------------------

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and
measure net investment
income and capital gain or loss from portfolio investments
assuming reinvestment
of dividends. The returns do not reflect expenses associated with the subaccount
such as administrative fees, account charges and surrender
charges which, if
reflected, would reduce the performance shown.
-------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURN
   -------------------------------------------
                                      Year
                                      Ended
                                      12/31/96
                                      Five
                                      Years
                                      Ended
                                      12/31/96
                                      10/16/91*
                                      through
   CUMULATIVE TOTAL RETURN            12/31/96
                                      10/16/91*
                                      through
                                      12/31/96
   -------------------------------------------
                                      * Commencement
                                      of operations

The chart to the right compares
the growth in value of a
hypothetical $10,000 investment
in Diversified Strategic Income
Portfolio on October 16, 1991
(commencement of operations)
through December 31, 1996 with
that of a similar investment in
the Lehman Brothers Aggregate
Bond Index. Index information is
available at month-end only;
therefore, the closest month-end
to inception date of the
Portfolio has been used. Figures
for the Lehman Brothers Aggregate
Bond Index, an unmanaged index,
are composed of the Lehman
Intermediate Government/Corporate
Bond Index and the
Mortgage-Backed Securities Index
and includes treasury issues,
agency issues, corporate bond
issues and mortgage-backed
   -------------------------------------------
securities.
          AVERAGE ANNUAL TOTAL RETURN
   ------------------------------------------
   Year Ended 12/31/96                  5.99%
   Five Years Ended 2/31/96             9.25%
   10/16/91* through 12/31/96           9.27%
   CUMULATIVE TOTAL RETURN
   ------------------------------------------
   10/16/91* through 12/31/96         58.76%
   * Commencement of operations

The chart to the right compares
the growth in value of a
hypothetical $10,000 investment
in Equity Income Portfolio on
October 16, 1991 (commencement of
operations) through December 31,
1996 with that of a similar
investment in the Variable
Annuity Lipper Equity Income
Funds Peer Group Average and
Standard & Poor's 500 Index.
Index information is available at
month-end only; therefore, the
closest month-end to inception
date of the Portfolio has been
used. The Standard & Poor's 500
Index is an unmanaged index
composed of 500 widely held
common stocks listed on the New
York Stock Exchange, American
Stock Exchange and over-the-
counter market.

The Variable Annuity Lipper
Equity Income Funds Peer Group
Average is composed of 41 equity
income funds which underlie
variable annuities.

<PG$PCN>

------------------------------------------------------------
--------------------
 PERFORMANCE COMPARISON -- EQUITY INDEX PORTFOLIO AS OF
12/31/96 (UNAUDITED)


             MEASUREMENT PERIOD
STANDARD & POOR'S
           (FISCAL YEAR COVERED)               EQUITY INDEX
PORTFOLIO           500 INDEX
10/16/91                                            10000.00
10000.00
12/91                                               10620.00
10838.00
12/92                                               11335.00
11668.00
12/93                                               12316.00
12844.00
12/94                                               12421.00
13012.00
12/95                                               16870.00
17898.00
12/31/96                                            20526.00
22005.00

---------------------------------

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends. The returns do not reflect expenses associated with the subaccount such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

------------------------------------------------------------
--------------------
 PERFORMANCE COMPARISON -- GROWTH AND INCOME PORTFOLIO AS OF
12/31/96
(UNAUDITED)


VARIABLE ANNUITY

LIPPER GROWTH &
        MEASUREMENT PERIOD            GROWTH AND INCOME
INCOME FUNDS PEER    STANDARD & POOR'S
       (FISCAL YEAR COVERED)              PORTFOLIO
GROUP AVERAGE         500 INDEX
10/16/91                                        10000.00
10000.00             10000.00
12/91                                           10140.00
10746.00             10838.00
12/92                                           10996.00
11551.00             11668.00
12/93                                           11995.00
12802.00             12844.00
12/94                                           11611.00
12646.00             13012.00
12/95                                           15152.00
16514.00             17898.00
12/31/96                                        18157.00
18211.00             19988.00

------------------------------------------------------------
--------------------

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends. The returns do not reflect expenses associated with the subaccount such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

           AVERAGE ANNUAL TOTAL RETURN
   -------------------------------------------
   Year Ended 12/31/96                  21.68%
   Five Years Ended 12/31/96            14.09%
   10/16/91* through 12/31/96           14.79%
   CUMULATIVE TOTAL RETURN
   -------------------------------------------
   10/16/91* through 12/31/96          105.26%

The chart to the right compares
the growth in value of a
hypothetical $10,000 investment
in Equity Index Portfolio on
October 16, 1991 (commencement of
operations) through December 31,
1996 with that of a similar
investment in the Standard &
Poor's 500 Index. Index
information is available at
month-end only; therefore, the
closest month-end to inception
date of the Portfolio has been
used. The Standard & Poor's 500
Index is an unmanaged index
composed of 500 widely held
common stocks listed on the New
York Stock Exchange, American
Stock Exchange and over-the-counter
market.


   * Commencement of operations

           AVERAGE ANNUAL TOTAL RETURN
   -------------------------------------------
   Year Ended 12/31/96                  19.83%
   Five Years Ended 12/31/96            12.36%
   10/16/91* through 12/31/96           12.12%
   CUMULATIVE TOTAL RETURN
   -------------------------------------------
   10/16/91* through 12/31/96          81.57%
   * Commencement of operations

The chart to the right compares
the growth in value of a
hypothetical $10,000 investment
in Growth and Income Portfolio on
October 16, 1991 (commencement of
operations) through December 31,
1996 with that of a similar
investment in the Variable
Annuity Lipper Growth & Income
Funds Peer Group Average and
Standard & Poor's 500 Index.
Index information is available at
month-end only; therefore, the
closest month-end to inception
date of the Portfolio has been
used. The Standard & Poor's 500
Index is an unmanaged index
composed of 500 widely held
common stocks listed on the New
York Stock Exchange, American
Stock Exchange and
over-the-counter market.

The Variable Annuity Lipper
Growth & Income Funds Peer Group
Average is composed of 40 growth
and income funds which underlie
variable annuities.

<PG$PCN>

------------------------------------------------------------
--------------------
 PERFORMANCE COMPARISON -- EMERGING GROWTH PORTFOLIO AS OF
12/31/96 (UNAUDITED)

             MEASUREMENT PERIOD                   EMERGING
GROWTH
           (FISCAL YEAR COVERED)
PORTFOLIO          NASDAQ COMPOSITE INDEX
12/3/93
10000.00                 10000.00
12/93
10410.00                 10297.00
12/94
9631.00                  9968.00
12/95
13762.00                 13947.00
12/31/96
16215.00                 17115.00

------------------------------------------------------------
--------------------

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends. The returns do not reflect expenses associated with the subaccount such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

------------------------------------------------------------
--------------------
 PERFORMANCE COMPARISON -- INTERNATIONAL EQUITY PORTFOLIO AS
OF 12/31/96
(UNAUDITED)


             MEASUREMENT PERIOD
INTERNATIONAL EQUITY     MORGAN STANLEY EAFE
           (FISCAL YEAR COVERED)
PORTFOLIO                  INDEX
12/3/93
10000.00                10000.00
12/93
10050.00                10724.00
12/94
9210.00                10850.00
12/95
10020.00                12103.00
12/31/96
12163.00                12873.00

------------------------------------------------------------
--------------------

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and
measure net investment
income and capital gain or loss from portfolio investments
assuming reinvestment
of dividends. The returns do not reflect expenses associated with the subaccount
such as administrative fees, account charges and surrender
charges which, if
reflected, would reduce the performance shown.
-------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------
    Year Ended 12/31/96                    17.83%
    12/3/93* through 12/31/96              17.00%
CUMULATIVE TOTAL RETURN
-------------------------------------------------
    12/3/93* through 12/31/96              62.15%
    * Commencement of operations
-------------------------------------------------

The chart to the right compares
the growth in value of a
hypothetical $10,000 investment
in Emerging Growth Portfolio on
December 3, 1993 (commencement of
operations) through December 31,
1996 with that of a similar
investment in the NASDAQ
Composite Index. Index
information is available at
month-end only; therefore, the
closest month-end to inception
date of the Portfolio has been
used. The NASDAQ Composite Index
is a market capitalization
price-only index that tracks the
performance of domestic common
stocks traded on the regular
NASDAQ market as well as foreign
common stocks and ADRs traded on
the National Market System.

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996

                             MONEY MARKET PORTFOLIO

  FACE
ANNUALIZED
 AMOUNT                                  SECURITY
YIELD         VALUE
------------------------------------------------------------
----------------------------------------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -- 7.4%
 $250,000   Federal Home Loan Bank matures
3/27/97.............................      5.43%      $
246,836
  200,000   Federal Home Loan Mortgage Corp. matures
3/31/97...................      5.42          197,651
------------------------------------------------------------
----------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCIES AND
            INSTRUMENTALITIES (Cost --
$444,487)...............................
444,487
------------------------------------------------------------
----------------------------------------------
BANK NOTES -- 5.8%
  100,000   Bank of America matures
3/25/97....................................      5.59
100,000
  250,000   NationsBank matures
2/10/97........................................      5.38
250,000
------------------------------------------------------------
----------------------------------------------
            TOTAL BANK NOTES (Cost --
$350,000)................................
350,000
------------------------------------------------------------
----------------------------------------------
COMMERCIAL PAPER -- 66.6%
  200,000   Bank Brussels Lambert matures
1/27/97..............................      5.38
199,232
  100,000   Bank of America Corp. matures
3/11/97..............................      5.76
98,928
  250,000   Bank of New York matures
1/14/97...................................      5.39
249,519
  200,000   Bear Stearns & Co. matures
2/14/97.................................      5.48
197,674
  200,000   Cades matures
1/22/97..............................................
5.63          199,348
  150,000   Cafco matures
1/2/97...............................................
6.75          149,973
  200,000   Cariplo matures
1/24/97............................................
5.46          199,308
  200,000   Chase Manhattan Corp. matures
3/10/97..............................      5.37
197,999
  225,000   Ciesco matures
1/16/97.............................................
5.36          224,504
  100,000   CIT Group Holdings Inc. matures
3/13/97............................      5.41
99,956
  200,000   Commerzbank U.S. Finance matures
2/28/97...........................      5.46
198,261
  150,000   Dean Witter Discover Co. matures
1/29/97...........................      5.38
149,379
  250,000   First Union National Bank matures
2/18/97..........................      5.36          248,238
  200,000   General Electric Capital Corp. matures
4/9/97......................      5.49          197,089
  200,000   Halifax Building Society matures
3/13/97...........................      5.52
197,852
  144,000   J.P. Morgan & Co. matures
1/7/97...................................      5.40
143,872
  200,000   Merrill Lynch matures
1/24/97......................................      5.39
199,319
  200,000   Preferred Receivable Funding matures
2/13/97.......................      5.42          198,718
  250,000   Shell Oil Co. matures
1/2/97.......................................      6.50
249,955
  200,000   Siemans Corp. matures
2/4/97.......................................      5.37
198,999
  200,000   USAA Capital Corp. matures
2/25/97.................................      5.50
198,335
------------------------------------------------------------
----------------------------------------------
            TOTAL COMMERCIAL PAPER (Cost --
$3,996,458)........................
3,996,458
------------------------------------------------------------
----------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 16.7%
  250,000   Bank of Montreal matures
1/13/97...................................      5.40
250,000
  150,000   Deutsche Bank matures
2/3/97.......................................      5.70
149,981
  200,000   National Westminster Bank PLC matures
1/21/97......................      5.40          200,001
  200,000   Rabobank matures
4/28/97...........................................      5.39
200,050
  200,000   Societe Generale matures
1/16/97...................................      5.54
200,000
------------------------------------------------------------
----------------------------------------------
            TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost --
$1,000,032).........                  1,000,032
------------------------------------------------------------
----------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
  207,000   Citibank, 6.900% due 1/2/97; Proceeds at
maturity -- $207,079;
            (Fully collateralized by U.S. Treasury Notes,
5.750% due 12/31/98;
            Market value -- $211,146) (Cost --
$207,000).......................                    207,000
------------------------------------------------------------
----------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
$5,997,977*)....................                 $5,997,977
------------------------------------------------------------
----------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

     FACE
    AMOUNT                                         SECURITY
VALUE
------------------------------------------------------------
----------------------------------------------
U.S. GOVERNMENT SECTOR -- 40.7%
------------------------------------------------------------
----------------------------------------------
U.S. GOVERNMENT AGENCY AND OBLIGATIONS -- 40.7%
$    4,000,000    U.S. Treasury Notes, 5.875% due
11/30/01..................................   $ 3,943,680
       685,656    FHLMC, 9.000% due 1/1/20 through
5/1/21...................................       724,438
     1,189,683    GNMA, 8.000% due 7/15/17 through
12/15/21.................................     1,214,583
       397,057    GNMA, 7.500% due
2/15/24..................................................
397,427
     2,034,635    GNMA, 7.000% due 9/1/23 through
5/15/24...................................     1,990,749
    14,714,381    GNMA, 9.000% due 11/15/16 through
9/15/24.................................    15,594,817
------------------------------------------------------------
----------------------------------------------
                  TOTAL U.S. GOVERNMENT SECTOR (Cost --
$23,861,480)........................   23,865,694
------------------------------------------------------------
----------------------------------------------
HIGH YIELD SECTOR -- 28.2%
------------------------------------------------------------
----------------------------------------------
CORPORATE BONDS AND NOTES -- 27.2%
------------------------------------------------------------
----------------------------------------------
AEROSPACE AND DEFENSE -- 1.2%
       250,000    Airplanes Pass Through Trust, 10.875% due
3/15/19.........................       275,764
       225,000    Tracor Inc., 10.875% due
8/15/01..........................................
240,468
       150,000    UNC Inc., 11.000% due
6/1/06..............................................
160,500
------------------------------------------------------------
----------------------------------------------

676,732
------------------------------------------------------------
----------------------------------------------
BROADCASTING - TV, CABLE AND RADIO -- 7.2%
       200,000    Australis Holdings, step bond to yield
15.000% due 11/1/02 (a)(b).........       118,000
       350,000    Australis Media Ltd. Units, step bond to
yield 15.750% due 5/15/03 (a)....       199,500
       275,000    Bell Cable Media PLC., step bond to yield
11.875% due 9/15/05.............       222,750
       300,000    Comcast UK Cable, step bond to yield
11.200% due 11/15/07.................       212,250
                  Globo Communicacoes Participation:
       250,000    9.875% due 12/20/04
(b)...................................................
250,000
       250,000    10.500% due 12/20/06
(b)..................................................
250,000
       250,000    Groupe Videotron Ltd., 10.625% due
2/15/05................................       277,500
       200,000    Marcus Cable Co., step bond to yield
13.500% due 8/1/04...................       162,500
       300,000    NWCG Holdings Corp., zero coupon bond to
yield 7.228% due 6/15/99.........       252,000
                  Rogers Cablesystems Ltd.:
       325,000    10.000% due
12/1/07.....................................................
 ..       342,875
       400,000    11.000% due
12/1/15.....................................................
 ..       432,000
       250,000    Rogers Communication Inc., 10.875% due
4/15/04............................       263,125
       200,000    SFX Broadcasting Inc., 10.750% due
5/15/06................................       211,500
       450,000    UIH Australia Pacific Inc., step bond to
yield 14.000% due 5/15/06........       238,500
       600,000    United International Holdings, zero coupon
bond to yield 11.389% due             436,500

11/15/99....................................................
 ..............
       400,000    Videotron Holdings PLC, step bond to yield
11.000% due 8/15/05............       324,000
------------------------------------------------------------
----------------------------------------------

4,193,000
------------------------------------------------------------
----------------------------------------------
CHEMICALS/PLASTICS/RUBBER -- 0.8%
       175,000    Pt. Polysindo Eka, 13.000% due
6/15/01....................................       196,438
       250,000    Terra Industries, Inc., 10.500% due
6/15/05...............................       272,813
------------------------------------------------------------
----------------------------------------------

469,251
------------------------------------------------------------
----------------------------------------------
CONSUMER DURABLE GOODS/HOME FURNISHINGS -- 0.3%
       130,000    TAG-Heuer International, 12.000% due
12/15/05.............................       150,150
------------------------------------------------------------
----------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

     FACE
    AMOUNT                                         SECURITY
VALUE
------------------------------------------------------------
----------------------------------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 0.5%
$      260,000    American Pad & Paper Co., 13.000% due
11/15/05............................   $   306,150
------------------------------------------------------------
----------------------------------------------
ELECTRIC UTILITIES -- 0.5%
       200,000    Calpine Corp., 10.500% due
5/15/06........................................
212,750
        58,186    Midland Cogeneration Venture, 10.330% due
7/23/02.........................        62,332
------------------------------------------------------------
----------------------------------------------

275,082
------------------------------------------------------------
----------------------------------------------
ELECTRONICS/COMPUTERS -- 1.4%
       250,000    Graphic Controls Corp., 12.000% due
9/15/05...............................       277,500
       375,000    International Semi-Tech Microelectronics
Inc., step bond to yield 11.500%        246,563
                  due
8/15/03.....................................................
 ..........
       300,000    Unisys Corp., 12.000% due
4/15/03.........................................
319,875
------------------------------------------------------------
----------------------------------------------

843,938
------------------------------------------------------------
----------------------------------------------
FOODS -- 1.3%
       300,000    TLC Beatrice International Holdings,
11.500% due 10/1/05..................       318,750
       400,000    Van De Kamp Inc., 12.000% due
9/15/05.....................................       443,000
------------------------------------------------------------
----------------------------------------------

761,750
------------------------------------------------------------
----------------------------------------------
GROCERY/CONVENIENCE STORES -- 0.4%
           410    Kash N' Karry, 11.500% due
2/1/03.........................................
415
       200,000    Pathmark Stores Inc., 12.625% due
6/15/02.................................       207,500
------------------------------------------------------------
----------------------------------------------

207,915
------------------------------------------------------------
----------------------------------------------
HEALTHCARE/DRUGS/HOSPITAL SUPPLIES -- 1.0%
       200,000    Magellan Health Services, Inc., 11.250%
due 4/15/04.......................       221,500
       330,000    OrNda Healthcorp, 12.250% due
5/15/02.....................................       351,862
------------------------------------------------------------
----------------------------------------------

573,362
------------------------------------------------------------
----------------------------------------------
HOTELS/GAMING -- 0.9%
       300,000    Courtyard By Marriott, 10.750% due
2/1/08.................................       318,750
       200,000    Mohegan Tribal Gaming Authority, 13.500%
due 11/15/02.....................       260,000
------------------------------------------------------------
----------------------------------------------

578,750
------------------------------------------------------------
----------------------------------------------
LEISURE/AMUSEMENT/MOTION PICTURES -- 0.2%
       133,531    Gillett Holdings Inc., 12.250% due
6/30/02................................       140,540
------------------------------------------------------------
----------------------------------------------
METALS/MINING -- 0.4%
       200,000    Kaiser Aluminum & Chemical Corp., 12.750%
due 2/1/03......................       214,250
------------------------------------------------------------
----------------------------------------------
OIL/NATURAL GAS -- 1.6%
       200,000    Global Marine Inc., 12.750% due
12/15/99..................................       215,500
       150,000    Parker Drilling Co., 9.750% due 11/15/06
(b)..............................       158,250
       300,000    Santa Fe Energy Resources Inc., 11.000%
due 5/15/04.......................       334,500
       225,000    United Meridian Corp., 10.375% due
10/15/05...............................       247,219
------------------------------------------------------------
----------------------------------------------

955,469
------------------------------------------------------------
----------------------------------------------
PACKAGING/CONTAINERS -- 0.8%
       600,000    Ivex Holdings Corp., step bond to yield
13.500% due 3/15/05...............       465,000
------------------------------------------------------------
----------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

     FACE
    AMOUNT                                         SECURITY
VALUE
------------------------------------------------------------
----------------------------------------------
PERSONAL CARE PRODUCTS/COSMETICS -- 0.4%
$      300,000    Revlon Worldwide Corp., zero coupon bond
to yield 12.654% due 3/15/98.....   $   258,750
------------------------------------------------------------
----------------------------------------------
PRINTING -- 1.9%
       350,000    Indah Kiat International Finance Co.,
11.875% due 6/15/02.................       384,562
       275,000    SD Warren Co., 12.000% due
12/15/04.......................................
297,688
       400,000    Tjiwi Kimia Industries, 13.250% due
8/1/01................................       455,500
------------------------------------------------------------
----------------------------------------------

1,137,750
------------------------------------------------------------
----------------------------------------------
REAL ESTATE -- 0.6%
       300,000    Trizec Finance, Ltd. 10.875% due
10/15/05.................................       332,250
------------------------------------------------------------
----------------------------------------------
RETAIL -- 0.5%
       250,000    Barnes & Noble Inc., 11.875% due
1/15/03..................................       274,375
------------------------------------------------------------
----------------------------------------------
TELEPHONE/COMMUNICATIONS -- 4.5%
       150,000    Alvey Systems Inc., 11.375% due
1/13/03...................................       158,250
       500,000    Clearnet Communications Inc., step bond to
yield 14.750% due 12/15/05.....       326,250
       400,000    Colt Telecom Group PLC, step bond to yield
12.000% due 12/15/06 (a).......       240,000
       400,000    Dial Call Communication, Inc., step bond
to yield 12.250% due 4/15/04            288,500

(a).........................................................
 ..............
       100,000    Fonorola Inc., 12.500% due
8/15/02........................................
109,500
       150,000    Intelcom Group USA, step bond to yield
12.500% due 5/1/06.................        98,250
       375,000    Intermedia Communications Inc., step bond
to yield 12.500% due 5/15/06....       255,000
       375,000    Millicom International Cellular, step bond
to yield 13.500% due 6/1/06....       232,500
       500,000    Telewest Communication PLC, step bond to
yield 11.000% due 10/1/07........       348,750
       325,000    USA Mobile Communications Holdings, Inc.,
14.000% due 11/1/04.............       368,875
       250,000    Wireless One, Inc., 13.000% due
10/15/03..................................       238,125
------------------------------------------------------------
----------------------------------------------

2,664,000
------------------------------------------------------------
----------------------------------------------
TOBACCO -- 0.3%
       150,000    Consolidated Cigar Corp., 10.500% due
3/1/03..............................       157,687
------------------------------------------------------------
----------------------------------------------
TRANSPORTATION -- 0.5%
       270,000    Sea Containers Ltd., Series A, 12.500% due
12/1/04........................       298,350
------------------------------------------------------------
----------------------------------------------
                  TOTAL CORPORATE BONDS AND NOTES (Cost --
$15,040,040).....................    15,934,501
------------------------------------------------------------
----------------------------------------------

    SHARES                                         SECURITY
VALUE
------------------------------------------------------------
----------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 1.0%
------------------------------------------------------------
----------------------------------------------
AUTOMOBILE/AUTO PARTS/TRUCK MANUFACTURING -- 0.4%
         3,750    Navistar International Corp., Series G,
Exchangeable $6.00................       211,875
------------------------------------------------------------
----------------------------------------------
TELEPHONE/COMMUNICATIONS -- 0.6%
           298    Panamsat Corp., Exchangeable
12.750%......................................       363,560
------------------------------------------------------------
----------------------------------------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS (Cost -
- $504,611).....................       575,435
------------------------------------------------------------
----------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

    SHARES                                         SECURITY
VALUE
------------------------------------------------------------
----------------------------------------------
WARRANTS -- 0.0%
------------------------------------------------------------
----------------------------------------------

BROADCASTING - TV, CABLE AND RADIO -- 0.0%
         1,650    Clearnet Communications Inc., Expire
9/15/05 (c)..........................   $     7,013
           600    Nextel Communications Inc., Expire 5/23/99
(c)............................             6
           750    Wireless One Inc., Expire 10/19/00
(c)....................................         3,750
------------------------------------------------------------
----------------------------------------------

10,769
------------------------------------------------------------
----------------------------------------------
HOMEBUILDING -- 0.0%
           600    Degeorge Financial Corp., Expire 3/31/97
(c)..............................             6
------------------------------------------------------------
----------------------------------------------
                  TOTAL WARRANTS (Cost --
$20,934)..........................................
10,775
------------------------------------------------------------
----------------------------------------------
                  TOTAL HIGH YIELD SECTOR (Cost --
$15,565,585).............................    16,520,711
------------------------------------------------------------
----------------------------------------------

     FACE
   AMOUNT+                                         SECURITY
VALUE
------------------------------------------------------------
----------------------------------------------
INTERNATIONAL SECTOR -- 31.1%
------------------------------------------------------------
----------------------------------------------
BONDS -- 31.1%
------------------------------------------------------------
----------------------------------------------
ARGENTINA -- 0.4%
       300,000    Argentina Discount, Series L, 6.438% due
3/31/23 (d)......................       231,564
------------------------------------------------------------
----------------------------------------------
AUSTRALIA -- 3.3%
       400,000    New South Wales Treasury Corp., 12.000%
due 12/1/01.......................       381,941
                  Queensland Treasury Corp.:
     1,200,000    8.000% due
5/14/97.....................................................
 ...       954,352
       700,000    8.000% due
5/14/03.....................................................
 ...       575,192
------------------------------------------------------------
----------------------------------------------

1,911,485
------------------------------------------------------------
----------------------------------------------
CANADA -- 2.1%
                  Government of Canada:
       150,000    7.500% due
7/1/97......................................................
 ...       111,644
       650,000    11.750% due
2/1/03......................................................
 ..       615,848
       100,000    International Finance Corp., 7.750% due
8/18/98...........................        76,968
       300,000    KFW International Finance, 9.500% due
5/13/02.............................       255,253
       250,000    Rogers Cablesystem, 9.650% due
1/15/14....................................       178,741
------------------------------------------------------------
----------------------------------------------

1,238,454
------------------------------------------------------------
----------------------------------------------
DENMARK -- 3.2%
                  Kingdom of Denmark:
     7,000,000    6.000% due
12/10/99....................................................
 ...     1,234,366
     3,250,000    8.000% due
5/15/03.....................................................
 ...       611,610
------------------------------------------------------------
----------------------------------------------

1,845,976
------------------------------------------------------------
----------------------------------------------
FINLAND -- 2.1%
     2,000,000    Finnish Export Credit Corp., 6.000% due
1/15/99...........................       451,833
     3,000,000    Government of Finland, 9.500% due
3/15/04.................................       789,217
------------------------------------------------------------
----------------------------------------------

1,241,050
------------------------------------------------------------
----------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

     FACE
   AMOUNT+                                         SECURITY
VALUE
------------------------------------------------------------
----------------------------------------------

GERMANY -- 3.4%
     3,000,000    Bundesrepublic, 5.250% due
2/21/01........................................   $
2,004,867
------------------------------------------------------------
----------------------------------------------
IRELAND -- 1.8%
       600,000    Irish Government, 8.000% due
10/18/00.....................................     1,082,425
------------------------------------------------------------
----------------------------------------------
ITALY -- 4.6%
 3,300,000,000    Buoni Poliennali Del Tesoro, 8.500% due
8/1/99............................     2,268,221
   600,000,000    Italian Certificati di Credito Del Tesoro,
9.300% due 8/1/99 (d)..........       401,434
------------------------------------------------------------
----------------------------------------------

2,669,655
------------------------------------------------------------
----------------------------------------------
MEXICO -- 0.6%
       500,000    Mexican States Value Recovery Rights,
Expire 6/30/03 (c)..................             0
       500,000    United Mexican States, Series B, 6.250%
due 12/31/19......................       366,875
------------------------------------------------------------
----------------------------------------------

366,875
------------------------------------------------------------
----------------------------------------------
NEW ZEALAND -- 1.6%
                  New Zealand Government:
       750,000    6.500% due
2/15/00.....................................................
 ...       522,371
       500,000    10.000% due
3/15/02.....................................................
 ..       396,296
------------------------------------------------------------
----------------------------------------------

918,667
------------------------------------------------------------
----------------------------------------------
SPAIN -- 3.5%
    40,000,000    Banco National, 13.000% due
1/29/97.......................................       309,053
   200,000,000    Government of Spain, 10.100% due
2/28/01..................................     1,770,517
------------------------------------------------------------
----------------------------------------------

2,079,570
------------------------------------------------------------
----------------------------------------------
SWEDEN -- 1.5%
     5,000,000    Swedish Government, 10.250% due
5/5/03....................................       891,168
------------------------------------------------------------
----------------------------------------------
UNITED KINGDOM -- 3.0%
     1,000,000    United Kingdom Treasury Bill, 7.750% due
9/8/06...........................     1,736,972
------------------------------------------------------------
----------------------------------------------
                  TOTAL INTERNATIONAL SECTOR (Cost --
$17,128,639)..........................    18,218,728
------------------------------------------------------------
----------------------------------------------
                  TOTAL INVESTMENTS -- 100% (Cost --
$56,555,704*)..........................   $58,605,133
------------------------------------------------------------
----------------------------------------------

(a) Security issued with attached warrants.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Non-income producing security.
(d) Represents current rate on floating rate security.
 +  Represents local currency.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                            EQUITY INCOME PORTFOLIO

  SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
COMMON STOCKS -- 78%
------------------------------------------------------------
---------------------------------------------

GAS -- 12.5%
    17,000    Coastal Corp.
 ............................................................
 ...   $   830,875
    15,000    El Paso Natural Gas Co.
 .....................................................
757,500
    20,000    Enron Corp.
 ............................................................
 .....       862,500
    15,000    Equitable Resources Inc.
 ....................................................
446,250
    12,000    MCN Corp.
 ............................................................
 .......       346,500
    20,000    PanEnergy Corp.
 ............................................................
 .       900,000
    35,000    Southwest Gas Corp.
 .........................................................
673,750
    22,500    Williams Cos. Inc.
 ..........................................................
843,750
------------------------------------------------------------
---------------------------------------------

5,661,125
------------------------------------------------------------
---------------------------------------------
TELECOMMUNICATIONS -- 5.4%
    25,000    Frontier Corp.
 ............................................................
 ..       565,625
    20,000    MCI Communications Corp.
 ....................................................
653,750
    25,000    Teleport Communications Group, Inc.
(a)......................................       762,500
    25,000    U.S. West Media Group
(a)....................................................
462,500
------------------------------------------------------------
---------------------------------------------

2,444,375
------------------------------------------------------------
---------------------------------------------
UTILITIES -- 60.1%
    30,000    Allegheny Power System, Inc.
 ................................................
911,250
    25,000    American Electric Power Inc.
 ................................................
1,028,125
    15,000    Baltimore Gas & Electric Co.
 ................................................
401,250
    31,500    Carolina Power & Light Co.
 ..................................................
1,149,750
    15,000    Central & South West Corp.
 ..................................................
384,375
    30,000    CINergy Corp.
 ............................................................
 ...     1,001,250
    20,000    CIPSPO, Inc.
 ............................................................
 ....       722,500
    25,000    CMS Energy Corp.
 ............................................................
840,625
    29,000    Consolidated Edison Co. of New York, Inc.
 ...................................       848,250
    15,000    Dominion Resources Inc.
 .....................................................
577,500
    30,000    DPL Inc.
 ............................................................
 ........       735,000
    40,000    DQE Inc.
 ............................................................
 ........     1,160,000
    35,000    DTE Energy Co.
 ............................................................
 ..     1,133,125
    35,000    Edison
International...............................................
 ..........       695,625
    25,000    Enova Corp.
 ............................................................
 .....       568,750
    35,000    Entergy Corp.
 ............................................................
 ...       971,250
    30,000    FPL Group Inc.
 ............................................................
 ..     1,380,000
    31,000    GPU Inc.
 ............................................................
 ........     1,042,375
    30,000    Houston Industries
Inc.......................................................
678,750
    30,000    Illinova Corp.
 ............................................................
 ..       825,000
    25,000    Long Island Lighting Co.
 ....................................................
553,125
     8,400    New England Electric
System..................................................
292,950
    35,000    NIPSCO Industries, Inc.
 .....................................................
1,386,875
    27,000
Pacificorp..................................................
 .................       553,500
    37,000    Pinnacle West Capital Co.
 ...................................................
1,174,750
    11,000    PECO Energy Co.
 ............................................................
 .       277,750
    10,000    Potomac Electric Power
Co....................................................
257,500
    20,000    Public Service Co. of
Colorado...............................................
777,500
    25,000    Public Service Co. of New Mexico
(a).........................................       490,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       17

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                            EQUITY INCOME PORTFOLIO

  SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

UTILITIES -- 60.1% (CONTINUED)
    25,000    SCANA
Corp........................................................
 ...........   $   668,750
    30,600    Sierra Pacific
Resources...................................................
 ..       879,750
    35,000    Southern
Co..........................................................
 ........       791,875
    35,000    Texas Utilities
Co..........................................................
 .     1,426,250
    20,000    Unicom
Corp........................................................
 ..........       542,500
     7,000    Wisconsin Energy
Corp........................................................
188,125
------------------------------------------------------------
---------------------------------------------

27,316,575
------------------------------------------------------------
---------------------------------------------
              TOTAL COMMON STOCKS (Cost --
$30,449,952)....................................
35,422,075
------------------------------------------------------------
---------------------------------------------
   FACE
  AMOUNT                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
CORPORATE BONDS AND NOTES -- 19.7%
------------------------------------------------------------
---------------------------------------------
UTILITIES -- 19.7%
              Arizona Public Service Co., First Mortgage:
$  250,000      7.250% due
8/1/23......................................................
 ....       235,938
   250,000      8.750% due
1/15/24.....................................................
 ....       272,188
   200,000      8.000% due
2/1/25......................................................
 ....       203,250
   255,000    Central Illinois Public Service Co., 8.500%
due 5/15/22......................       271,894
   200,000    Cincinnati Gas & Electric Co., 8.500% due
9/1/22.............................       202,750
   250,000    Commonwealth Edison Co., 8.375% due
9/15/22..................................       253,125
   250,000    Dayton Power & Light Co., First Mortgage,
8.150% due 1/15/26.................       262,500
              Duquesne Light Co., First Collateral Trust:
   200,000      8.375% due
5/15/24.....................................................
 ....       209,750
   250,000      7.550% due
6/15/25.....................................................
 ....       239,687
   200,000    Idaho Power Co., First Mortgage, 8.750% due
3/15/27..........................       215,000
   500,000    Illinois Power Co., 8.000% due
2/15/23.......................................       500,625
   300,000    Kentucky Utilities Co., First Mortgage, 8.550%
due 5/15/27...................       317,625
              Madison Gas & Electric Co., First Mortgage:
   200,000      8.500% due
4/15/22.....................................................
 ....       216,000
   500,000      7.700% due
2/15/28.....................................................
 ....       508,750
   250,000    Midwest Power Systems Inc., 8.125% due
2/1/23................................       264,062
   200,000    New England Power Co., General & Reference,
8.000% due 8/1/22................       202,000
              New York State Electric & Gas Corp., First
Mortgage:
   250,000      8.300% due
12/15/22....................................................
 ....       252,500
   250,000      7.450% due
7/15/23.....................................................
 ....       238,125
   250,000    Niagara Mohawk Power Co., First Mortgage,
8.500% due 7/1/23..................       230,938
   250,000    Pacific Gas & Electric Co., 6.750% due
10/1/23...............................       225,938
   500,000    Pennsylvania Power & Light Co., First
Mortgage, 8.500% due 5/1/22............       523,750
   300,000    Public Service Co., Oklahoma, First Mortgage,
7.375% due 4/1/23..............       296,250
   196,000    Public Service Electric & Gas Co., First &
Refunding, 8.750% due 2/1/22......       209,720
   200,000    San Diego Gas & Electric Co., 8.500% due
4/1/22..............................       210,750
   550,000    Tampa Electric Co., First Mortgage, 7.750% due
11/1/22.......................       558,937
   500,000    Texas Utilities Co., First Mortgage, 7.625%
due 7/1/25.......................       484,375
   250,000    Virginia Electric & Power Co., First Mortgage,
7.500% due 6/1/23.............       239,062
   400,000    Wisconsin Electric Power Co., First Mortgage,
7.050% due 8/1/24..............       381,500
   300,000    Wisconsin Power & Light Co., Notes, 8.600% due
3/15/27.......................       322,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       18

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                            EQUITY INCOME PORTFOLIO

   FACE
  AMOUNT                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
UTILITIES -- 19.7% (CONTINUED)
$  425,000    Wisconsin Public Service Corp., First
Mortgage, 7.125% due 7/1/23............   $   406,937
------------------------------------------------------------
---------------------------------------------
              TOTAL CORPORATE BONDS AND NOTES (Cost --
$8,858,359).........................     8,956,426
------------------------------------------------------------
---------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
 1,041,000    Chase Manhattan Corp., 6.500% due 1/2/97;
Proceeds at maturity -- $1,041,376;
              (Fully collateralized by U.S. Treasury Notes,
5.875% due 10/31/98; Market
              value -- $1,063,089) (Cost --
$1,041,000)....................................
1,041,000
------------------------------------------------------------
---------------------------------------------
              TOTAL INVESTMENTS (Cost --
$40,349,311*).....................................
$45,419,501
------------------------------------------------------------
---------------------------------------------

(a) Non-income producing security.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       19

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

    SHARES     SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
COMMON STOCKS -- 97.2%
------------------------------------------------------------
---------------------------------------------
BASIC INDUSTRIES -- 6.7%
       379     Air Products & Chemicals, Inc.
 .............................................   $    26,198
       768     Alcan Aluminum Ltd.
 ........................................................
25,824
       421     Alco Standard Corp.
 ........................................................
21,734
       555     Allegheny Teledyne, Inc.
 ...................................................
12,765
       937     Allied Signal, Inc.
 ........................................................
62,779
       579     Aluminum Co. of
America.....................................................
36,911
       590     Applied Materials, Inc.
(a).................................................
21,203
       358     Armco, Inc.
(a).........................................................
 ....         1,477
       137     ASARCO, Inc.
 ............................................................
 ...         3,408
       336     Avery Dennison Corp.
 .......................................................
11,886
     1,200     Barrick Gold Corp.
 .........................................................
34,500
       842     Battle Mountain Gold Corp.
 .................................................
5,789
       168     Bemis, Inc.
 ............................................................
 ....         6,195
       368     Bethlehem Steel Corp.
(a)...................................................
3,312
       168     B.F. Goodrich Co.
 ..........................................................
6,804
       158     Boise Cascade Corp.
 ........................................................
5,017
       316     Champion International Corp.
 ...............................................
13,667
       305     Cyprus Amax Minerals Co.
 ...................................................
7,129
       832     Dow Chemical Co.
 ...........................................................
65,208
       421     Echo Bay Mines Ltd.
 ........................................................
2,789
     1,874     E.I. du Pont De Nemours & Co.
 ..............................................       176,859
       479     Engelhard Corp.
 ............................................................
9,161
       116     FMC Corp.
(a).........................................................
 ......         8,135
       663     Freeport-McMoRan Copper & Gold Corp., Class B
Shares........................        19,807
       168     General Signal Corp.
 .......................................................
7,182
       316     Georgia Pacific Corp.
 ......................................................
22,752
       211     Great Lakes Chemical Corp.
 .................................................
9,864
       158     Harnischfeger Industries, Inc.
 .............................................         7,604
       385     Hercules, Inc.
 ............................................................
 .        16,651
       495     Homestake Mining Co.
 .......................................................
7,054
       600     Inco Ltd.
 ............................................................
 ......        19,125
       158     Inland Steel Industries, Inc.
 ..............................................         3,160
     1,001     International Paper Co.
 ....................................................
40,415
       390     ITT Industries Inc.
 ........................................................
9,555
       274     James River Corp. of
Virginia...............................................
9,076
       944     Kimberly-Clark Corp.
 .......................................................
89,916
       358     Louisiana Pacific Corp.
 ....................................................
7,563
       179     Mead Corp.
 ............................................................
 .....        10,404
     1,959     Monsanto Co.
 ............................................................
 ...        76,156
       484     Morton International Industries, Inc.
 ......................................        19,723
        32     Nacco Industries, Inc.
 .....................................................
1,712
       221     Nalco Chemical Co.
 .........................................................
7,984
       325     Newmont Mining Corp.
 .......................................................
14,544
       284     Nucor Corp.
 ............................................................
 ....        14,484
       221     Phelps Dodge Corp.
 .........................................................
14,918
       800     Placer Dome, Inc.
 ..........................................................
17,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       20

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
BASIC INDUSTRIES -- 6.7% (CONTINUED)
        95     Potlatch Corp.
 ............................................................
 .   $     4,085
       632     PPG Industries, Inc.
 .......................................................
35,471
       516     Praxair, Inc.
 ............................................................
 ..        23,801
       211     Reynolds Metals Co.
 ........................................................
11,895
       221     Rohm & Haas Co.
 ............................................................
18,039
       158     Sigma-Aldrich Corp.
 ........................................................
9,865
       328     Stone Container Corp.
 ......................................................
4,879
       179     Temple Inland, Inc.
 ........................................................
9,688
        95     Trinova Corp.
 ............................................................
 ..         3,456
       232     Union Camp Corp.
 ...........................................................
11,078
       453     Union Carbide Corp.
 ........................................................
18,516
       274     USX-U.S. Steel
Group.......................................................
 .         8,597
       326     Westvaco Corp.
 ............................................................
 .         9,373
       684     Weyerhaeuser Co.
 ...........................................................
32,405
       179     Willamette Industries,
Inc..................................................
12,441
     1,642     WMX Technologies, Inc.
 .....................................................
53,570
       295     Worthington Industries, Inc.
 ...............................................
5,347
       326     W.R. Grace & Co.
 ...........................................................
16,871
------------------------------------------------------------
---------------------------------------------

1,305,176
------------------------------------------------------------
---------------------------------------------
CAPITAL GOODS -- 7.9%
       116     Armstrong World Industries, Inc.
 ...........................................         8,062
     1,194     Boeing Co.
 ............................................................
 .....       127,012
        95     Briggs & Stratton Corp.
 ....................................................
4,180
       705     Browning Ferris Industries, Inc.
 ...........................................        18,506
       642     Caterpillar, Inc.
 ..........................................................
48,311
        84     Centex Corp.
 ............................................................
 ...         3,161
       137     Cincinnati Milacron, Inc.
 ..................................................
2,997
       358     Cooper Industries, Inc.
 ....................................................
15,081
       142     Crane Co.
 ............................................................
 ......         4,118
       126     Cummins Engine, Inc.
 .......................................................
5,796
       337     Dana Corp.
 ............................................................
 .....        10,995
       863     Deere & Co.
 ............................................................
 ....        35,059
       368     Dover Corp.
 ............................................................
 ....        18,492
       253     Eaton Corp.
 ............................................................
 ....        17,647
       200     Echlin, Inc.
 ............................................................
 ...         6,325
       743     Emerson Electric Co.
 .......................................................
71,885
       274     Fluor Corp.
 ............................................................
 ....        17,193
       126     Foster Wheeler Corp.
 .......................................................
4,678
       200     General Dynamics Corp.
 .....................................................
14,100
     5,517     General Electric Co.
(b)....................................................
545,493
       105     Giddings & Lewis, Inc.
 .....................................................
1,352
       400     Illinois Tool Works, Inc.
 ..................................................
31,950
       358     Ingersoll Rand Co.
 .........................................................
15,931
       126     Johnson Controls, Inc.
 .....................................................
10,442
       126     Kaufman & Broad Home Corp.
 .................................................
1,622
       677     Lockheed Martin Corp.
 ......................................................
61,900
       737     McDonnell Douglas Corp.
 ....................................................
47,168

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       21

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
CAPITAL GOODS -- 7.9% (CONTINUED)
       326     Moore Corp. Ltd.
 ...........................................................
$     6,642
       253     Navistar International Corp.
(a)............................................
2,308
       189     Northrop Grumman Corp.
 .....................................................
15,640
       168     Owens-Corning Fiberglass Corp.
 .............................................         7,161
       122     Paccar, Inc.
 ............................................................
 ...         8,296
       242     Parker Hannifin Corp.
 ......................................................
9,377
       147     Raychem Corp.
 ............................................................
 ..        11,778
       800     Raytheon Corp.
 ............................................................
 .        38,500
       726     Rockwell International Corp.
 ...............................................
44,195
       432     Santa Fe Pacific Gold Corp.
 ................................................
6,642
       295     Stanley
Works.......................................................
 ........         7,965
       274     Textron, Inc.
 ............................................................
 ..        25,824
       500     Thermo Electron Corp.
(a)...................................................
20,625
       126     Thomas & Betts Corp.
 .......................................................
5,591
       105     Timken Co.
 ............................................................
 .....         4,817
       422     TRW, Inc.
 ............................................................
 ......        20,889
       505     Tyco International Ltd.
 ....................................................
26,702
       822     United Technologies Corp.
 ..................................................
54,252
     2,090     Westinghouse Electric Corp.
 ................................................
41,539
       168     W.W. Grainger, Inc.
 ........................................................
13,482
------------------------------------------------------------
---------------------------------------------

1,521,681
------------------------------------------------------------
---------------------------------------------
CONSUMER DURABLES -- 2.7%
       284     Black & Decker Corp.
 .......................................................
8,556
       232     Case Corp.
 ............................................................
 .....        12,644
     2,485     Chrysler Corp.
 ............................................................
 .        82,005
       274     Cooper Tire & Rubber Co.
 ...................................................
5,411
       758     Corning, Inc.
 ............................................................
 ..        35,058
       147     Fleetwood Enterprises, Inc.
 ................................................
4,042
     3,907     Ford Motor Co.
 ............................................................
 .       124,536
     2,517     General Motors Corp.
 .......................................................
140,323
       411     Genuine Parts Co.
 ..........................................................
18,289
       516     Goodyear Tire & Rubber Co.
 .................................................
26,509
       537     Masco Corp.
 ............................................................
 ....        19,332
       358     Maytag Corp.
 ............................................................
 ...         7,070
       526     Newell Co.
 ............................................................
 .....        16,569
        84     Pulte Corp.
 ............................................................
 ....         2,583
       189     Snap-On Tools Corp.
 ........................................................
6,733
       242     Whirlpool Corp.
 ............................................................
11,283
------------------------------------------------------------
---------------------------------------------

520,943
------------------------------------------------------------
---------------------------------------------
CONSUMER NON-DURABLES -- 13.2%
       600     American Brands, Inc.
 ......................................................
29,775
     1,705     Anheuser Busch Co., Inc.
 ...................................................
68,200
     1,820     Archer-Daniels-Midland Co.
 .................................................
40,040
       500     Autozone, Inc.
(a).........................................................
 .        13,750
       442     Avon Products, Inc.
 ........................................................
25,249
        95     Ball Corp.
 ............................................................
 .....         2,470
       221     Brown Forman Corp., Class B
Shares..........................................
10,111

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       22

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
CONSUMER NON-DURABLES -- 13.2% (CONTINUED)
       798     Campbell Soup Co.
 ..........................................................
$    64,039
       168     Clorox Co.
 ............................................................
 .....        16,863
     8,287     Coca Cola Co.
(b).........................................................
 ..       436,103
       495     Colgate Palmolive Co.
 ......................................................
45,664
       821     Conagra, Inc.
 ............................................................
 ..        40,845
       116     Coors Adolph Co., Class B Shares
 ...........................................         2,204
       484     CPC International, Inc.
 ....................................................
37,510
       421     Crown Cork & Seal, Inc.
 ....................................................
22,892
       258     Eastman Chemical Co.
 .......................................................
14,254
     1,158     Eastman Kodak Co.
 ..........................................................
92,930
       242     Fruit of the Loom, Inc. (a)
 ................................................
9,166
       526     General Mills, Inc.
 ........................................................
33,335
     1,484     Gillette Co.
 ............................................................
 ...       115,381
       284     Hasbro, Inc.
 ............................................................
 ...        11,040
       505     Hershey Foods Corp.
 ........................................................
22,094
     1,227     H.J. Heinz Co.
 ............................................................
 .        43,865
       368     International Flavors & Fragrances, Inc.
 ...................................        16,560
       705     Kellogg Co.
 ............................................................
 ....        46,266
       242     Liz Claiborne, Inc.
 ........................................................
9,347
       916     Mattel, Inc.
 ............................................................
 ...        25,419
     2,338     McDonald's Corp.
 ...........................................................
105,795
       990     Nike Inc., Class B Shares
 ..................................................
59,153
     5,201     PepsiCo, Inc.
 ............................................................
 ..       152,779
     2,759     Philip Morris Cos., Inc.
(b)................................................
310,732
       274     Pioneer Hi Bred International, Inc.
 ........................................        19,180
       147     Polaroid Corp.
 ............................................................
 .         6,393
     2,275     Procter & Gamble Co.
 .......................................................
244,562
       442     Quaker Oats Co.
 ............................................................
16,851
       347     Ralston Purina
Group.......................................................
 .        25,461
       211     Reebok International Ltd.
 ..................................................
8,862
       526     Rubbermaid, Inc.
 ...........................................................
11,966
       126     Russell Corp.
 ............................................................
 ..         3,748
     1,611     Sara Lee Corp.
 ............................................................
 .        60,010
     1,242     Seagram Ltd.
 ............................................................
 ...        48,128
       274     Sherwin Williams Co.
 .......................................................
15,344
       158     Stride Rite Corp.
 ..........................................................
1,580
       190     Tupperware Corp.
 ...........................................................
10,189
       550     Unilever N.V.
 ............................................................
 ..        96,388
       674     UST, Inc.
 ............................................................
 ......        21,821
       211     VF Corp.
 ............................................................
 .......        14,242
       347     Whitman Corp.
 ............................................................
 ..         7,938
       379     W.M. Wrigley Jr. Co.
 .......................................................
21,319
------------------------------------------------------------
---------------------------------------------

2,557,813
------------------------------------------------------------
---------------------------------------------
CONSUMER SERVICES -- 8.1%
        84     Alberto Culver, Class B
Shares..............................................
4,032
       842     Albertsons, Inc.
 ...........................................................
29,996
       242     American Greetings Corp., Class A
Shares....................................         6,867

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       23

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
CONSUMER SERVICES -- 8.1% (CONTINUED)
       495     American Stores Co.
 ........................................................   $
20,233
         6     Brunos, Inc.
(a).........................................................
 ...           104
       316     Brunswick Corp.
 ............................................................
7,584
       347     Charming Shoppes, Inc.
(a)..................................................
1,757
       316     Circuit City Stores, Inc.
 ..................................................
9,520
       568     Cognizant Corp.
 ............................................................
18,744
     1,000     Comcast Corp., Class A Shares
(Special).....................................        17,813
        20     Cox Communications, Inc., Class A Shares
(a)................................           463
     1,263     CUC International, Inc.
(a).................................................
29,996
       347     CVS Corp.
 ............................................................
 ......        14,357
       526     Darden Restaurants, Inc.
 ...................................................
4,602
       695     Dayton Hudson Corp.
 ........................................................
27,279
       274     Deluxe Corp.
 ............................................................
 ...         8,973
       368     Dillard Department Stores, Inc., Class A
Shares.............................        11,362
       316     Dow Jones & Co. Inc.
 .......................................................
10,705
       568     Dun & Bradstreet Corp.
 .....................................................
13,490
       211     Ecolab, Inc.
 ............................................................
 ...         7,939
       684     Federated Department Stores
(a).............................................
23,341
       126     Fleming Co., Inc.
 ..........................................................
2,174
       474     Gannett, Inc.
 ............................................................
 ..        35,491
       969     Gap, Inc.
 ............................................................
 ......        29,191
       189     Giant Food Inc., Class A
Shares.............................................
6,521
       126     Great Atlantic & Pacific Tea Co., Inc.
 .....................................         4,016
       242     Harcourt General, Inc.
 .....................................................
11,162
       337     Harrah's Entertainment, Inc
(a).............................................
6,698
       421     HFS, Inc.
(a).........................................................
 ......        25,155
       832     Hilton Hotels Corp.
 ........................................................
21,736
     1,583     Home Depot,
Inc.........................................................
 ....        79,348
       253     Interpublic Group Co., Inc.
 ................................................
12,017
       747     J.C. Penney
Co..........................................................
 ....        36,416
       105     John H. Harland Co.
 ........................................................
3,465
       126     Jostens, Inc.
 ............................................................
 ..         2,662
     1,611     K mart Corp.
(a).........................................................
 ...        16,714
       116     King World Productions, Inc.
 ...............................................
4,278
       316     Knight Ridder, Inc.
 ........................................................
12,087
       411     Kroger Co.
(a).........................................................
 .....        19,112
       979     Laidlaw, Inc., Class B
Shares...............................................
11,259
       895     Limited,
Inc.........................................................
 .......        16,446
       400     Loews Cos., Inc.
 ...........................................................
37,700
        63     Longs Drug Stores Corp.
 ....................................................
3,095
        74     Lubys Cafeterias, Inc.
 .....................................................
1,471
       421     Marriott International, Inc.
 ...............................................
23,260
       835     May Department Stores Co.
 ..................................................
39,036
       337     McGraw Hill Cos., Inc.
 .....................................................
15,544
       116     Mercantile Stores, Inc.
 ....................................................
5,728
        84     Meredith Corp.
 ............................................................
 .         4,431
       158     National Service Industries, Inc.
 ..........................................         5,905
       316     New York Times Co., Class A
Shares..........................................
12,008

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       24

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
CONSUMER SERVICES -- 8.1% (CONTINUED)
       263     Nordstrom, Inc.
 ............................................................
$     9,320
       200     Pep Boys-Manny, Moe and
Jack................................................
6,150
       642     Price Costco Inc.
(a).......................................................
16,130
       374     Rite Aid
Corp........................................................
 .......        14,867
       505     R.R. Donnelley & Sons Co.
 ..................................................
15,844
       168     Ryan's Family Steak Houses, Inc.
(a)........................................         1,155
       190     Safety-Kleen Corp.
 .........................................................
3,111
     1,316     Sears, Roebuck & Co.
 .......................................................
60,701
       800     Service Corp.
International...............................................
 ..        22,400
       137     Shoney's, Inc.
(a).........................................................
 .           959
        63     Spring Industries, Inc.
 ....................................................
2,709
       221     Supervalv, Inc.
 ............................................................
6,271
       611     Sysco Corp.
 ............................................................
 ....        19,934
       211     Tandy Corp.
 ............................................................
 ....         9,284
     2,180     Tele-Communications, Inc., Class A Shares
(a)...............................        28,476
     1,842     Time Warner,
Inc.........................................................
 ...        69,075
       358     Times Mirror Co., Class A
Shares............................................
17,811
       232     TJX Cos.
Inc.........................................................
 .......        10,991
       905     Toys 'R' Us, Inc.
(a).......................................................
27,150
       211     Tribune
Co..........................................................
 ........        16,643
     1,221     Viacom, Inc., Class B Shares
(a)............................................
42,582
       821     Walgreen
Co..........................................................
 .......        32,840
     7,645     Wal-Mart Stores,
Inc........................................................
174,879
     2,247     Walt Disney Co.
 ............................................................
156,447
       421     Wendy's International, Inc.
 ................................................
8,630
       505     Winn Dixie Stores, Inc.
 ....................................................
15,971
       442     Woolworth Corp.
(a).........................................................
9,669
------------------------------------------------------------
---------------------------------------------

1,573,282
------------------------------------------------------------
---------------------------------------------
ENERGY -- 9.7%
       305     Amerada Hess Corp.
 .........................................................
17,652
     1,653     Amoco Corp.
 ............................................................
 ....       133,067
       211     Ashland, Inc.
 ............................................................
 ..         9,257
       537     Atlantic Richfield Co.
 .....................................................
71,152
       474     Baker Hughes, Inc.
 .........................................................
16,353
       421     Burlington Resources, Inc.
 .................................................
21,208
     2,170     Chevron Corp.
 ............................................................
 ..       141,050
       516     CINergy Corp.
 ............................................................
 ..        17,222
       347     Coastal Corp.
 ............................................................
 ..        16,960
       621     Dresser Industries, Inc.
 ...................................................
19,251
        63     Eastern
Enterprises.................................................
 ........         2,229
     1,484     Edison
International...............................................
 .........        29,495
       832     Enron Corp.
 ............................................................
 ....        35,880
       221     Enserch Corp.
 ............................................................
 ..         5,083
     4,157     Exxon Corp.
(b).........................................................
 ....       407,386
       379     Halliburton Co.
 ............................................................
22,835
        74     Helmerich & Payne, Inc.
 ....................................................
3,857
       168     Kerr McGee Corp.
 ...........................................................
12,096

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       25

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
ENERGY -- 9.7% (CONTINUED)
       421     LSI Logic Corp.
(a).........................................................
$    11,262
       105     Louisiana Land & Exploration Co.
 ...........................................         5,631
       189     McDermott International, Inc.
 ..............................................         3,142
     1,316     Mobil Corp.
 ............................................................
 ....       160,881
       421     Noram Energy Corp.
 .........................................................
6,473
     1,053     Occidental Petroleum Corp.
 .................................................
24,614
       347     Oryx Energy Co.
(a).........................................................
8,588
       147     Pennzoil Co.
 ............................................................
 ...         8,305
       863     Phillips Petroleum Co.
 .....................................................
38,188
       295     Rowan Co., Inc.
(a).........................................................
6,674
     1,790     Royal Dutch Petroleum Co.
(b)...............................................
305,643
       295     Santa Fe Energy Resources, Inc.
(a).........................................         4,093
       811     Schlumberger Ltd.
 ..........................................................
80,999
       284     Sonat Inc.
 ............................................................
 .....        14,626
       243     Sun Co, Inc.
 ............................................................
 ...         5,923
       579     Tenneco, Inc.
 ............................................................
 ..        26,127
       874     Texaco, Inc.
 ............................................................
 ...        85,761
       831     Union Pacific Resources Group Inc.
 .........................................        24,307
       821     Unocal Corp.
 ............................................................
 ...        33,353
       947     USX-Marathon Group Inc.
 ....................................................
22,610
       168     Western Atlas, Inc.
(a).....................................................
11,907
       518     Williams Co.,
Inc.........................................................
 ..        19,406
------------------------------------------------------------
---------------------------------------------

1,890,546
------------------------------------------------------------
---------------------------------------------
FINANCIAL SERVICES -- 14.5%
       495     Aetna Inc.
 ............................................................
 .....        39,600
       168     Alexander & Alexander Services, Inc.
 .......................................         2,919
     1,501     Allstate Corp.
 ............................................................
 .        86,870
     1,611     American Express Co.
 .......................................................
91,022
       695     American General Corp.
 .....................................................
28,408
     1,569     American International Group, Inc.
 .........................................       169,844
     1,510     Banc One Corp.
 ............................................................
 .        64,930
       526     Bank of Boston Corp.
 .......................................................
33,796
     1,305     Bank of New York
 ...........................................................
44,044
     1,219     BankAmerica Corp.
 ..........................................................
121,595
       274     Bankers Trust of New York Corp.
 ............................................        23,633
       653     Barnett Banks Inc.
 .........................................................
26,855
       189     Beneficial Corp.
 ...........................................................
11,978
       547     Boatmens Bancshares, Inc.
 ..................................................
35,282
     1,453     Chase Manhattan Corp.
 ......................................................
129,680
       611     Chubb Corp.
 ............................................................
 ....        32,841
       274     CIGNA Corp.
 ............................................................
 ....        37,435
     1,632     CitiCorp.
 ............................................................
 ......       168,096
       411     Comerica Inc.
 ............................................................
 ..        21,526
       737     CoreStates Financial Corp.
 .................................................
38,232
       563     Dean Witter Discover & Co.
 .................................................
37,299
       600     Federal Home Loan Mortgage Corp.
 ...........................................        66,075
     3,633     Federal National Mortgage Association
 ......................................       135,329

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       26

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
FINANCIAL SERVICES -- 14.5% (CONTINUED)
       347     Fifth Third BanCorp.
 .......................................................   $
21,796
       474     First Bank Systems, Inc.
 ...................................................
32,351
     1,069     First Chicago Corp.
 ........................................................
57,459
     1,474     First Data Corp.
 ...........................................................
53,801
       963     First Union Corp.
 ..........................................................
71,262
       895     Fleet Financial Group, Inc.
 ................................................
44,638
       284     General Re Corp.
 ...........................................................
44,801
       211     Golden West Financial Corp. of
Delaware.....................................        13,319
       463     Great Western Financial Corp.
 ..............................................        13,427
       463     Green Tree Financial Corp.
 .................................................
17,883
       347     Household International Inc.
 ...............................................
32,011
       411     H.F. Ahmanson & Co.
 ........................................................
13,358
       358     H&R Block, Inc.
 ............................................................
10,382
       411     ITT Hartford
Group.......................................................
 ...        27,742
       253     Jefferson Pilot Corp.
 ......................................................
14,326
       642     J.P. Morgan & Co., Inc.
 ....................................................
62,675
       800     KeyCorp.
 ............................................................
 .......        40,400
       358     Lincoln National Corp.
 .....................................................
18,795
       632     Lowes Corp.
 ............................................................
 ....        22,436
       253     Marsh & McLennan Cos., Inc.
 ................................................
26,312
       140     MBIA, Inc.
 ............................................................
 .....        14,175
       747     MBNA Corp.
 ............................................................
 .....        31,001
       463     Mellon Bank Corp.
 ..........................................................
32,873
       579     Merrill Lynch & Co., Inc.
 ..................................................
47,189
       211     MGIC Investment Corp.
 ......................................................
16,036
       537     Morgan Stanley Group, Inc.
 .................................................
30,676
       747     National City Corp.
 ........................................................
33,522
     1,000     NationsBank Corp.
 ..........................................................
97,750
     1,221     Norwest Corp.
 ............................................................
 ..        53,113
     1,147     PNC Bank Corp.
 ............................................................
 .        43,156
       337     Providian Corp.
 ............................................................
17,313
       195     Republic New York Corp.
 ....................................................
15,917
       432     SAFECO Corp.
 ............................................................
 ...        17,037
       368     Salomon Inc.
 ............................................................
 ...        17,342
       295     St. Paul Cos., Inc.
 ........................................................
17,294
       779     Suntrust Bank, Inc.
 ........................................................
38,366
       253     Torchmark Corp.
 ............................................................
12,777
       242     Transamerica Corp.
 .........................................................
19,118
       263     UNUM Corp.
 ............................................................
 .....        19,002
       516     U.S. Bancorp. of
Oregon.....................................................
23,188
       400     USF&G Corp.
 ............................................................
 ....         8,350
       126     USLIFE Corp.
 ............................................................
 ...         4,190
       579     Wachovia Corp.
 ............................................................
 .        32,714
       315     Wells Fargo & Co.
 ..........................................................
84,971
------------------------------------------------------------
---------------------------------------------

2,813,533
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       27

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
HEALTHCARE -- 10.2%
     2,622     Abbott
Laboratories................................................
 .........   $   133,067
       274     ALZA Corp.
(a).........................................................
 .....         7,090
       211     Allergan, Inc.
 ............................................................
 .         7,517
     2,106     American Home Products Corp.
 ...............................................
123,464
       884     Amgen, Inc.
(a).........................................................
 ....        48,068
       368     Aon Corp.
 ............................................................
 ......        22,862
       189     Bausch & Lomb, Inc.
 ........................................................
6,615
       895     Baxter International, Inc.
 .................................................
36,695
       421     Becton, Dickinson & Co.
 ....................................................
18,261
       326     Beverly Enterprises, Inc.
(a)...............................................
4,157
       389     Biomet, Inc.
 ............................................................
 ...         5,884
       600     Boston Scientific Corp.
(a).................................................
36,000
     1,663     Bristol-Myers Squibb Co.
 ...................................................
180,851
     2,230     Columbia HCA Healthcare Corp.
 ..............................................        90,873
       179     C.R. Bard, Inc.
 ............................................................
5,012
       270     Guidant Corp.
 ............................................................
 ..        15,390
     1,842     Eli Lilly & Co.
 ............................................................
134,466
       537     Humana, Inc.
(a).........................................................
 ...        10,270
     4,422     Johnson &
Johnson.....................................................
 ......       219,995
       264     Mallinckrodt Group, Inc.
 ...................................................
11,649
       200     Manor Care, Inc.
 ...........................................................
5,400
       768     Medtronic, Inc.
 ............................................................
52,224
     4,075     Merck & Co., Inc.
 ..........................................................
322,944
       147     Millipore Corp.
 ............................................................
6,082
       371     Pall Corp.
 ............................................................
 .....         9,461
     2,127     Pfizer, Inc.
 ............................................................
 ...       176,275
     1,695     Pharmacia &
Upjohn......................................................
 ....        67,164
     1,232     Schering-Plough Corp.
 ......................................................
79,772
       263     St. Jude Medical, Inc.
(a)..................................................
11,210
       716     Tenet Healthcare Corp.
(a)..................................................
15,663
       611     United Healthcare Corp.
 ....................................................
27,495
       189     US Surgical Corp.
 ..........................................................
7,442
       947     Warner Lambert Co.
 .........................................................
71,025
------------------------------------------------------------
---------------------------------------------

1,970,343
------------------------------------------------------------
---------------------------------------------
TECHNOLOGY -- 13.3%
       432     Advanced Micro Devices, Inc.
 ...............................................
11,124
       621     ALLTEL Corp.
 ............................................................
 ...        19,484
       389     Amdahl Corp. (a)
 ...........................................................
4,717
       723     AMP, Inc.
 ............................................................
 ......        27,745
       189     Andrew Corp.
(a).........................................................
 ...        10,029
       411     Apple Computer, Inc.
(a)....................................................
8,580
       147     Autodesk, Inc.
 ............................................................
 .         4,116
       958     Automatic Data Processing, Inc.
 ............................................        41,074
       621     Bay Networks, Inc
(a).......................................................
12,963
       526     Cabletron Systems, Inc.
(a).................................................
17,490
       221     Ceridian Corp.
(a).........................................................
 .         8,951
     2,212     Cisco Systems, Inc.
(a).....................................................
140,739

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       28

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
TECHNOLOGY -- 13.3% (CONTINUED)
       884     Compaq Computer Corp.
(a)...................................................   $
65,637
     1,204     Computer Associates International, Inc.
 ....................................        59,899
       263     Computer Sciences Corp.
(a).................................................
21,599
       126     Data General Corp.
(a)......................................................
1,827
       632     Dell Computer Corp.
(a).....................................................
33,575
       495     Digital Equipment Corp.
(a).................................................
18,006
       379     DSC Communications Corp.
(a)................................................
6,775
       158     EG&G, Inc.
 ............................................................
 .....         3,180
       768     EMC Corp.
(a).........................................................
 ......        25,440
       421     General Instrument Corp.
(a)................................................
9,104
       126     Harris Corp.
 ............................................................
 ...         8,647
     3,391     Hewlett Packard Co.
 ........................................................
170,398
       421     Honeywell,
Inc.........................................................
 .....        27,681
     2,738     Intel Corp.
 ............................................................
 ....       358,507
       147     Intergraph Corp.
(a)........................................................
1,507
     1,800     International Business Machines Corp.
 ......................................       271,800
       400     ITT Corp.
(a).........................................................
 ......        17,350
     2,151     Lucent
Technologies................................................
 .........        99,484
       684     Micron Technology, Inc.
 ....................................................
19,922
     3,960     Microsoft Corp.
(a).........................................................
327,195
     1,390     Minnesota Mining & Manufacturing Co.
 .......................................       115,196
     1,959     Motorola, Inc.
 ............................................................
 .       120,234
       453     National Semiconductor Corp.
(a)............................................
11,042
       853     Northern Telecom Ltd.
 ......................................................
52,779
     1,221     Novell, Inc.
(a).........................................................
 ...        11,561
     2,195     Oracle Systems Corp.
(a)....................................................
91,641
       137     Perkin-Elmer Corp.
 .........................................................
8,066
       495     Pitney Bowes, Inc.
 .........................................................
26,978
       253     Scientific Atlanta, Inc.
 ...................................................
3,795
       866     Seagate Technology Corp.
(a)................................................
34,207
        74     Shared Medical Systems Corp.
 ...............................................
3,645
       537     Silicon Graphics, Inc.
(a)..................................................
13,694
     1,242     Sun Microsystems, Inc.
(a)..................................................
31,904
       390     Tandem Computers, Inc.
(a)..................................................
5,363
       105     Tektronix, Inc.
 ............................................................
5,381
       568     Tellabs, Inc.
(a).........................................................
 ..        21,371
       621     Texas Instruments, Inc.
 ....................................................
39,589
       558     3Com Corp.
(a).........................................................
 .....        40,943
       716     Unicom Corp.
 ............................................................
 ...        19,422
       569     Unisys Corp.
(a).........................................................
 ...         3,841
     1,074     Xerox Corp.
 ............................................................
 ....        56,519
------------------------------------------------------------
---------------------------------------------

2,571,716
------------------------------------------------------------
---------------------------------------------
TRANSPORTATION -- 1.4%
       295     AMR Corp.
(a).........................................................
 ......        25,977
       516     Burlington Northern Santa
Fe................................................
44,570
       126     Caliber Systems, Inc.
 ......................................................
2,426
       264     Conrail, Inc.
 ............................................................
 ..        26,301

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       29

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
TRANSPORTATION -- 1.4% (CONTINUED)
       716     CSX Corp.
 ............................................................
 ......   $    30,251
       263     Delta Air Lines, Inc.
 ......................................................
18,640
       358     Federal Express Corp. (a)
 ..................................................
15,931
       421     Norfolk Southern Corp.
 .....................................................
36,838
       263     Ryder System, Inc.
 .........................................................
7,397
       474     Southwest Airlines Co.
 .....................................................
10,487
       800     Union Pacific Corp.
 ........................................................
48,100
       211     U.S. Air Group, Inc. (a)
 ...................................................
4,932
------------------------------------------------------------
---------------------------------------------

271,850
------------------------------------------------------------
---------------------------------------------
UTILITIES -- 9.5%
     1,653     Airtouch Communications Inc.
(a)............................................
41,738
       621     American Electric Power, Inc.
 ..............................................        25,539
     1,853     Ameritech Corp.
 ............................................................
112,338
     5,338     AT&T Corp.
(b).........................................................
 .....       232,203
       495     Baltimore Gas & Electric Co.
 ...............................................
13,241
     1,463     Bell Atlantic Corp.
 ........................................................
94,729
     3,317     BellSouth Corp.
 ............................................................
133,924
       505     Carolina Power & Light Co.
 .................................................
18,432
       695     Central & South West Corp.
 .................................................
17,809
       179     Columbia Gas Systems, Inc.
 .................................................
11,389
       779     Consolidated Edison Co. New York, Inc.
 .....................................        22,786
       305     Consolidated Natural Gas Co.
 ...............................................
16,851
       579     Dominion Resources Inc.
 ....................................................
22,292
       474     DTE Energy Co.
 ............................................................
 .        15,346
       674     Duke Power Co.
 ............................................................
 .        31,173
       758     Entergy Corp.
 ............................................................
 ..        21,035
       611     FPL Group, Inc.
 ............................................................
28,106
       600     Frontier Corp.
 ............................................................
 .        13,575
       390     GPU, Inc.
 ............................................................
 ......        13,114
     3,243     GTE Corp.
 ............................................................
 ......       147,557
       874     Houston Industries, Inc.
 ...................................................
19,774
     2,306     MCI Communications Corp.
 ...................................................
75,377
       474     Niagara Mohawk Power Corp.
(a)..............................................
4,681
       158     Nicor, Inc.
 ............................................................
 ....         5,649
       221     Northern States Power Co. of
Minnesota......................................
10,138
     1,453     NYNEX Corp.
 ............................................................
 ....        69,926
       505     Ohio Edison Co.
 ............................................................
11,489
        84     Oneok, Inc.
 ............................................................
 ....         2,520
       969     PacificCorp.
 ............................................................
 ...        19,865
       274     Pacific
Enterprises.................................................
 ........         8,323
     1,400     Pacific Gas & Electric Co.
 .................................................
29,400
     1,432     Pacific Telesis
Group.......................................................
52,626
       495     PanEnergy Corp.
 ............................................................
22,275
       737     PECO Energy Co.
 ............................................................
18,609
       526     PP&L Resources, Inc.
 .......................................................
12,098
       116     Peoples Energy Corp.
 .......................................................
3,930
       811     Public Service Enterprise
Group.............................................
22,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       30

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                             EQUITY INDEX PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
UTILITIES -- 9.5% (CONTINUED)
     2,043     SBC Communications, Inc.
 ...................................................   $
105,725
     2,233     Southern Co.
 ............................................................
 ...        50,522
     1,474     Sprint Corp.
 ............................................................
 ...        58,776
       747     Texas Utilities Co.
 ........................................................
30,440
     1,579     U.S. West Communications, Inc.
 .............................................        50,923
     2,064     U.S. West Media Group
(a)...................................................
38,184
       337     Union Electric Co.
 .........................................................
12,975
     2,763     Worldcom, Inc.
(a).........................................................
 .        72,011
------------------------------------------------------------
---------------------------------------------

1,841,513
------------------------------------------------------------
---------------------------------------------
               TOTAL COMMON STOCKS (Cost --
$12,738,942)...................................
18,838,396
------------------------------------------------------------
---------------------------------------------
PREFERRED STOCKS -- 0.0%
       310     Fresenius National Medical Care (a) (Cost --
$39)...........................            40
------------------------------------------------------------
---------------------------------------------
   FACE
  AMOUNT                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
SHORT-TERM INVESTMENTS -- 2.8%
$  439,000     Repurchase Agreement -- Chase Manhattan
Corp., 6.500% due 1/2/97; Proceeds
               at maturity -- $439,158; (Fully
collateralized by U.S. Treasury Notes,
               5.875% due 10/31/98; Market value --
$448,315)..............................       439,000
   100,000     U.S. Treasury Bills, 4.810% due 3/13/97
(b).................................        99,002
------------------------------------------------------------
---------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (Cost --
$538,051).............................       538,002
------------------------------------------------------------
---------------------------------------------
               TOTAL INVESTMENTS -- 100% (Cost --
$13,277,032*)............................   $19,376,438
------------------------------------------------------------
---------------------------------------------

(a) Non-income producing security.
(b) Security segregated by Custodian for futures contract commitments.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       31

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                          GROWTH AND INCOME PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
COMMON STOCKS -- 90.2%
------------------------------------------------------------
---------------------------------------------

BANKS -- 1.0%
     6,000     State Street Boston
Corp....................................................   $
387,000
------------------------------------------------------------
---------------------------------------------
COMMERCIAL SERVICES -- 3.6%
     9,000     Reuters Holdings PLC,
ADR...................................................
688,500
     9,000     W.W. Grainger, Inc.
 ........................................................
722,250
------------------------------------------------------------
---------------------------------------------

1,410,750
------------------------------------------------------------
---------------------------------------------
CONSUMER DURABLES -- 4.3%
    20,000     Chrysler Corp.
 ............................................................
 .       660,000
    11,000     Genuine Parts Co.
 ..........................................................
489,500
    15,000     Leggett & Platt, Inc.
 ......................................................
519,375
------------------------------------------------------------
---------------------------------------------

1,668,875
------------------------------------------------------------
---------------------------------------------
CONSUMER NON-DURABLES -- 6.3%
    19,000     Coca-Cola Corp.
 ............................................................
999,875
     7,000     Kimberly-Clark Corp.
 .......................................................
666,750
     7,000     Procter & Gamble Co.
 .......................................................
752,500
------------------------------------------------------------
---------------------------------------------

2,419,125
------------------------------------------------------------
---------------------------------------------
CONSUMER SERVICES -- 2.7%
    13,000     McDonald's Corp.
 ...........................................................
588,250
    15,000     TCA Cable TV, Inc.
 .........................................................
451,875
------------------------------------------------------------
---------------------------------------------

1,040,125
------------------------------------------------------------
---------------------------------------------
ELECTRONIC TECHNOLOGY -- 10.5%
    16,000     AMP, Inc.
 ............................................................
 ......       614,000
    15,000     Electronic Data Systems
Corp................................................
648,750
     8,000     Harris Corp.
 ............................................................
 ...       549,000
    28,000     Hewlett Packard Co.
 ........................................................
1,407,000
    14,000     Motorola, Inc.
 ............................................................
 .       859,250
------------------------------------------------------------
---------------------------------------------

4,078,000
------------------------------------------------------------
---------------------------------------------
ENERGY -- 4.9%
     5,000     Exxon Corp.
 ............................................................
 ....       490,000
     6,000     Mobil Corp.
 ............................................................
 ....       733,500
    15,000     Phillips Petroleum Co.
 .....................................................
663,750
------------------------------------------------------------
---------------------------------------------

1,887,250
------------------------------------------------------------
---------------------------------------------
ENTERTAINMENT -- 1.8%
    10,000     The Walt Disney
Co..........................................................
696,250
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       32

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                          GROWTH AND INCOME PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
FINANCE -- 11.0%
    11,000     Beneficial
Corp........................................................
 .....   $   697,125
    10,000     Greenpoint Financial Corp.
 .................................................
472,500
    15,000
KeyCorp.....................................................
 ................       757,500
     8,000     J.P. Morgan & Co.,
Inc......................................................
781,000
    13,000     Mercury General Corp.
 ......................................................
682,500
     9,000     NationsBank
Corp........................................................
 ....       879,750
------------------------------------------------------------
---------------------------------------------

4,270,375
------------------------------------------------------------
---------------------------------------------
HEALTH TECHNOLOGY -- 6.3%
    11,000     Eli Lilly &
Co..........................................................
 ....       803,000
    17,000     Johnson & Johnson
 ..........................................................
845,750
    10,000     Merck & Co., Inc.
 ..........................................................
792,500
------------------------------------------------------------
---------------------------------------------

2,441,250
------------------------------------------------------------
---------------------------------------------
INDUSTRIAL SERVICES -- 1.8%
    11,000     Fluor Corp.
 ............................................................
 ....       690,250
------------------------------------------------------------
---------------------------------------------
MACHINERY -- 1.6%
    25,000     Pall Corp.
 ............................................................
 .....       637,500
------------------------------------------------------------
---------------------------------------------
MANUFACTURING -- 0.6%
     7,000     John Harland
Co..........................................................
 ...       231,000
------------------------------------------------------------
---------------------------------------------
MINERALS -- 1.2%
    25,000     Worthington Industries Inc.
 ................................................
453,123
------------------------------------------------------------
---------------------------------------------
PROCESS INDUSTRIES -- 6.6%
    12,000     Bemis,
Inc.........................................................
 .........       442,500
    18,000     M.A. Hanna
Co..........................................................
 .....       393,750
    27,000     Monsanto
Co..........................................................
 .......     1,049,625
    12,000     Temple-Inland, Inc.
 ........................................................
649,500
------------------------------------------------------------
---------------------------------------------

2,535,375
------------------------------------------------------------
---------------------------------------------
PRODUCER MANUFACTURER -- 7.3%
    12,000     Belden, Inc.
 ............................................................
 ...       444,000
    12,000     General Electric Co.
 .......................................................
1,186,500
    10,000     Hubbell, Inc., Class B
Shares...............................................
432,500
     9,000     Minnesota Mining & Manufacturing
Co.........................................       745,876
------------------------------------------------------------
---------------------------------------------

2,808,876
------------------------------------------------------------
---------------------------------------------
REAL ESTATE -- 1.1%
    15,000     Arden Realty Group,
Inc.....................................................
416,250
------------------------------------------------------------
---------------------------------------------
RETAIL -- 3.9%
    19,000     Circuit City Stores,
Inc....................................................
572,375
     9,000     May Department Stores Co.
 ..................................................
420,750
    15,000     Nordstrom
Inc.........................................................
 ......       531,563
------------------------------------------------------------
---------------------------------------------

1,524,688
------------------------------------------------------------
---------------------------------------------
TECHNOLOGY SERVICES -- 1.8%
    16,000     Automatic Data Processing,
Inc..............................................
686,000
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       33

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                          GROWTH AND INCOME PORTFOLIO

  SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
TELECOMMUNICATIONS -- 1.8%
    23,000     LM Ericsson Telephone Co.,
ADR..............................................   $
694,313
------------------------------------------------------------
---------------------------------------------
TEXTILES -- APPAREL MANUFACTURING -- 1.6%
    16,000     Liz Claiborne,
Inc.........................................................
 .       618,000
------------------------------------------------------------
---------------------------------------------
TRANSPORTATION -- 3.7%
     6,124     Conrail, Inc.
 ............................................................
 ..       610,104
     5,000     CSX Corp.
 ............................................................
 ......       211,250
    10,000     Union Pacific
Corp........................................................
 ..       601,250
------------------------------------------------------------
---------------------------------------------

1,422,604
------------------------------------------------------------
---------------------------------------------
UTILITIES -- 4.8%
    12,000     Ameritech
Corp........................................................
 ......       727,500
    14,000     GTE Corp.
 ............................................................
 ......       637,000
     5,000     Northern States Power Co.
 ..................................................
229,375
     8,469     Union Pacific Resources Corp.
 ..............................................       247,718
------------------------------------------------------------
---------------------------------------------

1,841,593
------------------------------------------------------------
---------------------------------------------

34,858,572
               TOTAL COMMON STOCKS (Cost --
$23,880,094)...................................
------------------------------------------------------------
---------------------------------------------
FOREIGN COMMON STOCKS -- 2.1%
------------------------------------------------------------
---------------------------------------------
AUSTRALIA -- 2.1%
    57,380     Broken Hill Proprietary Co. Ltd. (Cost --
$696,013).........................       816,738
------------------------------------------------------------
---------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 1.5%
------------------------------------------------------------
---------------------------------------------
ENERGY -- 1.5%
    10,044     Unocal Corp., Convertible 7.000% (a) (Cost --
$485,250).....................       572,508
------------------------------------------------------------
---------------------------------------------
   FACE
  AMOUNT                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
CORPORATE DEBENTURES -- 3.9%
------------------------------------------------------------
---------------------------------------------
FINANCIAL SERVICES -- 2.6%
$  500,000     Dean Witter Discover & Co., 6.875% due
3/1/03...............................       503,750
   500,000     General Motors Acceptance Corp., 7.000% due
9/15/02.........................       508,125
------------------------------------------------------------
---------------------------------------------

1,011,875
------------------------------------------------------------
---------------------------------------------
RETAIL TRADE -- 1.3%
   500,000     Limited Inc., 7.800% due
5/15/02............................................
513,750
------------------------------------------------------------
---------------------------------------------

1,525,625
               TOTAL CORPORATE DEBENTURES (Cost --
$1,559,315).............................
------------------------------------------------------------
---------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
   884,000     Chase Manhattan Corp., 6.500% due 1/2/97;
Proceeds at maturity -- $884,319;        884,000
               (Fully collateralized by U.S. Treasury Notes,
5.875% due 10/31/98;
               Market value -- $902,758) (Cost --
$884,000)................................
------------------------------------------------------------
---------------------------------------------

$38,657,443
               TOTAL INVESTMENTS -- 100% (Cost --
$27,504,672*)............................
------------------------------------------------------------
---------------------------------------------

(a) Security is exempt from registration under Rule 144A of Securities Act of
    1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       34

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                           EMERGING GROWTH PORTFOLIO

 SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

COMMON STOCKS -- 93.9%
------------------------------------------------------------
---------------------------------------------
BASIC INDUSTRIES/RAW MATERIALS -- 1.8%
   2,100    B.F. Goodrich, Inc.
 ...........................................................
$    85,050
   1,000    Mueller Industries, Inc.
(a)...................................................
38,500
   1,500    Raychem
Corp........................................................
 ...........       120,188
   3,000    U.S. Filter Corp.
(a).........................................................
 .        95,250
------------------------------------------------------------
---------------------------------------------

338,988
------------------------------------------------------------
---------------------------------------------
CAPITAL GOODS/PRODUCTION -- 1.7%
   1,700    Danaher Corp.
 ............................................................
 .....        79,263
   1,450    Precision Castparts Corp.
 .....................................................
71,956
     900    Sealed Air Corp.
(a).........................................................
 ..        37,463
   3,850    United Waste Systems, Inc.
(a).................................................
132,344
------------------------------------------------------------
---------------------------------------------

321,026
------------------------------------------------------------
---------------------------------------------
CHEMICALS -- 0.5%
   1,800    Praxair,
Inc.........................................................
 ..........        83,025
------------------------------------------------------------
---------------------------------------------
COMMERCIAL SERVICES -- 2.7%
   2,695    Accustaff, Inc.
(a).........................................................
 ...        56,932
   1,750    COREStaff, Inc.
(a).........................................................
 ...        41,453
   2,650    Corrections Corp. of America
(a)...............................................
81,156
   2,200    Gartner Group, Inc.
(a)........................................................
85,663
   1,875    Ha-Lo Industries, Inc.
(a).....................................................
51,563
   1,000    MGM Grand Inc.
(a).........................................................
 ....        34,875
   1,800    National Data
Corp........................................................
 .....        78,300
   3,300    Reynolds & Reynolds Co., Class A
Shares........................................        85,800
------------------------------------------------------------
---------------------------------------------

515,742
------------------------------------------------------------
---------------------------------------------
CONSUMER DISTRIBUTION -- 8.9%
   4,000    Bed, Bath & Beyond, Inc.
(a)...................................................
97,000
   1,350    CDW Computer Centers, Inc.
(a).................................................
80,072
   1,000    Central Garden & Pet Co.
(a)...................................................
21,063
   4,000    CompUSA, Inc.
(a).........................................................
 .....        82,500
   2,875    Consolidated Stores Corp.
(a)..................................................
92,359
   1,000    Danka Business Systems PLC
ADR.................................................
35,375
   1,000    Dollar General Corp.
 ..........................................................
32,000
   2,250    Eagle Hardware & Garden, Inc. (a)
 .............................................        46,688
     500    Herman Miller Inc.
 ............................................................
28,313
     450    Hughes Supply,
Inc.........................................................
 ....        19,406
   1,300    Inacom Corp.
(a).........................................................
 ......        52,000
   1,800    Ingram Micro, Inc., Class A Shares
(a).........................................        41,400
   1,900    Interstate Bakeries Corp.
 .....................................................
93,338
   1,950    Just for Feet, Inc.
(a)........................................................
51,188
   1,800    Kroger Co.
(a).........................................................
 ........        83,700
   2,250    Richfood Holdings, Inc.
 .......................................................
54,563
   2,000    Ross Stores, Inc.
 ............................................................
 .       100,000
   3,600    Safeway Inc.
(a).........................................................
 ......       153,900
   1,600    Saks Holdings, Inc.
(a)........................................................
43,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       35

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                           EMERGING GROWTH PORTFOLIO

 SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

CONSUMER DISTRIBUTION -- 8.9% (CONTINUED)
   2,500    Staples, Inc.
(a).........................................................
 .....   $    45,156
   2,100    The Finish Line, Inc., Class A Shares
(a)......................................        44,363
     800    The Sports Authority, Inc.
(a).................................................
17,400
   2,000    Tiffany & Co., Inc.
 ...........................................................
73,250
   1,850    TJX Cos., Inc.
 ............................................................
 ....        87,644
   1,300    U.S. Office Products Co.
(a)...................................................
44,363
   2,650    Vons Cos., Inc.
(a).........................................................
 ...       158,669
------------------------------------------------------------
---------------------------------------------

1,678,910
------------------------------------------------------------
---------------------------------------------
CONSUMER DURABLES -- 1.6%
     500    Blyth Industries Inc.
(a)......................................................
22,813
   1,000    Ethan Allen
Interior....................................................
 .......        38,500
   4,000    Nautica Enterprises, Inc.
(a)..................................................
101,000
   2,650    Tommy Hilfiger Corp.
(a).......................................................
127,200
------------------------------------------------------------
---------------------------------------------

289,513
------------------------------------------------------------
---------------------------------------------
CONSUMER NON-DURABLES -- 4.4%
   1,500    Borders Group, Inc.
(a)........................................................
53,813
   1,800    Coca-Cola Enterprises, Inc.
 ...................................................
87,300
   1,700    Gadzooks, Inc.
(a).........................................................
 ....        31,025
     900    Gucci Group
NV..........................................................
 .......        57,488
   1,900    Liz Claiborne, Inc.
 ...........................................................
73,388
   4,200    Nike, Inc., Class B
Shares.....................................................
250,950
   1,500    Rexall Sundown, Inc.
(a).......................................................
40,781
   1,900    St. John Knits, Inc.
 ..........................................................
82,650
   1,750    U.S.A. Detergents, Inc.
(a)....................................................
72,844
   2,850    Wolverine World Wide, Inc.
 ....................................................
82,650
------------------------------------------------------------
---------------------------------------------

832,889
------------------------------------------------------------
---------------------------------------------
CONSUMER SERVICES -- 6.6%
   2,000    AMRESCO, Inc.
(a).........................................................
 .....        53,500
   2,650    APAC Teleservices, Inc.
(a)....................................................
101,694
   2,000    Apollo Group, Inc., Class A Shares
(a).........................................        66,875
   1,000    Boston Chicken, Inc.
(a).......................................................
35,875
     450    Caribiner International, Inc.
(a)..............................................
22,613
     500    CKE Restaurants, Inc.
 .........................................................
18,000
     850    Consolidated Graphics Inc.
(a).................................................
47,600
   2,500    Doubletree Corp.
(a).........................................................
 ..       112,500
   3,500    HFS Inc.
(a).........................................................
 ..........       209,125
   2,000    International Game
Technology..................................................
36,500
   1,450    Interpublic Group of Companies, Inc.
 ..........................................        68,875
   1,000    Landry's Seafood Restaurant, Inc.
(a)..........................................        21,375
   2,200    Meredith Corp.
 ............................................................
 ....       116,050
   1,000    Penske Motorsports, Inc.
(a)...................................................
25,250
   1,550    Prime Hospitality Inc.
(a).....................................................
24,994
   1,850    Promus Hotel Corp.
(a).........................................................
54,806
   1,000    RAC Financial Group, Inc.
(a)..................................................
21,125
     750    Rainforest Cafe, Inc.
(a)......................................................
17,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       36

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                           EMERGING GROWTH PORTFOLIO

 SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

CONSUMER SERVICES -- 6.6% (CONTINUED)
   3,150    Regal Cinemas, Inc.
(a)........................................................
$    96,863
   1,000    Robert Half International, Inc.
(a)............................................
34,375
   3,900    Sitel Corp.
(a).........................................................
 .......        55,575
------------------------------------------------------------
---------------------------------------------

1,241,195
------------------------------------------------------------
---------------------------------------------
ELECTRONICS -- 0.4%
   1,500    SCI Systems, Inc.
(a).........................................................
 .        66,938
------------------------------------------------------------
---------------------------------------------
ENERGY -- 10.7%
   1,000    Baker Hughes, Inc.
 ............................................................
34,500
     800    Barret Resources Corp.
(a).....................................................
34,100
   1,400    Benton Oil & Gas Co.
(a).......................................................
31,675
   1,031    BJ Services Co.
(a).........................................................
 ...        52,581
   1,300    Camco International Corp.
 .....................................................
59,963
   3,400    Chesapeake Energy Corp.
(a)....................................................
189,125
     900    Cliffs Drilling Co.
(a)........................................................
56,925
   2,500    Comstock Resources, Inc.
(a)...................................................
32,500
   1,700    Cooper Cameron Corp.
(a).......................................................
130,040
   1,550    Diamond Offshore Drilling, Inc.
(a)............................................
88,350
   1,400    ENSCO International, Inc.
(a)..................................................
67,900
   2,500    Falcon Drilling Co., Inc.
(a)..................................................
98,125
   1,250    Flores & Rucks, Inc.
(a).......................................................
66,563
   2,000    Forcenergy, Inc.
(a).........................................................
 ..        72,500
   4,700    Global Marine, Inc.
(a)........................................................
96,938
   2,500    Marine Drilling Co.,
Inc.(a)...................................................
49,219
   2,000    Noble Drilling Corp.
(a).......................................................
39,750
     500    Nuevo Energy Co.
(a).........................................................
 ..        26,000
   2,550    Pogo Producing Co.
 ............................................................
120,481
   3,450    Reading & Bates Corp. New
(a)..................................................
91,425
   5,000    Rowan Cos., Inc.
(a).........................................................
 ..       113,125
   3,000    Smith International, Inc.
(a)..................................................
134,615
   1,800    Tidewater, Inc.
 ............................................................
 ...        81,450
   2,650    Transocean Offshore Inc.
 ......................................................
165,956
   1,500    United Meridian Corp.
(a)......................................................
77,625
------------------------------------------------------------
---------------------------------------------

2,011,431
------------------------------------------------------------
---------------------------------------------
FINANCIAL SERVICES -- 9.1%
   1,950    Aames Financial Corp.
 .........................................................
69,956
     700    Astoria Financial Corp.
 .......................................................
25,813
   1,800    Bank of Boston Corp.
 ..........................................................
115,650
   1,000    ContiFinancial Corp.
(a).......................................................
36,125
   1,350    Cullen Frost Bankers, Inc.
 ....................................................
44,888
   2,100    Finova Group, Inc.
 ............................................................
134,925
     800    First Bank System, Inc.
 .......................................................
54,600
   2,650    Green Tree Financial Corp.
 ....................................................
102,356
   1,050    GreenPoint Financial Corp.
 ....................................................
49,613
   1,350    Household International, Inc.
 .................................................
124,538
   3,000    Imperial Credit Industries, Inc.
(a)...........................................        63,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       37

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                           EMERGING GROWTH PORTFOLIO

 SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

FINANCIAL SERVICES -- 9.1% (CONTINUED)
   1,300    North Fork Bankcorp.
 ..........................................................
$    46,313
   2,400    PennCorp Financial Group, Inc.
 ................................................
86,400
   1,500    People's Heritage Financial Group, Inc.
 .......................................        42,000
     750    Star Banc Corp.
 ............................................................
 ...        68,906
   1,350    Student Loan Marketing Association, Inc.
 ......................................       125,719
   4,300    SunAmerica, Inc.
 ............................................................
 ..       190,813
   2,100    TCF Financial Corp.
 ...........................................................
91,350
   2,000    The Money Store, Inc.
 .........................................................
55,250
   1,000    TIG Holdings Inc.
 ............................................................
 .        33,875
   3,600    Washington Mutual, Inc.
 .......................................................
155,925
------------------------------------------------------------
---------------------------------------------

1,718,015
------------------------------------------------------------
---------------------------------------------
HEALTHCARE -- 7.0%
     750    Curative Health Services Inc.
(a)..............................................
20,766
   5,000    Dura Pharmaceuticals, Inc.
(a).................................................
238,750
   2,000    HBO & Co.
 ............................................................
 .........       118,750
   4,000    Health Management Associates, Inc., Class A
Shares (a).........................        90,000
   3,500    HEALTHSOUTH Corp.
(a).........................................................
 .       135,188
   1,900    Jones Medical Industries, Inc.
 ................................................
69,588
   1,500    Medicis Pharmaceutical Corp.
(a)...............................................
66,000
   2,400    Mentor Corp./Minnesota
 ........................................................
70,800
   1,850    MiniMed, Inc.
(a).........................................................
 .....        59,663
   5,500    Omnicare Group, Inc.
 ..........................................................
176,688
     900    Parexel International Corp.
(a)................................................
46,463
   1,250    Quintiles Transnational Corp.
(a)..............................................
82,813
   2,600    Renal Treatment Centers, Inc.
(a)..............................................
66,300
   1,200    Total Renal Care Holdings, Inc.
(a)............................................
43,500
   1,300    Universal Health Services, Inc., Class B Shares
(a)............................        37,213
------------------------------------------------------------
---------------------------------------------

1,322,482
------------------------------------------------------------
---------------------------------------------
INSURANCE -- 2.5%
   1,100    American Bankers Insurance Group, Inc.
 ........................................        56,238
   2,650    CMAC Investment Corp.
 .........................................................
97,388
   4,251    Conseco, Inc.
 ............................................................
 .....       270,989
   1,500    Old Republic International Corp.
 ..............................................        40,125
------------------------------------------------------------
---------------------------------------------

464,740
------------------------------------------------------------
---------------------------------------------
MEDIA -- 0.9%
   2,300    Evergreen Media Corp.
(a)......................................................
57,500
   1,475    Infinity Broadcasting Co., Class A Shares
(a)..................................        49,597
   1,450    Omnicom Group, Inc.
 ...........................................................
66,338
------------------------------------------------------------
---------------------------------------------

173,435
------------------------------------------------------------
---------------------------------------------
PRODUCER MANUFACTURING -- 1.0%
     900    Mastec, Inc.
(a).........................................................
 ......        47,700
     750    Shaw Group, Inc.
(a).........................................................
 ..        17,531
   4,000    U.S.A. Waste Service, Inc.
(a).................................................
127,500
------------------------------------------------------------
---------------------------------------------

192,731
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       38

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                           EMERGING GROWTH PORTFOLIO

 SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

TECHNOLOGY -- 24.4%
   3,600    Acxiom Corp.
(a).........................................................
 ......   $    86,400
     500    Altera Corp. (a)
 ............................................................
 ..        36,344
   1,450    American Power Conversion Corp.
(a)............................................
39,513
     800    Applied Magnetics Corp. (a)
 ...................................................
23,900
   5,000    Ascend Communications, Inc.
(a)................................................
310,625
   1,100    Aspen Technologies, Inc.
(a)...................................................
88,275
   1,450    BMC Industries, Inc.
 ..........................................................
45,675
   4,700    BMC Software, Inc.
(a).........................................................
194,463
   4,250    Cadence Design Systems, Inc.
(a)...............................................
168,938
   2,500    Cambridge Technology Partners, Inc.
(a)........................................        83,906
   3,100    Cascade Communications Corp.
(a)...............................................
170,888
     400    CBT Group Ltd. Sponsored ADR
(a)...............................................
21,700
   1,000    CIBER Inc.
(a).........................................................
 ........        30,000
   1,600    Citrix Systems, Inc.
(a).......................................................
62,500
   1,600    Clarify, Inc.
(a).........................................................
 .....        76,800
   1,500    Cognos, Inc.
(a).........................................................
 ......        42,188
   1,500    Compaq Computer Corp.
(a)......................................................
111,375
   2,400    Compuware Corp.
(a).........................................................
 ...       120,300
   1,900    Concord EFS, Inc.
(a).........................................................
 .        53,675
     750    Cytec Industries Inc.
(a)......................................................
30,469
   5,600    Dell Computer Corp.
(a)........................................................
297,500
   2,000    Dynatech Corp.
(a).........................................................
 ....        88,500
     800    ENCAD, Inc.
(a).........................................................
 .......        33,000
   1,285    Intel Corp.
 ............................................................
 .......       168,255
     750    ITT Hartford Group, Inc.
 ......................................................
50,625
   1,600    Legato Systems, Inc.
(a).......................................................
52,200
   8,100    McAfee Associates, Inc.
(a)....................................................
356,400
   1,000    National TechTeam, Inc.
(a)....................................................
20,000
   1,200    Network General Corp.
(a)......................................................
36,300
   1,900    Oracle Systems Corp.
(a).......................................................
79,325
   3,300    Parametric Technology Corp.
(a)................................................
169,538
   2,250    Paychex, Inc.
 ............................................................
 .....       115,734
   6,800    PeopleSoft, Inc.
(a).........................................................
 ..       325,975
   1,200    Rational Software Corp.
(a)....................................................
47,475
     700    Remedy Corp.
(a).........................................................
 ......        37,625
   1,000    Sanmina Corp.
(a).........................................................
 .....        56,500
   2,700    Security Dynamics Tech I Corp.
(a).............................................
85,050
   3,400    Sun Microsystems, Inc.
(a).....................................................
87,338
   2,600    Sungard Data Systems, Inc.
(a).................................................
102,700
   1,400    Technology Solutions Co.
(a)...................................................
58,100
   1,250    Titanium Metals Corp.
(a)......................................................
41,094
     900    Uniphase Corp.
(a).........................................................
 ....        47,250
     700    Ultrak, Inc.
(a).........................................................
 ......        21,350
   2,600    Vanstar Corp.
(a).........................................................
 .....        63,700
   1,500    Vantive Corp.
(a).........................................................
 .....        46,875
   2,700    VIASOFT, Inc.
(a).........................................................
 .....       127,575
     300    Visio Corp.
(a).........................................................
 .......        14,850
   1,250    Wind River Systems
(a).........................................................
59,219

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       39

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                           EMERGING GROWTH PORTFOLIO

 SHARES                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

TECHNOLOGY -- 24.4% (CONTINUED)
   1,500    3Com Corp.
(a).........................................................
 ........   $   110,063
------------------------------------------------------------
---------------------------------------------

4,598,050
------------------------------------------------------------
---------------------------------------------
TELECOMMUNICATIONS -- 7.3%
   4,000    ADC Telecommunications Inc.
(a)................................................
124,500
   1,800    Andrew Corp.
(a).........................................................
 ......        95,513
   2,000    Aspect Telecommunications Corp.
(a)............................................
127,000
   4,100    Cisco Systems, Inc.
(a)........................................................
260,863
   1,350    Comverse Technology, Inc.
(a)..................................................
51,047
   1,400    DSP Communications Inc.
(a)....................................................
27,125
   1,400    Lucent Technologies, Inc.
 .....................................................
64,750
  10,300    Pairgain Technologies, Inc.
(a)................................................
313,506
   1,000    Saville Systems Ireland PLC ADR
(a)............................................
40,625
   4,500    Tellabs, Inc.
(a).........................................................
 .....       169,313
   2,050    Vitesse Semiconductors Corp.
(a)...............................................
93,275
------------------------------------------------------------
---------------------------------------------

1,367,517
------------------------------------------------------------
---------------------------------------------
TRANSPORTATION -- 0.8%
   1,500    Comair Holdings, Inc.
 .........................................................
36,000
   2,400    Continental Airlines Corp., Class B Shares
(a).................................        67,800
   1,000    Trico Marine Services, Inc.
(a)................................................
48,000
------------------------------------------------------------
---------------------------------------------

151,800
------------------------------------------------------------
---------------------------------------------
UTILITIES -- 1.6%
   1,600    ACC Corp. (a)
 ............................................................
 .....        48,400
   1,150    AES Corp. (a)
 ............................................................
 .....        53,475
   1,500    Billing Information Concepts
(a)...............................................
43,125
   2,100    Cincinnati Bell, Inc.
 .........................................................
129,413
     500    VideoServer, Inc.
(a).........................................................
 .        21,250
------------------------------------------------------------
---------------------------------------------

295,663
------------------------------------------------------------
---------------------------------------------
            TOTAL COMMON STOCKS (Cost --
$12,732,611)......................................
17,664,090
------------------------------------------------------------
---------------------------------------------
WARRANTS -- 0.1%
     900    BJ Services Co., Expire 4/12/00 (a) (Cost --
$4,275)...........................        24,188
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       40

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                           EMERGING GROWTH PORTFOLIO

  FACE
 AMOUNT                                        SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 6.0%
$130,000    U.S. Treasury Bills, 4.490% due 1/9/97
(b).....................................   $   129,870
 355,000    U.S. Treasury Bills, 4.470% due 1/30/97
(b)....................................       353,722
 120,000    U.S. Treasury Bills, 4.660% due 1/30/97
(b)....................................       119,549
 130,000    U.S. Treasury Bills, 4.700% due 2/6/97
(b).....................................       129,389
 125,000    U.S. Treasury Bills, 4.800% due 2/6/97
(b).....................................       124,400
 140,000    U.S. Treasury Bills, 4.910% due 3/20/97
(b)....................................       138,511
 130,000    Federal National Mortgage Association, 5.210%
due 2/3/97 (b)...................       128,297
------------------------------------------------------------
---------------------------------------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost -- $1,124,820)..............     1,123,738
------------------------------------------------------------
---------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
$13,861,706*)...............................   $18,812,016
------------------------------------------------------------
---------------------------------------------

(a) Non-income producing security.
(b) Rate represents annualized yield to maturity.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       41

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                         INTERNATIONAL EQUITY PORTFOLIO

 SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
STOCKS -- 100.0%
------------------------------------------------------------
---------------------------------------------
ARGENTINA -- 1.0%
   25,000    Quilmes Industrial S.A.
ADR...................................................   $
200,000
   12,500    Quilmes Industrial S.A. Preferred
ADR.........................................       114,063
------------------------------------------------------------
---------------------------------------------

314,063
------------------------------------------------------------
---------------------------------------------
AUSTRALIA -- 2.8%
   85,672    Coca Cola Amatil Ltd.
 ........................................................
915,263
------------------------------------------------------------
---------------------------------------------
AUSTRIA -- 2.8%
    2,000    VA Technologie
AG..........................................................
 ...       313,575
    5,000    Wolford
AG..........................................................
 ..........       604,271
------------------------------------------------------------
---------------------------------------------

917,846
------------------------------------------------------------
---------------------------------------------
BELGIUM -- 3.7%
    7,000    Barco N.V.
(a).........................................................
 .......     1,207,637
------------------------------------------------------------
---------------------------------------------
CHILE -- 1.4%
   15,000    Embotellador Andina S.A.
ADR..................................................
457,500
------------------------------------------------------------
---------------------------------------------
DENMARK -- 2.1%
    6,000    Coloplast, Class B
Shares.....................................................
681,483
------------------------------------------------------------
---------------------------------------------
FINLAND -- 2.5%
   14,000    Nokia OY AB, Class A
Shares...................................................
805,000
------------------------------------------------------------
---------------------------------------------
FRANCE -- 2.7%
      800    Carrefour Supermarche
S.A.....................................................
519,505
    2,270    Castorama Dubois
Investisse..................................................
 .       389,987
------------------------------------------------------------
---------------------------------------------

909,492
------------------------------------------------------------
---------------------------------------------
GERMANY -- 4.8%
   12,500    SGL Carbon
AG..........................................................
 .......     1,574,362
------------------------------------------------------------
---------------------------------------------
HONG KONG -- 10.2%
  200,000    Cheung Kong Infrastructure Holdings
(a).......................................       530,058
   50,000    Guoco Group Ltd.
 ............................................................
 .       279,897
  240,000    Hong Kong & China Gas Co.
Ltd.................................................
463,866
   20,000    Hong Kong & China Gas Co. Ltd. Warrants, Expire
9/30/97 (a)...................        11,118
   31,085    HSBC Holdings
PLC.........................................................
 ....       665,102
  100,000    Hutchinson Whampoa Ltd.
 ......................................................
785,391
   50,000    Sun Hung Kai Properties Ltd.
 .................................................
612,476
------------------------------------------------------------
---------------------------------------------

3,347,908
------------------------------------------------------------
---------------------------------------------
IRELAND -- 9.0%
   62,966    Bank of
Ireland.....................................................
 ..........       570,231
   40,942    CRH
PLC.........................................................
 ..............       424,083
  114,438    Greencore Group
PLC.........................................................
 ..       732,137
  199,999    Independent Newspapers
PLC....................................................
1,032,427
   25,281    Irish Continental Group
PLC...................................................
179,711
------------------------------------------------------------
---------------------------------------------

2,938,589
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       42

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                         INTERNATIONAL EQUITY PORTFOLIO

 SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
ISRAEL -- 1.5%
   20,000    Gilat Satellite Networks Ltd.
(a).............................................   $
492,500
------------------------------------------------------------
---------------------------------------------
ITALY -- 6.2%
    5,000    Fila Holding S.p.A.
ADR.......................................................
290,625
   20,000    Industrie Natuzzi S.p.A.
ADR..................................................
460,000
   10,000    Luxottica Group S.p.A.
ADR....................................................
520,000
  300,000    Telecom Italia Mobile
S.p.A...................................................
758,632
------------------------------------------------------------
---------------------------------------------

2,029,257
------------------------------------------------------------
---------------------------------------------
JAPAN -- 5.6%
   15,000    Canon,
Inc.........................................................
 ...........       330,835
      660    Doutor Coffee Co., Ltd.
 ......................................................
27,578
   40,000    Hitachi Ltd.
 ............................................................
 .....       372,189
   44,000    Itochu
Corp........................................................
 ...........       235,789
   28,000    Kajima
Corp........................................................
 ...........       199,742
       66    Mr. Max
Corp........................................................
 ..........           876
    1,600    Ohmoto Gumi Co.
Ltd.........................................................
 ..        22,883
    3,000    Shohkoh
Fund........................................................
 ..........       651,331
------------------------------------------------------------
---------------------------------------------

1,841,223
------------------------------------------------------------
---------------------------------------------
MALAYSIA -- 3.0%
  125,000    Renong
Berhad......................................................
 ...........       221,738
   25,000    Renong Berhad 4.00% ICUL 5/21/01
(a)..........................................        10,493
   15,625    Renong Berhad Warrants, Expire 11/21/00
(a)...................................         7,672
  224,000    Sungei Way Holdings
Berhad....................................................
665,215
   25,887    Sungei Way Holdings Berhad Warrants, Expire
6/29/99 (a).......................        48,177
   22,400    Sungei Way Holdings Berhad Rights, Expire
1/17/97 (a).........................        26,609
------------------------------------------------------------
---------------------------------------------

979,904
------------------------------------------------------------
---------------------------------------------

MEXICO -- 1.0%
   54,970    Gruma S.A. de C.V., Class B Shares
(a)........................................       335,183
------------------------------------------------------------
---------------------------------------------
NETHERLANDS -- 9.2%
   45,568    Getronics
N.V.........................................................
 ........     1,235,483
    3,125    Heineken
N.V.........................................................
 .........       552,448
   10,000    IHC Caland
N.V.........................................................
 .......       570,586
    5,000    Wolters Kluwer
C.V.A.......................................................
 ...       663,371
------------------------------------------------------------
---------------------------------------------

3,021,888
------------------------------------------------------------
---------------------------------------------
NORWAY -- 1.9%
   40,000    Tomra Systmems
ASA.........................................................
 ...       623,297
------------------------------------------------------------
---------------------------------------------
PANAMA -- 1.4%
   10,000    Panamerican Beverages Inc.
ADR................................................
468,750
------------------------------------------------------------
---------------------------------------------
PHILIPPINES -- 0.9%
1,200,000    SM Prime Holdings
Inc.........................................................
310,266
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       43

<PG$PCN>

------------------------------------------------------------
--------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

                         INTERNATIONAL EQUITY PORTFOLIO

 SHARES                                         SECURITY
VALUE
------------------------------------------------------------
---------------------------------------------
SINGAPORE -- 4.3%
   70,000    Cerebos Pacific Ltd.
 .........................................................
$   520,446
  100,000    DBS Land Ltd.
 ............................................................
 ....       368,173
  125,000    Van Der Horst Ltd.
 ...........................................................
522,770
------------------------------------------------------------
---------------------------------------------

1,411,389
------------------------------------------------------------
---------------------------------------------
SWEDEN -- 9.6%
    8,000    Astra AB, Class A
Shares......................................................
394,845
    2,000    Astra AB, Class B
Shares......................................................
96,368
   25,000    Autoliv AB
Free........................................................
 .......     1,094,757
   35,000    Nobel Biocare
AB..........................................................
 ....       615,114
   30,800    Telefonaktiebolaget LM Ericsson, Class B
Shares...............................       951,787
------------------------------------------------------------
---------------------------------------------

3,152,871
------------------------------------------------------------
---------------------------------------------
SWITZERLAND -- 1.7%
      500    Novartis AG Reg.
(a).........................................................
 .       570,822
------------------------------------------------------------
---------------------------------------------
THAILAND -- 1.3%
   90,000    Krung Thai Bank Public Co. Ltd.
 ..............................................       173,752
   60,000    Siam Makro Public Co. Ltd.
 ...................................................
252,730
------------------------------------------------------------
---------------------------------------------

426,482
------------------------------------------------------------
---------------------------------------------
UNITED KINGDOM -- 9.4%
  125,000    Boxmore International
PLC.....................................................
677,034
  225,000    British Biotech PLC
(a).......................................................
791,264
   30,415    Misys
PLC.........................................................
 ............       581,130
    6,000    Reuters Holdings PLC
ADR......................................................
459,000
   50,000    Serco Group
PLC.........................................................
 ......       576,709
------------------------------------------------------------
---------------------------------------------

3,085,137
------------------------------------------------------------
---------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
$22,927,395*)..............................   $32,818,112
------------------------------------------------------------
---------------------------------------------

(a) Non-income producing security.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       44

<PG$PCN>

                     (This page intentionally left blank.)

                                       45

<PG$PCN>

------------------------------------------------------------
--------------------
 STATEMENTS OF ASSETS AND LIABILITIES


DIVERSIFIED

MONEY           STRATEGIC

MARKET           INCOME

PORTFOLIO         PORTFOLIO
------------------------------------------------------------
--------------------------------------------
ASSETS:
  Investments --
Cost.................................................
$5,997,977       $56,555,704
  Foreign currency --
Cost............................................
--            94,498
------------------------------------------------------------
--------------------------------------------
  Investments, at
value...............................................
$5,997,977       $58,605,133
  Foreign currency, at
value..........................................
--            94,944

Cash........................................................
 ........              --                --
  Receivable for securities
sold......................................              --
8,109
  Dividends and interest
receivable...................................
16,101         1,050,522
  Receivable for Fund shares
sold.....................................              --
633
  Receivable for open forward foreign currency contracts
(Note 8).....              --            79,542
  Receivable from
manager.............................................
8,937                --
  Deferred organization
costs.........................................
--                --
------------------------------------------------------------
--------------------------------------------
  TOTAL
ASSETS......................................................
 ..       6,023,015        59,838,883
------------------------------------------------------------
--------------------------------------------
LIABILITIES:
  Payable to
bank.....................................................
119,295           219,303
  Dividends
payable...................................................
12,791                --
  Investment advisory fees
payable....................................              --
22,580
  Administration fees
payable.........................................
--            10,035
  Payable for Fund shares
purchased...................................              --
--
  Payable for securities
purchased....................................              -
-                --
  Payable to broker-variation margin (Note
6).........................              --                -
-
  Payable for open forward foreign currency contracts (Note
8)........              --             5,839
  Accrued
expenses....................................................
3,021            66,271
------------------------------------------------------------
--------------------------------------------
  TOTAL
LIABILITIES.................................................
 ..         135,107           324,028
------------------------------------------------------------
--------------------------------------------
TOTAL NET
ASSETS......................................................
$5,887,908       $59,514,855
------------------------------------------------------------
--------------------------------------------
NET ASSETS:
  Par value of shares of beneficial
interest..........................      $    5,888       $
5,419
  Capital paid in excess of par
value.................................       5,882,020
53,080,817
  Undistributed (overdistributed) net investment
income...............              --         5,164,002
  Accumulated net realized gain (loss) from security
transactions
     and futures
contracts............................................
--          (855,469)
  Net unrealized appreciation of investments and foreign
currencies...              --         2,120,086
------------------------------------------------------------
--------------------------------------------
TOTAL NET
ASSETS......................................................
$5,887,908       $59,514,855
------------------------------------------------------------
--------------------------------------------
SHARES
OUTSTANDING.................................................
 ...       5,887,908         5,418,831
------------------------------------------------------------
--------------------------------------------
NET ASSET VALUE, PER
SHARE............................................
$1.00            $10.98
------------------------------------------------------------
--------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       46

<PG$PCN>

---------------------------------------------------------
                                        DECEMBER 31, 1996

   EQUITY            EQUITY            GROWTH
EMERGING         INTERNATIONAL
   INCOME             INDEX           & INCOME
GROWTH             EQUITY
 PORTFOLIO          PORTFOLIO         PORTFOLIO
PORTFOLIO          PORTFOLIO
------------------------------------------------------------
--------------------------
$ 40,349,311       $13,277,032       $27,504,672
$13,861,706        $ 22,927,395
          --                --                --
--              16,054
------------------------------------------------------------
--------------------------
$ 45,419,501       $19,376,438       $38,657,443
$18,812,016        $ 32,818,112
          --                --                --
--              19,357
         363               128               667
24,542             578,964
          --             2,735                --
153,541                  --
     331,582            33,003           111,222
6,661              24,397
          --               354                --
6,264                  --
          ==                ==                ==
==                  ==
          --                --                --
6,080               6,150
------------------------------------------------------------
--------------------------
  45,751,446        19,412,658        38,769,332
19,009,104          33,446,980
------------------------------------------------------------
--------------------------
          ==                ==                ==
==                  ==
      17,928            92,699            14,929
65,762              23,658
       7,968            45,816             6,635
18,815               5,567
      16,273                --            37,285
--               6,955
          --             7,847           137,300
--                  --
          --             7,300                --
--                  --
          --                --                --
--                  --
      93,432             1,188            71,056
23,395              73,744
------------------------------------------------------------
--------------------------
     135,601           154,850           267,205
107,972             109,924
------------------------------------------------------------
--------------------------
$ 45,615,845       $19,257,808       $38,502,127
$18,901,132        $ 33,337,056
------------------------------------------------------------
--------------------------
$      3,507       $     1,049       $     2,343       $
1,194        $      2,762
  38,398,533        12,292,526        23,892,969
11,673,602          26,806,421
   2,153,889           233,583           613,411
(1,133)           (143,714)
     (10,274)          630,505         2,840,633
2,277,159          (3,221,741)
   5,070,190         6,100,145        11,152,771
4,950,310           9,893,328
------------------------------------------------------------
--------------------------
$ 45,615,845       $19,257,808       $38,502,127
$18,901,132        $ 33,337,056
------------------------------------------------------------
--------------------------
   3,506,583         1,048,910         2,343,319
1,193,702           2,762,236
------------------------------------------------------------
--------------------------
      $13.01            $18.36            $16.43
$15.83              $12.07
------------------------------------------------------------
--------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       47

<PG$PCN>

------------------------------------------------------------
--------------------
 STATEMENTS OF OPERATIONS


DIVERSIFIED

MONEY          STRATEGIC

MARKET           INCOME

PORTFOLIO       PORTFOLIO
------------------------------------------------------------
---------------------------------------------
INVESTMENT INCOME:

Interest....................................................
 ............     $325,237        $5,048,505

Dividends...................................................
 ............           --           150,177
  Less: Foreign withholding
tax...........................................           --
(5,399)
------------------------------------------------------------
---------------------------------------------
  TOTAL INVESTMENT
INCOME.................................................
325,237         5,193,283
------------------------------------------------------------
---------------------------------------------
EXPENSES:
  Investment advisory fees (Note
4).......................................       17,904
266,327
  Audit and
legal.......................................................
 ..       15,000            14,307
  Administration fees (Note
4)............................................       11,936
118,368
  Shareholder and system servicing
fees...................................       11,000
13,359
  Shareholder
communications..............................................
9,750            12,348

Custody.....................................................
 ............        3,600            51,317
  Amortization of deferred organization
costs.............................        2,937
3,090
  Trustees'
fees........................................................
 ..        1,400             7,808
  Pricing service
fees....................................................
--             2,268

Other.......................................................
 ............        1,096             6,597
------------------------------------------------------------
---------------------------------------------
  TOTAL
EXPENSES....................................................
 ......       74,623           495,789
  Less: Investment advisory and administration fee waiver
(Note 4)........      (29,840)               --
        Custody earnings credit (Note
3)..................................           --
--
------------------------------------------------------------
---------------------------------------------
  NET
EXPENSES....................................................
 ........       44,783           495,789
------------------------------------------------------------
---------------------------------------------
NET INVESTMENT INCOME
(LOSS)..............................................
280,454         4,697,494
------------------------------------------------------------
---------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND
FOREIGN CURRENCIES (NOTES 5, 6 AND 8):
  Realized Gain (Loss) From:
     Security transactions (excluding short-term
securities)..............           --           753,032
     Futures
contracts...................................................
 .           --                --
     Foreign currency
transactions........................................
--           463,161
------------------------------------------------------------
---------------------------------------------
  NET REALIZED GAIN
(LOSS)................................................
--         1,216,193
------------------------------------------------------------
---------------------------------------------
  Change in Net Unrealized Appreciation of Investments
  and Foreign Currencies:
     Beginning of
year....................................................
--         1,763,361
     End of
year........................................................
 ..           --         2,120,086
------------------------------------------------------------
---------------------------------------------
  INCREASE (DECREASE) IN NET UNREALIZED
APPRECIATION......................           --
356,725
------------------------------------------------------------
---------------------------------------------
NET GAIN ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN
CURRENCIES.........           --         1,572,918
------------------------------------------------------------
---------------------------------------------
INCREASE IN NET ASSETS FROM
OPERATIONS....................................     $280,454
$6,270,412
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       48

<PG$PCN>

--------------------------------------------------------
                    FOR THE YEAR ENDED DECEMBER 31, 1996

  EQUITY             EQUITY            GROWTH
EMERGING         INTERNATIONAL
  INCOME             INDEX            & INCOME
GROWTH             EQUITY
 PORTFOLIO         PORTFOLIO          PORTFOLIO
PORTFOLIO           PORTFOLIO
------------------------------------------------------------
---------------------------
$   801,101        $   61,054        $  184,351         $
51,524         $     20,466
  1,727,831           359,115           738,751
69,046              382,681
       (926)           (2,227)           (1,933)
(499)             (33,150)
------------------------------------------------------------
---------------------------
  2,528,006           417,942           921,169
120,071              369,997
------------------------------------------------------------
---------------------------
    215,308            69,030           166,039
142,425              278,118
     18,000            16,566            21,000
16,196               14,507
     95,692            34,515            73,795
37,980               65,439
     12,000            12,776             9,000
10,500               13,359
     15,000            18,363            19,000
9,000               12,347
      3,000            18,000             7,000
17,000               39,083
      3,090             2,954             2,964
3,235                3,235
      3,000             3,500             4,000
3,301                5,373
      3,000                --                --
--                6,612
        987             6,198             4,029
1,519                4,096
------------------------------------------------------------
---------------------------
    369,077           181,902           306,827
241,156              442,169
         --                --                --
--                   --
         --                --                --
--               (6,120)
------------------------------------------------------------
---------------------------
    369,077           181,902           306,827
241,156              436,049
------------------------------------------------------------
---------------------------
  2,158,929           236,040           614,342
(121,085)             (66,052)
------------------------------------------------------------
---------------------------
  2,077,070           445,793         2,842,198
2,277,045             (575,717)
         --           194,025                --
--                   --
         --                --                --
--               (1,265)
------------------------------------------------------------
---------------------------
  2,077,070           639,818         2,842,198
2,277,045             (576,982)
------------------------------------------------------------
---------------------------
  6,772,257         3,530,713         7,922,235
4,015,304            3,059,968
  5,070,190         6,100,145        11,152,771
4,950,310            9,893,328
------------------------------------------------------------
---------------------------
 (1,702,067)        2,569,432         3,230,536
935,006            6,833,360
------------------------------------------------------------
---------------------------
    375,003         3,209,250         6,072,734
3,212,051            6,256,378
------------------------------------------------------------
---------------------------
$ 2,533,932        $3,445,290        $6,687,076
$3,090,966         $  6,190,326
------------------------------------------------------------
---------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       49

<PG$PCN>

------------------------------------------------------------
---------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

DIVERSIFIED

MONEY            STRATEGIC

MARKET             INCOME

PORTFOLIO          PORTFOLIO
------------------------------------------------------------
---------------------------------------------
OPERATIONS:
  Net investment income
(loss)........................................     $
280,454        $ 4,697,494
  Net realized gain
(loss)............................................
--          1,216,193
  Increase (decrease) in net unrealized
appreciation..................              --
356,725
------------------------------------------------------------
---------------------------------------------
  INCREASE IN NET ASSETS FROM
OPERATIONS..............................         280,454
6,270,412
------------------------------------------------------------
---------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment
income...............................................
(280,454)          (788,174)
  Net realized
gains..................................................
--                 --
------------------------------------------------------------
---------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
SHAREHOLDERS...........        (280,454)          (788,174)
------------------------------------------------------------
---------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of
shares....................................       4,806,909
2,168,649
  Net asset value of shares issued for reinvestment of
dividends......         284,142            788,591
  Cost of shares
reacquired...........................................
(4,856,413)        (8,240,160)
------------------------------------------------------------
---------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
TRANSACTIONS......         234,638         (5,282,920)
------------------------------------------------------------
---------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS.....................................         234,638
199,318
NET ASSETS:
  Beginning of
year...................................................
5,653,270         59,315,537
------------------------------------------------------------
---------------------------------------------
  END OF
YEAR*.......................................................
 .     $ 5,887,908        $59,514,855
------------------------------------------------------------
---------------------------------------------
* Includes undistributed (overdistributed) net investment
income
  of:
 ............................................................
 ....              --         $5,164,002
------------------------------------------------------------
---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       50

<PG$PCN>

------------------------------------------------------------
-------------
                                     FOR THE YEAR ENDED
DECEMBER 31, 1996

  EQUITY         EQUITY        GROWTH &       EMERGING
INTERNATIONAL
  INCOME          INDEX         INCOME         GROWTH
EQUITY
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
PORTFOLIO
------------------------------------------------------------
-------------
$ 2,158,929    $   236,040    $   614,342    $  (121,085)
$    (66,052)
  2,077,070        639,818      2,842,198      2,277,045
(576,982)
 (1,702,067)     2,569,432      3,230,536        935,006
6,833,360
------------------------------------------------------------
-------------
  2,533,932      3,445,290      6,687,076      3,090,966
6,190,326
------------------------------------------------------------
-------------
   (279,331)      (233,642)       (53,652)            --
(118,973)
         --       (386,017)            --       (445,756)
--
------------------------------------------------------------
-------------
   (279,331)      (619,659)       (53,652)      (445,756)
(118,973)
------------------------------------------------------------
-------------
    438,507      3,253,118      1,940,036      2,152,668
2,716,330
    279,331        619,658         53,651        445,756
118,973
 (9,800,862)    (2,670,818)    (5,283,170)    (3,805,437)
(4,548,187)
------------------------------------------------------------
-------------
 (9,083,024)     1,201,958     (3,289,483)    (1,207,013)
(1,712,884)
------------------------------------------------------------
-------------
 (6,828,423)     4,027,589      3,343,941      1,438,197
4,358,469
 52,444,268     15,230,219     35,158,186     17,462,935
28,978,587
------------------------------------------------------------
-------------
$45,615,845    $19,257,808    $38,502,127    $18,901,132
$ 33,337,056
------------------------------------------------------------
-------------
 $2,153,889       $233,583       $613,411        $(1,133)
$(143,714)
------------------------------------------------------------
-------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       51


<PG$PCN>

------------------------------------------------------------
----------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS


DIVERSIFIED

MONEY            STRATEGIC

MARKET             INCOME

PORTFOLIO          PORTFOLIO
------------------------------------------------------------
----------------------------------------------
OPERATIONS:
  Net investment income
(loss).......................................       $
318,978        $ 4,580,033
  Net realized gain
(loss)...........................................
--           (863,120)
  Increase in net unrealized
appreciation............................                --
4,818,775
------------------------------------------------------------
----------------------------------------------
  INCREASE IN NET ASSETS FROM
OPERATIONS.............................           318,978
8,535,688
------------------------------------------------------------
----------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment
income..............................................
(318,978)        (3,628,366)
  Net realized
gains.................................................
--                 --
------------------------------------------------------------
----------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
SHAREHOLDERS..........          (318,978)        (3,628,366)
------------------------------------------------------------
----------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of
shares...................................         4,160,876
2,483,761
  Net asset value of shares issued for reinvestment of
dividends.....           302,497          3,327,194
  Cost of shares
reacquired..........................................
(5,951,049)        (6,662,995)
------------------------------------------------------------
----------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
TRANSACTIONS.....        (1,487,676)          (852,040)
------------------------------------------------------------
----------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS....................................
(1,487,676)         4,055,282
NET ASSETS:
  Beginning of
year..................................................
7,140,946         55,260,255
------------------------------------------------------------
----------------------------------------------
  END OF
YEAR*.......................................................
$ 5,653,270        $59,315,537
------------------------------------------------------------
----------------------------------------------
* Includes undistributed (overdistributed) net investment
income
  of:
 ............................................................
 ...                --           $791,941
------------------------------------------------------------
----------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       52

<PG$PCN>

-----------------------------------------------------------
                       FOR THE YEAR ENDED DECEMBER 31, 1995

  EQUITY             EQUITY             GROWTH
EMERGING          INTERNATIONAL
  INCOME              INDEX            & INCOME
GROWTH              EQUITY
 PORTFOLIO          PORTFOLIO          PORTFOLIO
PORTFOLIO           PORTFOLIO
------------------------------------------------------------
-----------------------------
$ 2,391,282        $   231,257        $   679,667        $
(34,870)        $     62,287
   (457,862)           432,091            421,958
1,846,715           (2,167,638)
 11,689,689          3,093,598          7,510,283
3,232,511            4,469,756
------------------------------------------------------------
-----------------------------
 13,623,109          3,756,946          8,611,908
5,044,356            2,364,405
------------------------------------------------------------
-----------------------------
 (2,744,365)          (200,991)          (701,745)
--             (110,647)
         --            (12,638)                --
--                   --
------------------------------------------------------------
-----------------------------
 (2,744,365)          (213,629)          (701,745)
--             (110,647)
------------------------------------------------------------
-----------------------------
  1,968,215          3,063,195          1,543,081
2,521,682            2,702,681
  2,744,365            213,629            701,745
--              110,647
 (7,564,452)        (1,815,334)        (4,621,473)
(1,642,161)          (4,501,305)
------------------------------------------------------------
-----------------------------
 (2,851,872)         1,461,490         (2,376,647)
879,521           (1,687,977)
------------------------------------------------------------
-----------------------------
  8,026,872          5,004,807          5,533,516
5,923,877              565,781
 44,417,396         10,225,412         29,624,670
11,539,058           28,412,806
------------------------------------------------------------
-----------------------------
$52,444,268        $15,230,219        $35,158,186
$17,462,935         $ 28,978,587
------------------------------------------------------------
-----------------------------
   $274,291           $231,185            $52,721
--             $(11,017)
------------------------------------------------------------
-----------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       53

<PG$PCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS
     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Money Market, Diversified Strategic Income, Equity
Income, Equity
Index, Growth & Income, Emerging Growth and International
Equity Portfolios
("Portfolios") are separate investment portfolios of the Smith Barney Series
Fund ("Fund"). The Fund, a Massachusetts business trust, is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. Shares of the Fund can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The
Fund offers three other portfolios: Appreciation, Intermediate High Grade and
Total Return Portfolios. The financial statements and financial highlights for the other portfolios are presented in a separate annual report.

     The significant accounting policies consistently followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price;
securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates;
over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. Government and Agency obligations are valued at the average between bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) interest income is recorded on the accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the
Portfolios determine the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded by the Portfolios on the ex-dividend date; (h) the accounting records of the Portfolios are maintained in U.S.
dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax;
(j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Portfolios' capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for the
Diversified Strategic Income Portfolio, a portion of undistributed net investment income amounting to $420 was reclassified to paid-in capital. In addition, for the Emerging Growth Portfolio, portions of accumulated net realized loss and accumulated net investment loss amounting to $57 and $119,952, respectively, were reclassified to paid-in capital. For the International Equity
Portfolio, a portion of undistributed net investment income amounting to $76,812 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared.
Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, for the Emerging Growth and International
Equity Portfolios,
organization costs have been deferred and are currently being amortized on a straight-line basis over a five-year period, beginning with commencement of operations in December 1993.

     For the Money Market, Diversified Strategic Income,
Equity Income, Equity
Index and Growth & Income Portfolios, organization costs have been deferred and amortized on a straight-line basis over a five year period that began with the commencement of operations in October 1991. As of December
31, 1996, the
amortization of the deferred organization costs had been completed for these portfolios.

                                       54

<PG$PCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     In addition, certain Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.
Realized gains or losses are recognized when contracts are settled.

     2.  DIVIDENDS

     The Fund's Board of Trustees changed the dividend policy for the
Portfolios, except the Money Market Portfolio, to declare and distribute dividends from net investment income annually. The Money
Market Portfolio will
continue to declare dividends daily from net investment income and distribute such dividends monthly. Net realized capital gains, if any, are declared and distributed annually.

     3.  CUSTODY EARNINGS CREDIT

     The International Equity Portfolio had an arrangement with its former custodian, The Bank of New York, where it earned custody credits on available cash balances. These credits offset custody fees charged to the Portfolio. For the period from January 1, 1996 through December 3, 1996, the custody credits totalled $6,120 for the Portfolio. Effective December 4,
1996, Chase Manhattan
Corp. became the custodian for the Porfolio.

     4.  INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
AGREEMENT AND OTHER
TRANSACTIONS

     The Fund, on behalf of the Money Market, Diversified
Strategic Income,
Equity Income, Growth & Income and International Equity
Portfolios, has entered
into an investment advisory agreement (the "Advisory
Agreement") with Smith
Barney Mutual Funds Management Inc. ("SBMFM"). SBMFM is a wholly-owned subsidiary of Smith Barney Holdings Inc. ("SBH"), which in turn is a wholly-owned subsidiary of Travelers Group Inc.
("Travelers"). Under the
Advisory Agreement, the Money Market, Diversified Strategic
Income, Equity
Income, Growth & Income and International Equity Portfolios each pay an investment advisory fee calculated at an annual rate of 0.30%, 0.45%, 0.45%,
0.45% and 0.85%, respectively, of their average daily net assets. These fees are calculated daily and paid monthly.

     The Fund, on behalf of the Equity Index Portfolio, has entered into an investment advisory agreement with Travelers Investment Management Company
("TIMCO"), a wholly-owned subsidiary of Travelers. Under the investment advisory agreement, the Equity Index Portfolio pays an investment advisory fee calculated at an annual rate of 0.40% of its average daily net assets. This fee is calculated daily and paid monthly.

     The Fund, on behalf of the Emerging Growth Portfolio, has entered into an investment advisory agreement with Van Kampen American
Capital Asset Management,
Inc. Under the investment advisory agreement, the Emerging
Growth Portfolio pays
an investment advisory fee calculated at an annual rate of 0.75% of its average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Global Capital Management, Inc. ("SBGCM") serves as sub-investment adviser to the Diversified Strategic Income Portfolio and is paid a monthly fee by SBMFM calculated at an annual rate of 0.15% of the Portfolio's average daily net assets. The Diversified Strategic Income Portfolio does not make any direct payments to SBGCM.

     The Fund, on behalf of the Portfolios, has entered into an administration agreement with SBMFM. Under the agreement, each Portfolio pays an administration fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

     By mutual agreement of the parties involved, in the event the aggregate expenses of a Portfolio (exclusive of interest, taxes, brokerage expenses and extraordinary expenses) exceed an agreed upon limitation, SBMFM will, as appropriate, reduce its fees by one half the excess expenses in the proportion that its respective fees bear to the aggregate of such fees paid by the
Portfolio. IDS Life Insurance Company ("IDS Life"), one of the insurance companies offering variable annuity insurance through which investments can be made in the Fund, will bear the remaining half of such excess expenses.

     For the Money Market Portfolio, SBMFM waived investment advisory and administration fees in the amount of $17,898 and $11,942, respectively, for the year ended December 31, 1996.

     For the year ended December 31, 1996, the Equity
Income, Growth & Income,
Emerging Growth and International Equity Portfolios paid
Smith Barney brokerage
commissions of $4,320, $1,044, $566 and $1,859,
respectively.

     No officer, Director or employee of Smith Barney or its affiliates receives any compensation from the Fund for serving as a Trustee or officer of the Fund.

                                       55

<PG$PCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     5.  INVESTMENTS

     During the year ended December 31, 1996, the aggregate costs of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                 PORTFOLIO
PURCHASES        SALES
------------------------------------------------------------
---------------------------------------------
Diversified Strategic
Income................................................
$61,081,279    $60,387,090
Equity
Income......................................................
 .........    12,837,475     17,533,640
Equity
Index.......................................................
 .........     2,717,887      1,130,240
Growth &
Income......................................................
 .......     7,707,281      9,964,615
Emerging
Growth......................................................
 .......    14,738,838     17,188,536
International
Equity......................................................
 ..    10,675,013     12,303,309
------------------------------------------------------------
---------------------------------------------

     At December 31, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:


NET UNREALIZED
                        PORTFOLIO
APPRECIATION*    DEPRECIATION*    APPRECIATION*
------------------------------------------------------------
------------------------------------------------
Diversified Strategic Income.............................
$ 2,315,751      $  (266,322)   $     2,049,429
Equity Income............................................
5,571,683         (501,493)         5,070,190
Equity Index.............................................
6,313,092         (213,686)         6,099,406
Growth & Income..........................................
11,354,215         (201,444)        11,152,771
Emerging Growth..........................................
5,199,945         (249,635)         4,950,310
International Equity.....................................
11,119,357       (1,228,640)         9,890,717
------------------------------------------------------------
------------------------------------------------

* Substantially the same for Federal income tax purposes.

     6.  FUTURES CONTRACTS

     The Diversified Strategic Income, Equity Income, Equity
Index, Growth &
Income, Emerging Growth and International Equity Portfolios may from time to time enter into futures contracts.

     Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

     At December 31, 1996, the Equity Index Portfolio purchased one financial futures contracts on the Standard & Poor's 500 Index expiring in March 1997. The basic value of such contracts was $371,511. The market value of such contracts on December 31, 1996 was $372,250, thereby resulting in an unrealized gain of
$739.

     7.  OPTION CONTRACTS

     The Diversified Strategic Income, Equity Income, Equity
Index, Growth &
Income, Emerging Growth and International Equity Portfolios may from time to time enter into option contracts.

     Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the

                                       56

<PG$PCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the
Portfolio purchases upon exercise will be increased by the premium originally paid.

     As of December 31, 1996, the Portfolios held no purchased call or put options.

     When a Portfolio writes a call option or a put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a covered put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

     During the year ended December 31, 1996, the Portfolios did not write any call or put options.

     8.  FORWARD FOREIGN CURRENCY CONTRACTS

     The Diversified Strategic Income, Emerging Growth and
International Equity
Portfolios have the ability to enter into forward foreign currency contracts.

     At December 31, 1996, Diversified Strategic Income
Portfolio had open
forward foreign currency contracts as described below. The
Portfolio bears the
market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

DIVERSIFIED STRATEGIC INCOME PORTFOLIO


LOCAL           MARKET         SETTLEMENT   UNREALIZED
                  FOREIGN CURRENCY
CURRENCY          VALUE            DATE      GAIN (LOSS)
------------------------------------------------------------
------------------------------------------------------
TO SELL:
  Australian Dollar.................................
1,300,000    $  1,032,169        1/28/97       $20,831
  British Pound.....................................
170,000         290,756        1/27/97       (5,156)
  Danish Krone......................................
7,500,000       1,273,298        1/27/97        24,571
  Finnish Markka....................................
4,300,000         934,736        1/27/97        11,983
  German Deutschemark...............................
600,000         390,041        1/27/97         (683)
  Italian Lira......................................
1,350,000,000         886,525        1/27/97        10,932
  Spanish Peseta....................................
73,000,000         560,808        1/27/97        11,225
------------------------------------------------------------
------------------------------------------------------
TOTAL UNREALIZED GAIN ON FORWARD FOREIGN
  CURRENCY CONTRACTS................................
$73,703
------------------------------------------------------------
------------------------------------------------------

     9.  REPURCHASE AGREEMENTS

     The Portfolios purchase (and its custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date
(generally, the next
business day) at an agreed-upon higher repurchase price. The
Portfolios require
continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

                                       57

<PG$PCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     10.  REVERSE REPURCHASE AGREEMENTS

     The Diversified Strategic Income, Equity Income and
International Equity
Portfolios may enter into reverse repurchase agreement for leveraging purposes.

     A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The
Portfolio will
establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreements.

     At December 31, 1996, the Portfolios had no open reverse repurchase agreements.

     11.  SHARES OF BENEFICIAL INTEREST

     As of December 31, 1996, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.
Transactions in shares for each portfolio were as follows:


YEAR ENDED           YEAR ENDED

DECEMBER 31, 1996    DECEMBER 31, 1995
------------------------------------------------------------
--------------------------------------------
MONEY MARKET PORTFOLIO
Shares
sold....................................................
4,806,909            4,160,876
Shares issued on
reinvestment..................................
284,142              302,497
Shares
redeemed................................................
(4,856,413)          (5,951,049)
------------------------------------------------------------
--------------------------------------------
Net Increase
(Decrease)........................................
234,638           (1,487,676)
------------------------------------------------------------
--------------------------------------------
DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Shares
sold....................................................
210,123              257,850
Shares issued on
reinvestment..................................
71,886              376,906
Shares
redeemed................................................
(790,515)            (725,789)
------------------------------------------------------------
--------------------------------------------
Net
Decrease...................................................
(508,506)             (91,033)
------------------------------------------------------------
--------------------------------------------
EQUITY INCOME PORTFOLIO
Shares
sold....................................................
35,646              183,214
Shares issued on
reinvestment..................................
21,388              253,960
Shares
redeemed................................................
(797,407)            (692,366)
------------------------------------------------------------
--------------------------------------------
Net
Decrease...................................................
(740,373)            (255,192)
------------------------------------------------------------
--------------------------------------------
EQUITY INDEX PORTFOLIO
Shares
sold....................................................
215,955              221,160
Shares issued on
reinvestment..................................
12,461               16,599
Shares
redeemed................................................
(157,107)            (135,102)
------------------------------------------------------------
--------------------------------------------
Net
Increase...................................................
71,309              102,657
------------------------------------------------------------
--------------------------------------------
GROWTH & INCOME PORTFOLIO
Shares
sold....................................................
131,558              115,413
Shares issued on
reinvestment..................................
3,219               63,571
Shares
redeemed................................................
(352,087)            (375,361)
------------------------------------------------------------
--------------------------------------------
Net
Decrease...................................................
(217,310)            (196,377)
------------------------------------------------------------
--------------------------------------------
EMERGING GROWTH PORTFOLIO
Shares
sold....................................................
139,846              210,992
Shares issued on
reinvestment..................................
28,230                   --
Shares
redeemed................................................
(243,591)            (139,884)
------------------------------------------------------------
--------------------------------------------
Net Increase
(Decrease)........................................
(75,515)              71,108
------------------------------------------------------------
--------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
Shares
sold....................................................
248,948              282,677
Shares issued on
reinvestment..................................
9,955               12,132
Shares
redeemed................................................
(401,765)            (475,871)
------------------------------------------------------------
--------------------------------------------
Net
Decrease...................................................
(142,862)            (181,062)
------------------------------------------------------------
--------------------------------------------

                                       58

<PG$PCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     12.  CONCENTRATION OF RISK

     Under normal market conditions, the Money Market
Portfolio invests at least
25% of its assets in short-term bank instruments and the Equity Income Portfolio invests at least 25% of its assets in the utility industry.
Because of their
concentration policy, these Portfolios may be subject to greater risk and market fluctuation than a portfolio that has securities representing a broader range of investment alternatives. Various factors could adversely affect the ability and inclination of companies in these industries to declare and pay dividends or interest and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     13.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

     14.  CAPITAL LOSS CARRYFORWARD

     At December 31, 1996, the following Portfolios had, for Federal income tax purposes, capital loss carryforwards available to offset future realized capital gains. To the extent that these capital loss carryforwards can be used to offset net realized capital gains, it is probable such gains will not be distributed.
The approximate amounts and expiration of carryforwards are indicated below.
Expiration occurs on December 31 in the year indicated:

                          PORTFOLIO
2002        2003       2004       TOTAL
------------------------------------------------------------
-----------------------------------------------
Diversified Strategic
Income.................................  $ 33,000   $
807,000   $    --   $  840,000
Equity
Income................................................
--       10,000        --       10,000
International
Equity.........................................    56,000
2,460,000   706,000    3,222,000
------------------------------------------------------------
-----------------------------------------------

     15.  SECURITIES TRADED ON A WHEN-ISSUED OR TO-BE-
ANNOUNCED BASIS

     The Diversified Strategic Income, Equity Income, Growth
& Income, Emerging
Growth and International Equity Portfolios may from time to time purchase securities on a when-issued or to-be-announced ("TBA") basis.

     In a to-be-announced ("TBA") transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the
Portfolio enters into the TBA transaction, the custodian maintains cash, U.S.
Government securities or other liquid high grade debt obligations in a segregated account equal in value to the purchase price of the TBA security.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     As of December 31, 1996, there were no when-issued or TBA securities held by the Portfolios.

     16.  MORTGAGE ROLL TRANSACTIONS

     The Diversified Strategic Income Portfolio has the ability to participate in mortgage roll transactions.

     A mortgage roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Portfolio to purchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.
Proceeds of the sale will be invested and the income from these investments, together with any additional income from the Portfolio exceeding the yield on the securities sold.

     As of December 31, 1996, there were no open mortgage roll transactions in the Portfolio.

                                       59

<PG$PCN>

------------------------------------------------------------
--------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     17.  SHORT SALES OF SECURITIES

     The Growth & Income and Emerging Growth Portfolio each have the ability to engage in the short sales of securities.

     A short sale is a transaction which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

     As of December 31, 1996, the Portfolios had no open short sale transactions.

     18.  LENDING OF SECURITIES

     The Diversified Strategic Income, Equity Income, Equity
Index, Growth &
Income, Emerging Growth and International Equity Portfolios each have the ability to lend its securities to brokers, dealers and other financial organizations.

     The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations, and receives a lenders fee, which is shared 60% by the Fund and
40% by the custodian. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary between 2% and 5% depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

     As of December 31, 1996, the Portfolios had no securities on loan.

                                       60

<PG$PCN>

------------------------------------------------------------
--------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year:

                 MONEY MARKET PORTFOLIO
1996       1995       1994       1993      1992
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR......................
$1.000     $1.000    $ 1.000    $1.000    $1.000
------------------------------------------------------------
------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (1).............................
0.047      0.052      0.035     0.023     0.027
  Dividends from net investment income..................
(0.047)    (0.052)    (0.035)   (0.023)   (0.027)
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, END OF YEAR............................
$1.000     $1.000     $1.000    $1.000    $1.000
------------------------------------------------------------
------------------------------------------------
TOTAL RETURN............................................
4.80%      5.31%      3.56%     2.37%     2.75%
------------------------------------------------------------
------------------------------------------------
NET ASSETS, END OF YEAR (000'S).........................
$5,888     $5,653     $7,141    $3,703    $2,108
------------------------------------------------------------
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (1)..........................................
0.75%      0.75%      0.75%     0.75%     0.75%
  Net investment income.................................
4.70       5.19       3.65      2.34      2.79
------------------------------------------------------------
------------------------------------------------

        DIVERSIFIED STRATEGIC INCOME PORTFOLIO
1996       1995       1994       1993       1992
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR....................
$10.01      $9.18     $10.07     $ 9.61     $10.14
------------------------------------------------------------
------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (1)(2)........................
0.88       0.74       0.58       0.70       0.67
  Net realized and unrealized gain (loss).............
0.24       0.70      (0.86)      0.47      (0.53)
------------------------------------------------------------
------------------------------------------------
Total Income (Loss) From Operations...................
1.12       1.44      (0.28)      1.17       0.14
------------------------------------------------------------
------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............................
(0.15)     (0.61)     (0.58)     (0.61)     (0.67)
  Net realized gains..................................
--         --         --      (0.04)        --
  Overdistribution of net realized gains..............
--         --         --      (0.05)        --
  Capital.............................................
--         --      (0.03)     (0.01)        --
------------------------------------------------------------
------------------------------------------------
Total Distributions...................................
(0.15)     (0.61)     (0.61)     (0.71)     (0.67)
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, END OF YEAR..........................
$10.98     $10.01      $9.18     $10.07      $9.61
------------------------------------------------------------
------------------------------------------------
TOTAL RETURN..........................................
11.16%     16.18%     (2.81)%    12.56%      1.42%
------------------------------------------------------------
------------------------------------------------
NET ASSETS, END OF YEAR (000'S).......................
$59,515    $59,316    $55,260    $43,244    $19,991
------------------------------------------------------------
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (1)........................................
0.84%      0.90%      0.95%      1.00%      1.00%
  Net investment income...............................
7.94       7.73       7.31       7.14       7.70
------------------------------------------------------------
------------------------------------------------
PORTFOLIO TURNOVER RATE...............................
106%        46%        54%        94%        65%
------------------------------------------------------------
------------------------------------------------

(1) For the Money Market Portfolio, the Investment adviser waived all or part of its fees for the five-year period ended December 31, 1996. In addition, for the Diversified Strategic Income Portfolio, Investment adviser waived all or part of its fees for the two-year period ended December
31, 1993. For the
    Money Market Portfolio, the Investment adviser also reimbursed expenses of
    $16,616, $17,889 and $14,624 for the three-year period ended December 31,
    1994. In addition, for the Diversified Strategic Income
Portfolio, IDS Life
    reimbursed expenses of $2,816 and $25,396 for the two-year period ended
    December 31, 1993. If such fees were not waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                       PER
SHARE DECREASES TO                       EXPENSE RATIOS
WITHOUT
                                                       NET
INVESTMENT INCOME                      WAIVERS AND
REIMBURSEMENTS
                                           -----------------
-----------------------------    ---------------------------
---------
                 PORTFOLIO                  1996      1995
1994      1993      1992     1996    1995    1994    1993
1992
    ------------------------------------   ------    ------
------    ------    ------    ----    ----    ----    ----
----
    Money Market........................   $0.005    $0.005
$0.005    $0.014    $0.014    1.25%   1.21%   1.26%   2.15%
2.18%
    Diversified Strategic Income........      N/A       N/A
N/A      0.00*    0.030     N/A     N/A     N/A    1.02
1.41

(2) Includes realized gains and losses from foreign currency transactions for the four years ended December 31, 1995.
 *  Amount represents less than $0.01.

                                       61

<PG$PCN>

------------------------------------------------------------
--------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year:

               EQUITY INCOME PORTFOLIO
1996       1995       1994       1993       1992
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR....................
$12.35     $ 9.87     $11.55     $10.90     $10.20
------------------------------------------------------------
------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (1)...........................
0.63       0.54       0.58       0.53       0.45
  Net realized and unrealized gain (loss).............
0.11       2.56      (1.75)      0.60       0.72
------------------------------------------------------------
------------------------------------------------
Total Income (Loss) From Operations...................
0.74       3.10      (1.17)      1.13       1.17
------------------------------------------------------------
------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............................
(0.08)     (0.62)     (0.49)     (0.47)     (0.47)
  Net realized gains..................................
--         --      (0.02)     (0.01)        --
------------------------------------------------------------
------------------------------------------------
Total Distributions...................................
(0.08)     (0.62)     (0.51)     (0.48)     (0.47)
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, END OF YEAR..........................
$13.01     $12.35     $ 9.87     $11.55     $10.90
------------------------------------------------------------
------------------------------------------------
TOTAL RETURN..........................................
5.99%     32.47%    (10.20)%    10.41%     11.74%
------------------------------------------------------------
------------------------------------------------
NET ASSETS, END OF YEAR (000'S).......................
$45,616    $52,444    $44,417    $60,160    $25,985
------------------------------------------------------------
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (1)........................................
0.77%      0.95%      0.84%      0.87%      1.00%
  Net investment income...............................
4.53       4.95       5.51       4.54       4.93
------------------------------------------------------------
------------------------------------------------
PORTFOLIO TURNOVER RATE...............................
28%        33%        21%         4%         4%
------------------------------------------------------------
------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID
  ON EQUITY TRANSACTIONS (2)..........................
$0.06      $0.06         --         --         --
------------------------------------------------------------
------------------------------------------------

                EQUITY INDEX PORTFOLIO
1996       1995       1994       1993       1992
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR....................
$15.58     $11.69     $11.90     $11.27     $10.62
------------------------------------------------------------
------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (1)...........................
0.22       0.25       0.23       0.20       0.17
  Net realized and unrealized gain (loss).............
3.17       3.88      (0.14)      0.71       0.55
------------------------------------------------------------
------------------------------------------------
Total Income From Operations..........................
3.39       4.13       0.09       0.91       0.72
------------------------------------------------------------
------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............................
(0.23)     (0.23)     (0.15)     (0.16)     (0.02)
  Net realized gains..................................
(0.38)     (0.01)     (0.15)     (0.12)     (0.05)
------------------------------------------------------------
------------------------------------------------
Total Distributions...................................
(0.61)     (0.24)     (0.30)     (0.28)     (0.07)
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, END OF YEAR..........................
$18.36     $15.58     $11.69     $11.90     $11.27
------------------------------------------------------------
------------------------------------------------
TOTAL RETURN..........................................
21.68%     35.81%      0.85%      8.66%      6.74%
------------------------------------------------------------
------------------------------------------------
NET ASSETS, END OF YEAR (000'S).......................
$19,258    $15,230    $10,225     $8,842     $4,178
------------------------------------------------------------
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (1)........................................
1.06%      1.00%      1.00%      1.00%      1.00%
  Net investment income...............................
1.37       1.84       2.10       1.77       2.10
------------------------------------------------------------
------------------------------------------------
PORTFOLIO TURNOVER RATE...............................
7%         5%         1%         1%         8%
------------------------------------------------------------
------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID
  ON EQUITY TRANSACTIONS (2)..........................
$0.04      $0.05         --         --         --
------------------------------------------------------------
------------------------------------------------

(1) For the Equity Income Portfolio, the Investment adviser waived all or part of its fees for the year ended December 31, 1992. In addition, for the
    Equity Index Portfolio, Investment adviser waived all or part of its fees for the four-year period ended December 31, 1995. For the Equity Income
    Portfolio, IDS Life also reimbursed expenses of $19,510 for year ended
    December 31, 1992. In addition, for Equity Index
Portfolio, IDS Life
    reimbursed expenses of $6,842, $25,496, $28,169 and $31,633 for the four-year period ended December 31, 1995. If such fees were not waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:


EXPENSE RATIOS WITHOUT

PER SHARE DECREASES TO                   WAIVERS

NET INVESTMENT INCOME               AND REIMBURSEMENTS

--------------------------------    ------------------------
----
                            PORTFOLIO
1995     1994     1993     1992     1995    1994    1993
1992
    --------------------------------------------------------
--   -----    -----    -----    -----    ----    ----    ---
-    ----
    Equity
Income.............................................     N/A
N/A      N/A    $0.02    N/A     N/A     N/A     1.27%
    Equity
Index..............................................   $0.02
$0.06    $0.10     0.15    1.17%   1.53%   1.88%   2.89

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

                                       62

<PG$PCN>

------------------------------------------------------------
--------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year:

              GROWTH & INCOME PORTFOLIO
1996       1995       1994       1993       1992
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR....................
$13.73     $10.75     $11.37     $10.68     $10.15
------------------------------------------------------------
------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (1)...........................
0.27       0.26       0.27       0.30       0.27
  Net realized and unrealized gain (loss).............
2.45       2.99      (0.63)      0.67       0.55
------------------------------------------------------------
------------------------------------------------
Total Income (Loss) From Operations...................
2.72       3.25      (0.36)      0.97       0.82
------------------------------------------------------------
------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............................
(0.02)     (0.27)     (0.26)     (0.26)     (0.29)
  Overdistribution of net realized gains..............
--         --         --      (0.02)        --
  Capital.............................................
--         --         --         --      (0.00)*
------------------------------------------------------------
------------------------------------------------
Total Distributions...................................
(0.02)     (0.27)     (0.26)     (0.28)     (0.29)
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, END OF YEAR..........................
$16.43     $13.73     $10.75     $11.37     $10.68
------------------------------------------------------------
------------------------------------------------
TOTAL RETURN..........................................
19.83%     30.49%     (3.20)%     9.09%      8.44%
------------------------------------------------------------
------------------------------------------------
NET ASSETS, END OF YEAR (000'S).......................
$38,502    $35,158    $29,625    $25,549    $10,951
------------------------------------------------------------
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (1)........................................
0.83%      0.98%      0.93%      1.00%      1.00%
  Net investment income...............................
1.67       2.09       2.52       2.68       3.06
------------------------------------------------------------
------------------------------------------------
PORTFOLIO TURNOVER RATE...............................
22%        17%        77%        78%        78%
------------------------------------------------------------
------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID
  ON EQUITY TRANSACTIONS (2)..........................
$0.06      $0.06         --         --         --
------------------------------------------------------------
------------------------------------------------

               EMERGING GROWTH PORTFOLIO
1996       1995       1994      1993(3)
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.....................
$13.76     $ 9.63     $10.41     $10.00
------------------------------------------------------------
------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss) (1).....................
(0.10)     (0.03)      0.00*      0.01
  Net realized and unrealized gain (loss)..............
2.55       4.16      (0.78)      0.40
------------------------------------------------------------
------------------------------------------------
Total Income (Loss) From Operations....................
2.45       4.13      (0.78)      0.41
------------------------------------------------------------
------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income................................
--         --      (0.00)*       --
  Net realized gains...................................
(0.38)        --         --         --
------------------------------------------------------------
------------------------------------------------
Total Distributions....................................
(0.38)        --      (0.00)*       --
------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE, END OF YEAR...........................
$15.83     $13.76     $ 9.63     $10.41
------------------------------------------------------------
------------------------------------------------
TOTAL RETURN...........................................
17.83%     42.89%     (7.48)%     4.10%++
------------------------------------------------------------
------------------------------------------------
NET ASSETS, END OF YEAR (000'S)........................
$18,901    $17,463    $11,539     $2,257
------------------------------------------------------------
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (1).........................................
1.27%      1.20%      1.20%      1.05%+
  Net investment income (loss).........................
(0.64)     (0.24)     (0.17)      1.37+
------------------------------------------------------------
------------------------------------------------
PORTFOLIO TURNOVER RATE................................
84%       121%        66%        --
------------------------------------------------------------
------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID
  ON EQUITY TRANSACTIONS (2)...........................
$0.05      $0.06         --         --
------------------------------------------------------------
------------------------------------------------

(1) For the Growth & Income Portfolio, the Investment adviser waived all or part of its fees for the two-year period ended December 31, 1993. In addition, for the Emerging Growth Portfolio, the Investment adviser waived all or part of its fees for the two-year period ended December 31, 1995 and the period ended December 31, 1993. For the Growth & Income
Portfolio, IDS Life
    reimbursed expenses of $1,085 and $20,683 for the two-year period ended
    December 31, 1993. In addition, for the Emerging Growth
Portfolio, IDS Life
    reimbursed expenses of $5,265, $18,068 and $2,915 for the two-year period ended December 31, 1995 and the period ended December
31, 1993. If such fees
    were not waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:


EXPENSE RATIOS WITHOUT

PER SHARE DECREASES TO

NET INVESTMENT INCOME           WAIVERS AND REIMBURSEMENTS

--------------------------------    ------------------------
----
                            PORTFOLIO
1995     1994     1993     1992     1995    1994    1993
1992
    --------------------------------------------------------
--   -----    -----    -----    -----    ----    ----    ---
-    ----
    Growth &
Income...........................................     N/A
N/A    $0.01    $0.06     N/A     N/A    1.01%   1.65%
    Emerging
Growth...........................................   $0.02
$0.01     0.06      N/A    1.39%   1.59%   9.99+    N/A

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(3) For the period from December 3, 1993 (commencement of operations) to
    December 31, 1993.
 *  Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

                                       63

<PG$PCN>

------------------------------------------------------------
--------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year:

                 INTERNATIONAL EQUITY PORTFOLIO
1996       1995       1994      1993(1)
------------------------------------------------------------
-----------------------------------------------
NET ASSET VALUE, BEGINNING OF
YEAR...............................    $ 9.98      $9.21
$10.05    $10.00
------------------------------------------------------------
-----------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)
(2)(3)............................     (0.02)      0.03
0.00*     0.00*
  Net realized and unrealized gain
(loss)........................      2.15       0.78
(0.84)     0.05
------------------------------------------------------------
-----------------------------------------------
Total Income (Loss) From
Operations..............................      2.13
0.81      (0.84)     0.05
------------------------------------------------------------
-----------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment
income..........................................     (0.04)
(0.04)        --        --
------------------------------------------------------------
-----------------------------------------------
Total
Distributions..............................................
(0.04)     (0.04)        --        --
------------------------------------------------------------
-----------------------------------------------
NET ASSET VALUE, END OF
YEAR.....................................    $12.07
$9.98     $ 9.21    $10.05
------------------------------------------------------------
-----------------------------------------------
TOTAL
RETURN.....................................................
21.38%      8.80%     (8.36)%    0.50%++
------------------------------------------------------------
-----------------------------------------------
NET ASSETS, END OF YEAR
(000'S)..................................   $33,337
$28,979    $28,413    $5,867
------------------------------------------------------------
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses
(2)(4)................................................
1.35%      1.43%      1.30%     1.08%+
  Net investment income
(loss)...................................     (0.20)
0.35       0.31     (0.51)+
------------------------------------------------------------
-----------------------------------------------
PORTFOLIO TURNOVER
RATE..........................................        33%
34%        12%       --
------------------------------------------------------------
-----------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON EQUITY TRANSACTIONS
(5)....     $0.03      $0.01         --        --
------------------------------------------------------------
-----------------------------------------------

(1) For the period from December 3, 1993 (commencement of operations) to
    December 31, 1993.
(2) For the International Equity Portfolio, the Investment adviser waived all or part of its fees for the year ended December 31, 1994 and the period ended
    December 31, 1993. IDS Life reimbursed expenses of
$23,712 and $1,902 for
    the year ended December 31, 1994 and the period ended
December 31, 1993. If
    such fees were not waived and expenses reimbursed, the per share effect on net investment income and the expense would have been as follows:


PER SHARE              EXPENSE RATIOS

DECREASES TO                 WITHOUT

NET INVESTMENT              WAIVERS AND

INCOME                REIMBURSEMENTS

-----------------         -----------------
                                     PORTFOLIO
1994        1993          1994         1993
    --------------------------------------------------------
--------------------      -----       -----         ----
----
    International
Equity......................................................
 ..      $0.00*      $0.02         1.51%        2.96%+

(3) Includes realized gains and losses from foreign currency transactions for the two years ended December 31, 1995 and the period ended December 31,
    1993.
(4) During the year ended December 31, 1996 and the year ended December 31,
    1995, the International Equity Portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratios of expenses to average net assets would be 1.33%
    and 1.37%, respectively.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 *  Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

------------------------------------------------------------
--------------------
 TAX INFORMATION (UNAUDITED)

     The Emerging Growth and Equity Index Portfolio paid distributions from long-term capital gains of $445,756 and $274,308, respectively, which are taxable as such.

                                       64

<PG$PCN>

------------------------------------------------------------
--------------------
 INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
SMITH BARNEY SERIES FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Money Market, Diversified Strategic Income,
Equity Income, Equity Index, Growth and Income, Emerging
Growth, and
International Equity Portfolios ("Portfolios") of the Smith
Barney Series Fund
("Fund") as of December 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31,
1994 with respect to the Money Market, Diversified Strategic
Income, Equity
Income, Equity Index, and Growth and Income Portfolios, and for the year ended
December 31, 1994 and the period from December 3, 1993 (commencement of operations) to December 31, 1993 with respect to the Emerging Growth and
International Equity Portfolios were audited by other auditors whose report thereon, dated February 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1996, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the
Portfolios as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.


                                       /s/ KPMG Peat Marwick
LLP
 York, New York
February 24, 1997

                                       65

<PG$PCN>

                                        This report is
submitted for the general
                                        information of the
owners of the Smith
                                        Barney Series Fund.
It is not authorized
                                        for distribution to
prospective
                                        investors unless
accompanied or preceded
                                        by an effective
Prospectus for the Fund,
                                        which contains
information concerning
                                        the Fund's
investment policies, fees and
                                        expenses, as well as
other pertinent
                                        information.

                                        SYMPHONY
                                        investments are
sponsored and managed
                                        by:
                                        Smith Barney Inc.
                                        and subsidiaries

                                        SYMPHONY
                                        is underwritten,
issued and serviced by:
                                        IDS Life Insurance
Company and
                                        IDS Life Insurance
Company of New York

                                        S6223 F (2/97)

<PG$PCN>